UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668
                                                      --------

                         OPPENHEIMER AMT-FREE MUNICIPALS
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.

OPPENHEIMER AMT-FREE MUNICIPALS


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Special Assessment                                                         12.6%
--------------------------------------------------------------------------------
Hospital/Health Care                                                       11.6
--------------------------------------------------------------------------------
Higher Education                                                           11.5
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                 9.9
--------------------------------------------------------------------------------
Special Tax                                                                 8.4
--------------------------------------------------------------------------------
Multifamily Housing                                                         5.1
--------------------------------------------------------------------------------
Education                                                                   3.6
--------------------------------------------------------------------------------
Gas Utilities                                                               3.6
--------------------------------------------------------------------------------
General Obligation                                                          3.5
--------------------------------------------------------------------------------
Airlines                                                                    3.4

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007,and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        13.0%
--------------------------------------------------------------------------------
AA                                                                         17.2
--------------------------------------------------------------------------------
A                                                                          16.2
--------------------------------------------------------------------------------
BBB                                                                        33.3
--------------------------------------------------------------------------------
BB                                                                          4.1
--------------------------------------------------------------------------------
B                                                                           2.1
--------------------------------------------------------------------------------
CCC                                                                         2.0
--------------------------------------------------------------------------------
Not Rated                                                                  12.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN STATES
--------------------------------------------------------------------------------
Florida                                                                    17.4%
--------------------------------------------------------------------------------
Texas                                                                      11.9
--------------------------------------------------------------------------------
California                                                                 10.1
--------------------------------------------------------------------------------
Illinois                                                                    8.7
--------------------------------------------------------------------------------
Colorado                                                                    5.2
--------------------------------------------------------------------------------
Georgia                                                                     4.7
--------------------------------------------------------------------------------
New Jersey                                                                  4.7
--------------------------------------------------------------------------------
Washington                                                                  4.1
--------------------------------------------------------------------------------
Iowa                                                                        3.9
--------------------------------------------------------------------------------
Louisiana                                                                   3.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on net assets.

--------------------------------------------------------------------------------


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER AMT-FREE MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/27/76. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING        EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                    VALUE         VALUE         6 MONTHS ENDED
                                    (8/1/06)      (1/31/07)     JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                      $ 1,000.00    $ 1,044.30    $ 7.19
--------------------------------------------------------------------------------
Class A Hypothetical                  1,000.00      1,018.20      7.10
--------------------------------------------------------------------------------
Class B Actual                        1,000.00      1,040.30     11.32
--------------------------------------------------------------------------------
Class B Hypothetical                  1,000.00      1,014.17     11.18
--------------------------------------------------------------------------------
Class C Actual                        1,000.00      1,040.50     11.12
--------------------------------------------------------------------------------
Class C Hypothetical                  1,000.00      1,014.37     10.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A      1.39%
---------------------------
Class B      2.19
---------------------------
Class C      2.15

Interest and related expenses from inverse floaters represents 0.62% of the expense ratios, but has not affected the Fund's total returns or net asset values.

--------------------------------------------------------------------------------


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--117.8%
--------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
$        15,000   AL HFA (Pelican)                                           6.550%     03/20/2030   $        15,280
--------------------------------------------------------------------------------------------------------------------
      1,520,000   AL Space Science Exhibit Finance Authority                 6.000      10/01/2025         1,537,738
--------------------------------------------------------------------------------------------------------------------
         25,000   Bessemer, AL Water, Series A 1                             5.750      07/01/2026            25,535
--------------------------------------------------------------------------------------------------------------------
        105,000   Birmingham, AL Airport Authority 1                         5.625      07/01/2026           107,127
--------------------------------------------------------------------------------------------------------------------
         35,000   Birmingham, AL Baptist Medical Centers
                  (Baptist Health System)                                    5.625      11/15/2015            37,081
--------------------------------------------------------------------------------------------------------------------
         15,000   Birmingham, AL Baptist Medical Centers
                  (Baptist Health System)                                    5.875      11/15/2024            16,023
--------------------------------------------------------------------------------------------------------------------
        160,000   Birmingham, AL Private Educational Building Authority
                  (Birmingham-Southern College)                              6.125      12/01/2025           162,600
--------------------------------------------------------------------------------------------------------------------
         15,000   Birmingham, AL Special Care Facilities Financing
                  Authority
                  (Children's Hospital of Alabama) 1                         5.500      06/01/2022            15,365
--------------------------------------------------------------------------------------------------------------------
         50,000   Birmingham, AL Special Care Facilities Financing
                  Authority (Daughters of Charity)                           5.000      11/01/2025            50,292
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Camden, AL Industrial Devel. Board
                  (Weyerhaeuser Company), Series A                           6.125      12/01/2024         1,093,500
--------------------------------------------------------------------------------------------------------------------
        225,000   Cooperative District, AL Fort Deposit                      6.000      02/01/2036           234,587
--------------------------------------------------------------------------------------------------------------------
        185,000   Fayette, AL Waterworks                                     5.250      10/01/2016           188,922
--------------------------------------------------------------------------------------------------------------------
        435,000   Greater Montgomery, AL Educational Building Authority
                  (Huntingdon College)                                       5.100      05/01/2016           437,806
--------------------------------------------------------------------------------------------------------------------
        115,000   Jefferson County, AL Sewer 1                               5.375      02/01/2027           115,125
--------------------------------------------------------------------------------------------------------------------
         30,000   Marshall County, AL Health Care Authority                  5.400      02/01/2031            31,754
--------------------------------------------------------------------------------------------------------------------
        455,000   McIntosh, AL Industrial Devel. Board
                  (CIBA Specialty Chemicals)                                 5.375      06/01/2028           464,205
--------------------------------------------------------------------------------------------------------------------
         50,000   Montgomery, AL Medical Clinic Board
                  (Jackson Hospital & Clinic)                                5.875      03/01/2016            50,586
                                                                                                     ---------------
                                                                                                           4,583,526

--------------------------------------------------------------------------------------------------------------------
ALASKA--1.0%
         10,000   AK HFC (Veterans Mtg.)                                     6.150      06/01/2039            10,369
--------------------------------------------------------------------------------------------------------------------
      8,000,000   AK HFC, Series A 11                                        5.000      12/01/2033         8,159,520
--------------------------------------------------------------------------------------------------------------------
     10,000,000   AK HFC, Series C 11                                        5.250      06/01/2032        10,289,950
--------------------------------------------------------------------------------------------------------------------
         60,000   AK HFC, Series A                                           6.000      06/01/2049            62,516
--------------------------------------------------------------------------------------------------------------------
        750,000   AK Industrial Devel. & Export Authority
                  (Anchorage Sportsplex/Grace Community
                  Church Obligated Group)                                    6.150      08/01/2031           761,003
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Aleutians East Borough, AK
                  (Aleutian Pribilof Islands)                                5.500      06/01/2025         1,078,230
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Aleutians East Borough, AK
                  (Aleutian Pribilof Islands)                                5.500      06/01/2036         1,071,920
                                                                                                     ---------------
                                                                                                          21,433,508


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ARIZONA--3.0%
$        30,000   Apache County, AZ IDA
                  (Tucson Electric Power Company) 1                          5.875%     03/01/2033   $        30,019
--------------------------------------------------------------------------------------------------------------------
         40,000   AZ Health Facilities Authority
                  (Phoenix Children's Hospital)                              5.875      02/15/2027            42,708
--------------------------------------------------------------------------------------------------------------------
         55,000   AZ University Medical Center                               5.000      07/01/2021            55,037
--------------------------------------------------------------------------------------------------------------------
        750,000   AZ West Campus Hsg. (Arizona State University)             6.375      07/01/2022           848,850
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Buckeye, AZ Watson Road Community Facilities District      5.750      07/01/2022         1,052,280
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Buckeye, AZ Watson Road Community Facilities District      6.000      07/01/2030         2,115,540
--------------------------------------------------------------------------------------------------------------------
        200,000   Centerra, AZ Community Facilities District                 5.150      07/15/2031           199,856
--------------------------------------------------------------------------------------------------------------------
        764,950   Central AZ Irrigation & Drain District, Series A 1         6.000      06/01/2013           765,983
--------------------------------------------------------------------------------------------------------------------
        200,000   Estrella, AZ Mountain Ranch Community Facilities
                  District                                                   5.625      07/15/2025           206,510
--------------------------------------------------------------------------------------------------------------------
        100,000   Estrella, AZ Mountain Ranch Community Facilities
                  District                                                   5.800      07/15/2030           104,303
--------------------------------------------------------------------------------------------------------------------
        250,000   Gladden Farms, AZ Community Facilities District            5.500      07/15/2031           254,510
--------------------------------------------------------------------------------------------------------------------
         10,000   Glendale, AZ IDA (Midwestern)                              5.375      05/15/2028            10,269
--------------------------------------------------------------------------------------------------------------------
        800,000   Litchfield, AZ Park Community Facility District            6.375      07/15/2026           850,008
--------------------------------------------------------------------------------------------------------------------
          5,000   Maricopa County, AZ Hospital (Sun Health Corp.)            6.125      04/01/2018             5,113
--------------------------------------------------------------------------------------------------------------------
      1,915,000   Maricopa County, AZ IDA (Christian Care Apartments)        6.500      01/01/2036         2,026,779
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Maricopa County, AZ IDA (Christian Care Mesa II)           6.625      01/01/2034         2,080,440
--------------------------------------------------------------------------------------------------------------------
        500,000   Maricopa County, AZ IDA (Immanuel Campus Care)             8.500      04/20/2041           507,125
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Maricopa County, AZ IDA (Sun King Apartments)              6.750      11/01/2018         1,553,250
--------------------------------------------------------------------------------------------------------------------
        785,000   Maricopa County, AZ IDA (Sun King Apartments)              6.750      05/01/2031           809,131
--------------------------------------------------------------------------------------------------------------------
         55,000   Maricopa County, AZ Pollution Control Corp.
                  (Public Service Company of New Mexico)                     6.300      12/01/2026            56,253
--------------------------------------------------------------------------------------------------------------------
        200,000   Marley Park, AZ Community Facilities District              5.300      07/15/2031           200,748
--------------------------------------------------------------------------------------------------------------------
        500,000   Merrill Ranch, AZ Community Facilities District
                  No. 1 Special Assessment Lien                              5.300      07/01/2030           507,570
--------------------------------------------------------------------------------------------------------------------
        275,000   Mesa, AZ IDA (Mesa Student Hsg.)                           6.000      07/01/2032           290,381
--------------------------------------------------------------------------------------------------------------------
        200,000   Mesa, AZ IDA Student Hsg.
                  (Arizona State University East)                            6.000      07/01/2026           216,494
--------------------------------------------------------------------------------------------------------------------
        375,000   Palm Valley, AZ Community Facility District No. 3          5.300      07/15/2031           380,310
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Peoria, AZ IDA (Sierra Winds)                              6.375      08/15/2029         3,115,470
--------------------------------------------------------------------------------------------------------------------
      5,535,000   Phoenix, AZ IDA (Christian Care)                           5.500      07/01/2035         5,610,608
--------------------------------------------------------------------------------------------------------------------
        500,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)          6.250      07/01/2036           519,555
--------------------------------------------------------------------------------------------------------------------
        775,000   Phoenix, AZ IDA (Summit Apartments)                        6.550      07/20/2037           846,951
--------------------------------------------------------------------------------------------------------------------
      1,735,000   Pima County, AZ IDA (Arizona Charter School)               6.100      07/01/2024         1,848,764
--------------------------------------------------------------------------------------------------------------------
        500,000   Pima County, AZ IDA (Arizona Charter School)               6.300      07/01/2031           536,840
--------------------------------------------------------------------------------------------------------------------
      1,400,000   Pima County, AZ IDA (Arizona Charter School)               6.500      07/01/2023         1,509,158
--------------------------------------------------------------------------------------------------------------------
      1,315,000   Pima County, AZ IDA (Arizona Charter School)               6.750      07/01/2031         1,429,116
--------------------------------------------------------------------------------------------------------------------
      2,200,000   Pima County, AZ IDA (Christian Senior Living)              5.050      01/01/2037         2,138,730
--------------------------------------------------------------------------------------------------------------------
        500,000   Pima County, AZ IDA
                  (Facility Choice Education & Devel. Corp.)                 6.250      06/01/2026           515,445


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$       750,000   Pima County, AZ IDA
                  (Facility Choice Education & Devel. Corp.)                 6.375%     06/01/2036   $       774,128
--------------------------------------------------------------------------------------------------------------------
      1,100,000   Pima County, AZ IDA (Noah Webster Basic School)            6.125      12/15/2034         1,154,461
--------------------------------------------------------------------------------------------------------------------
        500,000   Pima County, AZ IDA (P.L.C. Charter Schools)               6.750      04/01/2036           531,710
--------------------------------------------------------------------------------------------------------------------
        120,000   Pima County, AZ IDA (Paradise Education Center)            5.875      06/01/2033           121,124
--------------------------------------------------------------------------------------------------------------------
        250,000   Pima County, AZ IDA (Paradise Education Center)            6.000      06/01/2036           255,075
--------------------------------------------------------------------------------------------------------------------
      2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter
                  School)                                                    5.600      07/01/2023         3,010,721
--------------------------------------------------------------------------------------------------------------------
        500,000   Pima County, AZ IDA (Sonoran Science Academy)              5.670      12/01/2027           493,880
--------------------------------------------------------------------------------------------------------------------
        650,000   Pima County, AZ IDA (Sonoran Science Academy)              5.750      12/01/2037           639,340
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Pinal County, AZ IDA (Florence West Prison)                5.250      10/01/2021         1,067,500
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Pinal County, AZ IDA (Florence West Prison)                5.250      10/01/2022         1,065,060
--------------------------------------------------------------------------------------------------------------------
        500,000   Quail Creek, AZ Community Facilities District              5.550      07/15/2030           513,340
--------------------------------------------------------------------------------------------------------------------
      1,000,000   San Luis, AZ Facility Devel. Corp.
                  (Regional Detention Center)                                7.000      05/01/2020         1,011,430
--------------------------------------------------------------------------------------------------------------------
      1,420,000   Show Low, AZ IDA (Navapache Regional Medical Center)       5.000      12/01/2025         1,484,369
--------------------------------------------------------------------------------------------------------------------
      3,620,000   Show Low, AZ IDA (Navapache Regional Medical Center)       5.000      12/01/2030         3,759,877
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Show Low, AZ IDA (Navapache Regional Medical Center)       5.000      12/01/2035         4,151,600
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Verrado, AZ Community Facilities District No. 1            5.350      07/15/2031         3,043,260
--------------------------------------------------------------------------------------------------------------------
      4,775,000   Verrado, AZ Community Facilities District No. 1            6.500      07/15/2027         5,140,001
--------------------------------------------------------------------------------------------------------------------
      1,375,000   Vistancia, AZ Community Facilities District                5.500      07/15/2020         1,487,365
--------------------------------------------------------------------------------------------------------------------
      1,200,000   Vistancia, AZ Community Facilities District                5.750      07/15/2024         1,306,704
--------------------------------------------------------------------------------------------------------------------
      1,775,000   Vistancia, AZ Community Facilities District                6.750      07/15/2022         1,979,409
--------------------------------------------------------------------------------------------------------------------
        500,000   Westpark, AZ Community Facilities District                 5.250      07/15/2031           503,505
                                                                                                     ---------------
                                                                                                          66,733,963

--------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
        100,000   Independence County, AR Hydroelectric Power                5.300      05/01/2033           104,293
--------------------------------------------------------------------------------------------------------------------
        295,000   Pine Bluff, AR IDA (Colt Industries)                       6.500      02/15/2009           295,578
--------------------------------------------------------------------------------------------------------------------
        690,000   Pope County, AR Pollution Control
                  (Arkansas Power & Light Company) 1                         6.300      11/01/2020           696,665
--------------------------------------------------------------------------------------------------------------------
      1,820,000   Sebastian County, AR Health Facilities Board
                  (Sparks Regional Medical Center)                           5.625      11/01/2031         1,751,659
                                                                                                     ---------------
                                                                                                           2,848,195

--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.1%
      3,255,000   Apple Valley, CA Redevel. Agency Tax Allocation 1          5.000      06/01/2035         3,340,672
--------------------------------------------------------------------------------------------------------------------
        500,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1 3                                        5.000      09/01/2027           505,925
--------------------------------------------------------------------------------------------------------------------
        200,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1 3                                        5.000      09/01/2027           202,370
--------------------------------------------------------------------------------------------------------------------
      1,900,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1 3                                        5.000      09/01/2037         1,917,803


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       500,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1 3                                        5.000%     09/01/2037   $       504,685
--------------------------------------------------------------------------------------------------------------------
      2,220,000   Beaumont, CA Financing Authority, Series B                 5.875      09/01/2023         2,387,699
--------------------------------------------------------------------------------------------------------------------
      1,610,000   Brawley, CA Community Redevel. Agency Tax Allocation 1     5.000      10/01/2036         1,670,520
--------------------------------------------------------------------------------------------------------------------
        665,000   Brentwood, CA Infrastructure Financing Authority           5.000      09/02/2026           674,031
--------------------------------------------------------------------------------------------------------------------
      1,125,000   Brentwood, CA Infrastructure Financing Authority           5.000      09/02/2034         1,132,335
--------------------------------------------------------------------------------------------------------------------
     16,500,000   CA County Tobacco Securitization Agency                    5.714 4    06/01/2046         1,783,485
--------------------------------------------------------------------------------------------------------------------
      6,000,000   CA County Tobacco Securitization Agency                    6.500 4    06/01/2046           492,360
--------------------------------------------------------------------------------------------------------------------
      7,000,000   CA County Tobacco Securitization Agency                    6.650 4    06/01/2046           608,230
--------------------------------------------------------------------------------------------------------------------
    129,820,000   CA County Tobacco Securitization Agency                    6.700 4    06/01/2050         7,638,609
--------------------------------------------------------------------------------------------------------------------
     38,650,000   CA County Tobacco Securitization Agency                    7.550 4    06/01/2055         1,146,359
--------------------------------------------------------------------------------------------------------------------
     93,000,000   CA County Tobacco Securitization Agency (TASC)             6.650 4    06/01/2046         7,234,470
--------------------------------------------------------------------------------------------------------------------
     20,000,000   CA GO 11                                                   5.250      02/01/2025        21,217,300
--------------------------------------------------------------------------------------------------------------------
      1,200,000   CA GO Fixed Receipts                                       5.250      02/01/2025         1,277,700
--------------------------------------------------------------------------------------------------------------------
      1,500,000   CA Golden State Tobacco Securitization Corp.               6.625      06/01/2040         1,703,100
--------------------------------------------------------------------------------------------------------------------
     44,695,000   CA Golden State Tobacco Securitization Corp. (TASC)        5.000      06/01/2045        46,183,790
--------------------------------------------------------------------------------------------------------------------
     20,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 11     5.000      06/01/2045        20,666,300
--------------------------------------------------------------------------------------------------------------------
      1,125,000   CA Municipal Finance Authority
                  (Cancer Center of Santa Barbara) 1                         5.000      06/01/2026         1,173,083
--------------------------------------------------------------------------------------------------------------------
      6,000,000   CA Statewide CDA (East Campus Apartments)                  5.625      08/01/2034         6,372,180
--------------------------------------------------------------------------------------------------------------------
        200,000   Chino, CA Community Facilities District Special Tax
                  No. 2                                                      5.000      09/01/2026           202,346
--------------------------------------------------------------------------------------------------------------------
        500,000   Chino, CA Community Facilities District Special Tax
                  No. 2                                                      5.000      09/01/2036           504,340
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Corona-Norco, CA Unified School District
                  Community Facilities District No. 04-1                     5.200      09/01/2036         2,040,000
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Corona-Norco, CA Unified School District
                  Public Financing Authority Special Tax                     5.000      09/01/2036         2,009,740
--------------------------------------------------------------------------------------------------------------------
      5,060,000   East Palo Alto, CA Public Finance Authority
                  (University Circle Gateway)                                5.000      10/01/2029         5,290,685
--------------------------------------------------------------------------------------------------------------------
        420,000   Hemet, CA Unified School District Community
                  Facilities District Special Tax No. 2005-1                 5.050      09/01/2026           422,436
--------------------------------------------------------------------------------------------------------------------
        590,000   Independent Cities, CA Lease Finance Authority
                  (Morgan Hill-Hacienda Valley)                              5.950      11/15/2039           623,134
--------------------------------------------------------------------------------------------------------------------
      1,200,000   Jurupa, CA Community Services District Special
                  Tax Community Facilities District No. 17                   5.125      09/01/2025         1,226,388
--------------------------------------------------------------------------------------------------------------------
      1,685,000   Jurupa, CA Community Services District Special
                  Tax Community Facilities District No. 17                   5.200      09/01/2036         1,718,700
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Jurupa, CA Community Services District Special
                  Tax Community Facilities District No. 19 (Eastvale)        5.000      09/01/2036         1,004,870
--------------------------------------------------------------------------------------------------------------------
      1,270,000   Lake Elsinore, CA Special Tax                              5.150      09/01/2025         1,297,496
--------------------------------------------------------------------------------------------------------------------
      1,195,000   Lake Elsinore, CA Special Tax                              5.250      09/01/2030         1,231,663
--------------------------------------------------------------------------------------------------------------------
      2,450,000   Lake Elsinore, CA Special Tax 1                            5.250      09/01/2035         2,512,916


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,500,000   Lammersville, CA School District Community
                  Facilities District No. 2002 (Mountain House)              5.125%     09/01/2035   $     1,532,985
--------------------------------------------------------------------------------------------------------------------
     19,795,000   Los Angeles, CA Community Redevel. Agency
                  (VT Manchester Social Services) 11                         5.000      09/01/2030        20,763,240
--------------------------------------------------------------------------------------------------------------------
      4,175,000   Los Angeles, CA Regional Airports Improvement Corp.
                  (Delta Airlines)                                           6.350      11/01/2025         4,140,181
--------------------------------------------------------------------------------------------------------------------
      1,100,000   North Natomas, CA Community
                  Facilities District Special Tax No. 4                      5.000      09/01/2026         1,117,116
--------------------------------------------------------------------------------------------------------------------
      2,110,000   North Natomas, CA Community
                  Facilities District Special Tax No. 4                      5.000      09/01/2033         2,139,603
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Northstar, CA Community Services District                  5.000      09/01/2037         2,013,540
--------------------------------------------------------------------------------------------------------------------
        500,000   Palmdale, CA Improvement Bond Act 1915                     5.000      09/02/2036           502,435
--------------------------------------------------------------------------------------------------------------------
        580,000   Perris, CA Community Facilities District
                  Special Tax No. 2001                                       5.000      09/01/2026           580,157
--------------------------------------------------------------------------------------------------------------------
      1,605,000   Perris, CA Community Facilities District
                  Special Tax No. 2001                                       5.000      09/01/2037         1,611,468
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Redding, CA Electric System COP Linked SAVRS & RIBS        6.368 6    07/01/2022         3,548,100
--------------------------------------------------------------------------------------------------------------------
      2,500,000   San Jose, CA Redevel. Agency (Merged Area Redevel.)        5.000      08/01/2032         2,602,625
--------------------------------------------------------------------------------------------------------------------
      7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise      6.625      03/01/2018         7,721,700
--------------------------------------------------------------------------------------------------------------------
      1,225,000   South Tahoe, CA Redevel. Agency 3                          5.000      10/01/2031         1,245,703
--------------------------------------------------------------------------------------------------------------------
     13,675,000   Southern CA Tobacco Securitization Authority               6.400 4    06/01/2046         1,193,691
--------------------------------------------------------------------------------------------------------------------
     47,250,000   Southern CA Tobacco Securitization Authority               7.100 4    06/01/2046         3,180,870
--------------------------------------------------------------------------------------------------------------------
      1,465,000   Stockton, CA Public Financing Authority, Series A          5.000      09/01/2022         1,533,665
--------------------------------------------------------------------------------------------------------------------
      1,450,000   Stockton, CA Public Financing Authority, Series A          5.000      09/01/2023         1,514,496
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Stockton, CA Public Financing Authority, Series A          5.000      09/01/2024         1,303,613
--------------------------------------------------------------------------------------------------------------------
      1,350,000   Stockton, CA Public Financing Authority, Series A          5.000      09/01/2025         1,406,835
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Stockton, CA Public Financing Authority, Series A          5.250      09/01/2031         3,189,090
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Stockton, CA Public Financing Authority, Series A          5.250      09/01/2034         3,186,690
--------------------------------------------------------------------------------------------------------------------
        935,000   Temecula Valley, CA Unified School District
                  Community Facilities District No. 2004                     5.000      09/01/2037           946,678
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Temecula Valley, CA Unified School District
                  Community Facilities District No. 2005-1                   5.000      09/01/2036         1,012,490
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Temecula, CA Public Financing Authority
                  Community Facilities District (Roripaugh)                  5.450      09/01/2026         1,899,540
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Temecula, CA Public Financing Authority
                  Community Facilities District (Roripaugh)                  5.500      09/01/2036           940,960
--------------------------------------------------------------------------------------------------------------------
        100,000   Victor Valley, CA Union High School District               5.050      09/01/2025           100,793
--------------------------------------------------------------------------------------------------------------------
      1,160,000   Victor Valley, CA Union High School District               5.100      09/01/2035         1,173,212
--------------------------------------------------------------------------------------------------------------------
      2,025,000   Westside, CA Unified School District Community
                  Facilities District Special Tax No. 2005-2                 5.000      09/01/2036         2,034,862
                                                                                                     ---------------
                                                                                                         224,054,058


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COLORADO--5.2%
$       500,000   Andonea, CO Metropolitan District No. 2                    6.125%     12/01/2025   $       520,345
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Andonea, CO Metropolitan District No. 3                    6.250      12/01/2035         1,041,530
--------------------------------------------------------------------------------------------------------------------
      2,800,000   Arista, CO Metropolitan District                           6.750      12/01/2035         3,012,604
--------------------------------------------------------------------------------------------------------------------
        500,000   Aurora, CO Single Tree Metropolitan District               5.500      11/15/2031           500,115
--------------------------------------------------------------------------------------------------------------------
        500,000   Beacon Point, CO Metropolitan District                     6.125      12/01/2025           532,200
--------------------------------------------------------------------------------------------------------------------
        600,000   Black Hawk, CO Excise Tax Revenue                          5.000      12/01/2021           609,816
--------------------------------------------------------------------------------------------------------------------
      4,660,000   Broomfield, CO Village Metropolitan District No. 2         6.250      12/01/2032         4,715,547
--------------------------------------------------------------------------------------------------------------------
        985,000   Central Marksheffel, CO Metropolitan District              7.250      12/01/2029         1,062,864
--------------------------------------------------------------------------------------------------------------------
         30,000   CO E-470 Public Highway Authority                          5.000      09/01/2021            30,491
--------------------------------------------------------------------------------------------------------------------
         15,000   CO E-470 Public Highway Authority 1                        5.000      09/01/2026            15,219
--------------------------------------------------------------------------------------------------------------------
        500,000   CO Educational & Cultural Facilities Authority
                  (Banning Lewis Ranch Academy)                              6.125      12/15/2035           515,645
--------------------------------------------------------------------------------------------------------------------
        500,000   CO Educational & Cultural Facilities Authority
                  (Carbon Valley Academy Charter School)                     5.625      12/01/2036           492,490
--------------------------------------------------------------------------------------------------------------------
      5,000,000   CO Educational & Cultural Facilities Authority
                  (Inn at Auraria)                                           6.000      07/01/2042         5,110,400
--------------------------------------------------------------------------------------------------------------------
      9,085,000   CO Health Facilities Authority
                  (Catholic Health Initiatives) 11                           5.500      03/01/2022         9,799,959
--------------------------------------------------------------------------------------------------------------------
         10,000   CO Health Facilities Authority (Denver Options)            5.375      02/01/2022            10,431
--------------------------------------------------------------------------------------------------------------------
         30,000   CO Health Facilities Authority (Denver Options)            5.625      02/01/2032            31,599
--------------------------------------------------------------------------------------------------------------------
      2,560,000   CO Health Facilities Authority
                  (Longmont United Hospital) 1                               5.000      12/01/2030         2,661,683
--------------------------------------------------------------------------------------------------------------------
         30,000   CO Health Facilities Authority
                  (Northern Colorado Medical Center) 1                       6.000      05/15/2020            31,465
--------------------------------------------------------------------------------------------------------------------
      1,220,000   CO Health Facilities Authority Health & Residential
                  Care Facilities (Volunteers of America)                    6.000      07/01/2029         1,257,515
--------------------------------------------------------------------------------------------------------------------
        500,000   CO International Center Metropolitan District No. 3        6.500      12/01/2035           521,520
--------------------------------------------------------------------------------------------------------------------
        100,000   Colorado Springs, CO Utilities 1                           5.250      11/15/2022           100,970
--------------------------------------------------------------------------------------------------------------------
        500,000   Copperleaf, CO Metropolitan District No. 2                 5.850      12/01/2026           515,950
--------------------------------------------------------------------------------------------------------------------
        625,000   Copperleaf, CO Metropolitan District No. 2                 5.950      12/01/2036           644,844
--------------------------------------------------------------------------------------------------------------------
        500,000   Crystal Crossing, CO Metropolitan District                 6.000      12/01/2036           516,600
--------------------------------------------------------------------------------------------------------------------
     12,500,000   Denver, CO Convention Center Hotel Authority               5.000      12/01/2035        13,113,875
--------------------------------------------------------------------------------------------------------------------
        115,000   Denver, CO Health & Hospital Authority, Series A           5.375      12/01/2028           118,142
--------------------------------------------------------------------------------------------------------------------
        335,000   Denver, CO Urban Renewal Authority                         9.125      09/01/2017           339,492
--------------------------------------------------------------------------------------------------------------------
        500,000   Elbert & Highway 86, CO Metropolitan District              5.750      12/01/2036           496,780
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Elkhorn Ranch, CO Metropolitan District                    6.375      12/01/2035         1,050,130
--------------------------------------------------------------------------------------------------------------------
        175,000   Fairplay, CO Sanitation District                           5.250      12/15/2031           171,302
--------------------------------------------------------------------------------------------------------------------
        500,000   Fallbrook, CO Metropolitan District                        5.625      12/01/2026           502,055
--------------------------------------------------------------------------------------------------------------------
        265,000   Fort Collins, CO Pollution Control
                  (Anheuser-Busch Companies) 1                               6.000      09/01/2031           267,854
--------------------------------------------------------------------------------------------------------------------
      2,460,000   Goodman, CO Metropolitan District                         12.000      06/01/2019         3,801,758
--------------------------------------------------------------------------------------------------------------------
        500,000   High Plains, CO Metropolitan District                      6.250      12/01/2035           534,025


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$       500,000   Horse Creek, CO Metropolitan District                      5.750%     12/01/2036   $       496,075
--------------------------------------------------------------------------------------------------------------------
        500,000   Huntington Trails, CO Metropolitan District                6.250      12/01/2036           522,540
--------------------------------------------------------------------------------------------------------------------
      1,200,000   Kiowa, CO Water & Sewer                                    5.500      12/01/2030         1,208,664
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Lambertson Farms, CO Metropolitan District No. 1           6.100      12/01/2035         1,242,313
--------------------------------------------------------------------------------------------------------------------
        500,000   Liberty Ranch, CO Metropolitan District                    6.250      12/01/2036           521,775
--------------------------------------------------------------------------------------------------------------------
         50,000   Metex, CO Metropolitan District                            5.300      12/01/2012            51,108
--------------------------------------------------------------------------------------------------------------------
      7,000,000   Midcities, CO Metropolitan District No. 2                  5.125      12/01/2030         7,358,330
--------------------------------------------------------------------------------------------------------------------
         35,000   Municipal Subdistrict Northern CO Water
                  Conservancy District                                       5.250      12/01/2015            35,799
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Murphy Creek, CO Metropolitan District No. 3               6.000      12/01/2026         1,044,120
--------------------------------------------------------------------------------------------------------------------
      2,850,000   Murphy Creek, CO Metropolitan District No. 3               6.125      12/01/2035         2,980,160
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Northwest CO Metropolitan District No. 3                   6.125      12/01/2025         1,061,490
--------------------------------------------------------------------------------------------------------------------
      1,875,000   Northwest CO Metropolitan District No. 3                   6.250      12/01/2035         1,993,069
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Park Creek, CO Metropolitan District                       5.500      12/01/2030         2,125,480
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Park Creek, CO Metropolitan District                       5.500      12/01/2037         5,291,350
--------------------------------------------------------------------------------------------------------------------
        500,000   Prairie Center, CO Metropolitan District No. 3             5.250      12/15/2021           504,765
--------------------------------------------------------------------------------------------------------------------
        815,000   Prairie Center, CO Metropolitan District No. 3             5.400      12/15/2031           823,704
--------------------------------------------------------------------------------------------------------------------
        750,000   Regency, CO Metropolitan District                          5.750      12/01/2036           755,873
--------------------------------------------------------------------------------------------------------------------
         20,000   Ridges, CO Metropolitan District Mesa County               6.100      10/15/2013            20,037
--------------------------------------------------------------------------------------------------------------------
      2,000,000   SBC Metropolitan, CO District                              5.000      12/01/2020         2,090,660
--------------------------------------------------------------------------------------------------------------------
      2,250,000   SBC Metropolitan, CO District                              5.000      12/01/2025         2,331,945
--------------------------------------------------------------------------------------------------------------------
      1,440,000   SBC Metropolitan, CO District                              5.000      12/01/2029         1,485,029
--------------------------------------------------------------------------------------------------------------------
      5,330,000   SBC Metropolitan, CO District                              5.000      12/01/2034         5,504,504
--------------------------------------------------------------------------------------------------------------------
        270,000   Silver Dollar, CO Metropolitan District                    5.100      12/01/2030           282,666
--------------------------------------------------------------------------------------------------------------------
        500,000   Silver Peaks, CO Metropolitan District No. 2               5.750      12/01/2036           496,780
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Sorrell Ranch, CO Metropolitan District                    6.750      12/15/2036         1,006,690
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Southlands, CO Medical District                            7.000      12/01/2024         1,105,370
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Southlands, CO Medical District                            7.125      12/01/2034         4,426,200
--------------------------------------------------------------------------------------------------------------------
      2,695,000   Tower, CO Metropolitan District                            5.000      12/01/2029         2,797,141
--------------------------------------------------------------------------------------------------------------------
        500,000   Traditions, CO Metropolitan District No. 2                 5.750      12/01/2036           498,890
--------------------------------------------------------------------------------------------------------------------
         30,000   University of CO Hospital Authority                        5.200      11/15/2017            30,866
--------------------------------------------------------------------------------------------------------------------
      4,750,000   Vista Ridge, CO Metropolitan District                      5.125      12/01/2040         4,962,373
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Wheatlands, CO Metropolitan District                       6.000      12/01/2025         1,035,590
--------------------------------------------------------------------------------------------------------------------
      4,500,000   Woodmen Heights, CO Metropolitan District                  7.000      12/01/2030         4,840,965
--------------------------------------------------------------------------------------------------------------------
        250,000   Woodmen Heights, CO Metropolitan District No. 1            6.750      12/01/2020           264,688
                                                                                                     ---------------
                                                                                                         115,844,224

--------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.6%
         20,000   CT Devel. Authority (Church Homes)                         5.800      04/01/2021            20,318
--------------------------------------------------------------------------------------------------------------------
      1,100,000   CT Devel. Authority Pollution Control
                  (Connecticut Light & Power Company)                        5.850      09/01/2028         1,154,758


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$     3,465,000   CT Devel. Authority Pollution Control
                  (Western Massachusetts Electric Company)                   5.850%     09/01/2028   $     3,637,384
--------------------------------------------------------------------------------------------------------------------
        660,000   CT H&EFA (Bridgeport Hospital)                             5.375      07/01/2025           672,170
--------------------------------------------------------------------------------------------------------------------
      1,000,000   CT H&EFA (Bridgeport Hospital) 1                           6.625      07/01/2018         1,002,150
--------------------------------------------------------------------------------------------------------------------
         30,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                  Hospital Foundation Obligated Group)                       5.250      07/01/2015            30,506
--------------------------------------------------------------------------------------------------------------------
      1,000,000   CT H&EFA (Canterbury School) 1                             5.000      07/01/2036         1,038,390
--------------------------------------------------------------------------------------------------------------------
        100,000   CT H&EFA (Connecticut College)                             5.500      07/01/2027           102,625
--------------------------------------------------------------------------------------------------------------------
        180,000   CT H&EFA (DKH/CHHC/HNE Obligated Group) 1                  5.375      07/01/2026           183,319
--------------------------------------------------------------------------------------------------------------------
      3,000,000   CT H&EFA (Eastern Connecticut Health Network)              5.000      07/01/2025         3,137,190
--------------------------------------------------------------------------------------------------------------------
      5,000,000   CT H&EFA (Eastern Connecticut Health Network) 1            5.125      07/01/2030         5,257,900
--------------------------------------------------------------------------------------------------------------------
        610,000   CT H&EFA (New Britain General Hospital), Series B 1        6.000      07/01/2024           620,193
--------------------------------------------------------------------------------------------------------------------
      4,430,000   CT H&EFA (University of Hartford) 1                        5.250      07/01/2036         4,744,043
--------------------------------------------------------------------------------------------------------------------
         60,000   CT HFA 1                                                   5.600      06/15/2017            61,472
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Georgetown, CT Special Taxing District                     5.125      10/01/2036         1,484,100
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Mashantucket, CT Western Pequot Tribe, Series B            5.500      09/01/2036         1,317,025
--------------------------------------------------------------------------------------------------------------------
      9,900,000   Mashantucket, CT Western Pequot Tribe, Series B            5.750      09/01/2027        10,121,859
--------------------------------------------------------------------------------------------------------------------
        985,000   New Britain, CT Senior Citizens Hsg.
                  (Nathan Hale Apartments)                                   6.875      07/01/2024         1,022,735
                                                                                                     ---------------
                                                                                                          35,608,137

--------------------------------------------------------------------------------------------------------------------
DELAWARE--0.3%
      4,000,000   Bridgeville, DE Special Obligation (Heritage Shores)       5.450      07/01/2035         4,027,960
--------------------------------------------------------------------------------------------------------------------
        255,000   DE EDA (General Motors Corp.) 1                            5.600      04/01/2009           254,510
--------------------------------------------------------------------------------------------------------------------
         10,000   DE EDA (Peninsula United Methodist Homes)                  6.200      05/01/2015            10,222
--------------------------------------------------------------------------------------------------------------------
        155,000   DE Health Facilities Authority
                  (NMH/DDC/NAC Obligated Group)                              5.625      05/01/2032           163,172
--------------------------------------------------------------------------------------------------------------------
      1,100,000   Kent County, DE Student Hsg.
                  (DE State University Student Hsg. Foundation)              5.000      07/01/2025         1,139,578
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Kent County, DE Student Hsg.
                  (DE State University Student Hsg. Foundation)              5.000      07/01/2030         1,033,430
                                                                                                     ---------------
                                                                                                           6,628,872

--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.7%
      2,060,000   District of Columbia Friendship Public Charter School      5.000      06/01/2026         2,151,237
--------------------------------------------------------------------------------------------------------------------
      2,600,000   District of Columbia Friendship Public Charter School      5.000      06/01/2035         2,695,030
--------------------------------------------------------------------------------------------------------------------
      2,000,000   District of Columbia Friendship Public Charter School      5.250      06/01/2033         2,100,960
--------------------------------------------------------------------------------------------------------------------
        180,000   District of Columbia Hospital
                  (MH/NRH/MEDE/MRI/MLTCC/MCAS Obligated Group) 1             5.750      08/15/2026           183,861
--------------------------------------------------------------------------------------------------------------------
        610,000   District of Columbia Tobacco Settlement Financing Corp.    6.750      05/15/2040           673,123
--------------------------------------------------------------------------------------------------------------------
     19,015,000   District of Columbia Tobacco Settlement
                  Financing Corp. (TASC)                                     6.250 4    06/15/2046         1,772,959


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$    72,125,000   District of Columbia Tobacco Settlement
                  Financing Corp. (TASC)                                     6.375% 4   06/15/2046   $     6,396,766
                                                                                                     ---------------
                                                                                                          15,973,936

--------------------------------------------------------------------------------------------------------------------
FLORIDA--17.4%
        990,000   Aberdeen, FL Community Devel. District                     5.250      11/01/2015           984,842
--------------------------------------------------------------------------------------------------------------------
        440,000   Alachua County, FL Health Facilities Authority
                  (Shands Teaching Hospital and Clinics) 1                   5.800      12/01/2026           449,381
--------------------------------------------------------------------------------------------------------------------
        700,000   Amelia Walk, FL Community Devel. District
                  Special Assessment                                         5.500      05/01/2037           711,865
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Arborwood, FL Community Devel. District
                  (Centex Homes)                                             5.250      05/01/2016         1,012,710
--------------------------------------------------------------------------------------------------------------------
      1,200,000   Arlington Ridge, FL Community Devel. District              5.500      05/01/2036         1,218,564
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Ave Maria Stewardship, FL Community Devel. District        4.800      11/01/2012         1,004,720
--------------------------------------------------------------------------------------------------------------------
        750,000   Ave Maria Stewardship, FL Community Devel. District        5.125      05/01/2038           752,295
--------------------------------------------------------------------------------------------------------------------
      1,575,000   Avelar Creek, FL Community Devel. District                 5.375      05/01/2036         1,574,858
--------------------------------------------------------------------------------------------------------------------
        460,000   Bahia Lakes, FL Community Devel. District                  5.450      05/01/2037           461,118
--------------------------------------------------------------------------------------------------------------------
         65,000   Baker County, FL Hospital Authority                        5.300      12/01/2023            66,940
--------------------------------------------------------------------------------------------------------------------
      4,980,000   Bartram Park, FL Community Devel. District                 5.300      05/01/2035         5,006,693
--------------------------------------------------------------------------------------------------------------------
      1,900,000   Bay Laurel Center, FL Community Devel. District            5.450      05/01/2037         1,922,534
--------------------------------------------------------------------------------------------------------------------
         25,000   Bay, FL Medical Center 1                                   5.000      10/01/2022            25,608
--------------------------------------------------------------------------------------------------------------------
        195,000   Bay, FL Medical Center 1                                   5.650      10/01/2026           199,128
--------------------------------------------------------------------------------------------------------------------
        180,000   Bay, FL Medical Center (Bay Medical Center) 1              5.600      10/01/2019           183,834
--------------------------------------------------------------------------------------------------------------------
        250,000   Baywinds, FL Community Devel. District                     5.250      05/01/2037           247,175
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Beacon, FL Tradeport Community Devel. District             7.250      05/01/2033         2,165,840
--------------------------------------------------------------------------------------------------------------------
        120,000   Bluewaters, FL Community Devel. District
                  Special Assessment                                         6.000      05/01/2035           127,064
--------------------------------------------------------------------------------------------------------------------
         25,000   Broward County, FL Educational Facilities Authority
                  (Nova Southeastern University) 1                           5.625      04/01/2034            26,571
--------------------------------------------------------------------------------------------------------------------
         90,000   Cape Coral, FL Health Facilities Authority (Gulf Care)     5.625      10/01/2027            92,606
--------------------------------------------------------------------------------------------------------------------
        155,000   Cape Coral, FL Health Facilities Authority (Gulf Care)     6.000      10/01/2025           156,783
--------------------------------------------------------------------------------------------------------------------
        555,000   Cascades, FL Groveland Community Devel. District           5.300      05/01/2036           557,165
--------------------------------------------------------------------------------------------------------------------
      3,500,000   Chapel Creek, FL Community Devel. District
                  Special Assessment                                         5.500      05/01/2038         3,559,325
--------------------------------------------------------------------------------------------------------------------
         10,000   Charlotte County, FL Utility 1                             5.000      10/01/2023            10,235
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Clearwater Cay, FL Community Devel. District               5.500      05/01/2037         1,017,310
--------------------------------------------------------------------------------------------------------------------
        100,000   Clearwater, FL Gas System                                  5.000      09/01/2023           101,470
--------------------------------------------------------------------------------------------------------------------
        355,000   Clearwater, FL Hsg. Authority (Hamptons at Clearwater)     5.350      05/01/2024           367,482
--------------------------------------------------------------------------------------------------------------------
      3,655,000   Concorde Estates, FL Community Devel. District             5.850      05/01/2035         3,838,664
--------------------------------------------------------------------------------------------------------------------
        850,000   Connerton West, FL Community Devel. District 3             5.125      05/01/2016           853,664
--------------------------------------------------------------------------------------------------------------------
      2,700,000   Cordoba Ranch, FL Community Devel. District
                  Special Assessment                                         5.550      05/01/2037         2,767,473


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       500,000   Creekside, FL Community Devel. District                    5.200%     05/01/2038   $       504,510
--------------------------------------------------------------------------------------------------------------------
        400,000   Crestview II, FL Community Devel. District
                  Special Assessment                                         5.600      05/01/2037           411,448
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Cypress Creek of Hillsborough County, FL
                  Community Devel. District                                  5.350      05/01/2037         6,025,260
--------------------------------------------------------------------------------------------------------------------
         25,000   Dade County, FL Aviation (Miami International Airport)     5.125      10/01/2027            25,485
--------------------------------------------------------------------------------------------------------------------
        175,000   Dade County, FL Aviation (Miami International
                  Airport) 1                                                 5.600      10/01/2026           178,703
--------------------------------------------------------------------------------------------------------------------
        265,000   Dade County, FL GO (Seaport) 1                             5.125      10/01/2026           269,489
--------------------------------------------------------------------------------------------------------------------
         30,000   Dade County, FL GO Series EE 1                             5.625      10/01/2014            30,344
--------------------------------------------------------------------------------------------------------------------
         50,000   Dade County, FL Health Facilities Authority
                  (Baptist Hospital of Miami) 1                              5.250      05/15/2021            50,046
--------------------------------------------------------------------------------------------------------------------
         50,000   Dade County, FL HFA (TM Alexander)                         5.875      07/15/2026            51,539
--------------------------------------------------------------------------------------------------------------------
      1,820,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)       8.000      06/01/2022         1,843,005
--------------------------------------------------------------------------------------------------------------------
        250,000   Dade County, FL Seaport                                    5.450      10/01/2016           255,323
--------------------------------------------------------------------------------------------------------------------
         35,000   Dade County, FL Special Obligation                         5.000      10/01/2035            35,431
--------------------------------------------------------------------------------------------------------------------
        660,000   Dade County, FL Water & Sewer System 1                     5.250      10/01/2026           671,543
--------------------------------------------------------------------------------------------------------------------
         25,000   Destin, FL Community Redevel. Agency
                  (Town Center Area)                                         5.300      05/01/2027            25,216
--------------------------------------------------------------------------------------------------------------------
      1,955,000   Double Branch, FL Special Assessment
                  Community Devel. District                                  6.700      05/01/2034         2,142,915
--------------------------------------------------------------------------------------------------------------------
      1,100,000   Durbin Crossing, FL Community Devel. District
                  Special Assessment                                         5.250      11/01/2015         1,095,710
--------------------------------------------------------------------------------------------------------------------
        770,000   East Homestead, FL Community Devel. District               5.000      05/01/2011           776,799
--------------------------------------------------------------------------------------------------------------------
      1,000,000   East Homestead, FL Community Devel. District               5.375      05/01/2036         1,009,200
--------------------------------------------------------------------------------------------------------------------
      1,400,000   East Homestead, FL Community Devel. District               5.450      11/01/2036         1,416,604
--------------------------------------------------------------------------------------------------------------------
         15,000   Escambia County, FL Health Facilities Authority
                  (Baptist Manor)                                            5.125      10/01/2019            15,279
--------------------------------------------------------------------------------------------------------------------
        960,000   Fiddlers Creek, FL Community Devel. District               5.875      05/01/2021         1,002,278
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Fiddlers Creek, FL Community Devel. District No. 2
                  Special Assessment                                         6.000      05/01/2038         3,192,240
--------------------------------------------------------------------------------------------------------------------
        895,000   FL Capital Trust Agency (AHF Florida LLC)                  8.125      10/01/2038           939,168
--------------------------------------------------------------------------------------------------------------------
      2,550,000   FL Capital Trust Agency (American Opportunity)             5.875      06/01/2038         2,609,594
--------------------------------------------------------------------------------------------------------------------
     10,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation) 1       5.300      07/01/2035        10,178,800
--------------------------------------------------------------------------------------------------------------------
      5,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)         5.350      07/01/2040         5,073,650
--------------------------------------------------------------------------------------------------------------------
      6,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)         6.000      07/01/2040         6,041,520
--------------------------------------------------------------------------------------------------------------------
      2,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)         8.000      07/01/2040         1,996,320
--------------------------------------------------------------------------------------------------------------------
      1,200,000   FL Capital Trust Agency (Seminole Tribe Convention)        8.950      10/01/2033         1,468,716
--------------------------------------------------------------------------------------------------------------------
         50,000   FL Dept. of Transportation (Alligator Alley) 1             5.125      07/01/2022            50,721
--------------------------------------------------------------------------------------------------------------------
         50,000   FL Dept. of Transportation (Alligator Alley)               5.125      07/01/2027            50,707
--------------------------------------------------------------------------------------------------------------------
        245,000   FL Gateway Services Community Devel. District
                  (Sun City Center)                                          6.500      05/01/2033           265,129


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       950,000   FL Principal One Community Devel. District                 5.650%     05/01/2035   $       991,268
--------------------------------------------------------------------------------------------------------------------
         50,000   FL State Board of Education                                5.000      06/01/2024            50,038
--------------------------------------------------------------------------------------------------------------------
         30,000   FL Turnpike Authority (Dept. of Transportation)            5.000      07/01/2019            30,442
--------------------------------------------------------------------------------------------------------------------
      1,300,000   Forest Creek, FL Community Devel. District                 5.450      05/01/2036         1,314,079
--------------------------------------------------------------------------------------------------------------------
      5,750,000   Glades, FL Correctional Devel. Corp.
                  (Glades County Detention)                                  7.375      03/01/2030         6,063,663
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District   5.500      05/01/2038         3,056,460
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Heritage Bay, FL Community Devel. District                 5.500      05/01/2036         4,055,680
--------------------------------------------------------------------------------------------------------------------
        975,000   Heritage Harbour South, FL Community Devel. District       6.500      05/01/2034         1,055,652
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Heritage Plantation, FL Community Devel. District          5.400      05/01/2037         1,261,213
--------------------------------------------------------------------------------------------------------------------
         10,000   Hialeah, FL Hsg. Authority                                 5.800      06/20/2033            10,596
--------------------------------------------------------------------------------------------------------------------
        325,000   Highland Meadows, FL Community Devel. District
                  Special Assessment, Series A                               5.500      05/01/2036           330,509
--------------------------------------------------------------------------------------------------------------------
         10,000   Highlands County, FL Health Facilities
                  Authority (Adventist) 1                                    5.250      11/15/2028            10,367
--------------------------------------------------------------------------------------------------------------------
      3,270,000   Highlands, FL Community Devel. District                    5.000      05/01/2011         3,289,260
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Highlands, FL Community Devel. District                    5.550      05/01/2036         6,148,980
--------------------------------------------------------------------------------------------------------------------
        750,000   Hillsborough County, FL IDA (Senior Care Group)            6.750      07/01/2029           769,305
--------------------------------------------------------------------------------------------------------------------
         25,000   Hillsborough County, FL IDA (Tampa General Hospital)       5.400      10/01/2028            26,292
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Hillsborough County, FL IDA
                  (University Community Hospital)                            5.625      08/15/2023         3,121,890
--------------------------------------------------------------------------------------------------------------------
         60,000   Hillsborough County, FL School Board COP 1                 5.375      07/01/2021            61,724
--------------------------------------------------------------------------------------------------------------------
         25,000   Indian River County, FL Water & Sewer 1                    5.250      09/01/2020            26,020
--------------------------------------------------------------------------------------------------------------------
      1,600,000   Islands at Doral, FL Southwest Community Devel. District   6.375      05/01/2035         1,719,968
--------------------------------------------------------------------------------------------------------------------
      7,500,000   Jacksonville, FL Electric Authority 11                     4.625      10/01/2022         7,509,825
--------------------------------------------------------------------------------------------------------------------
        145,000   Jacksonville, FL Electric Authority 1                      5.000      10/01/2031           145,062
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Jacksonville, FL Electric Authority 1                      5.100      10/01/2032         4,065,600
--------------------------------------------------------------------------------------------------------------------
        275,000   Jacksonville, FL Electric Authority (St. Johns River)      5.375      10/01/2016           275,773
--------------------------------------------------------------------------------------------------------------------
        340,000   Jacksonville, FL Electric Authority Water & Sewer          5.000      10/01/2041           341,275
--------------------------------------------------------------------------------------------------------------------
         10,000   Jacksonville, FL Electric Authority Water & Sewer          5.250      10/01/2039            10,359
--------------------------------------------------------------------------------------------------------------------
         35,000   Jacksonville, FL Health Facilities Authority
                  (Daughters of Charity Health Services of Austin)           5.250      08/15/2027            35,601
--------------------------------------------------------------------------------------------------------------------
        205,000   Jacksonville, FL Pollution Control
                  (Anheuser-Busch Companies) 1                               5.700      08/01/2031           207,284
--------------------------------------------------------------------------------------------------------------------
      1,875,000   K-Bar Ranch, FL Community Devel. District
                  Special Assessment                                         5.450      05/01/2036         1,891,781
--------------------------------------------------------------------------------------------------------------------
      2,935,000   Keys Cove, FL Community Devel. District                    5.500      05/01/2036         2,980,404
--------------------------------------------------------------------------------------------------------------------
      1,205,000   Keys Cove, FL Community Devel. District                    5.875      05/01/2035         1,272,625
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Lake County, FL School Board COP 11                        5.000      06/01/2030        10,460,400
--------------------------------------------------------------------------------------------------------------------
         75,000   Lakeland, FL Hospital System
                  (Lakeland Regional Medical Center) 1                       5.250      11/15/2025            76,568


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     1,000,000   Landmark at Doral, FL Community Devel.
                  District Special Assessment                                5.500%     05/01/2038   $     1,018,410
--------------------------------------------------------------------------------------------------------------------
      4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)               6.750      10/01/2032         4,857,300
--------------------------------------------------------------------------------------------------------------------
      2,185,000   Lucaya, FL Community Devel. District                       5.375      05/01/2035         2,207,025
--------------------------------------------------------------------------------------------------------------------
        585,000   Madison County, FL Mtg. (Twin Oaks)                        6.000      07/01/2025           605,142
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Magnolia West, FL Community Devel. District
                  Special Assessment                                         5.350      05/01/2037         1,502,580
--------------------------------------------------------------------------------------------------------------------
         85,000   Marion County, FL Hospital District
                  (Munroe Regional Medical Center)                           5.625      10/01/2024            88,377
--------------------------------------------------------------------------------------------------------------------
      1,925,000   Marsh Harbor, FL Community Devel. District, Series A       5.450      05/01/2036         1,945,848
--------------------------------------------------------------------------------------------------------------------
      3,050,000   Mediterranea, FL Community Devel. District
                  Special Assessment                                         5.600      05/01/2037         3,137,291
--------------------------------------------------------------------------------------------------------------------
      2,390,000   Miami Beach, FL Health Facilities Authority
                  (Mt. Sinai Medical Center)                                 6.800      11/15/2031         2,645,180
--------------------------------------------------------------------------------------------------------------------
         15,000   Miami-Dade County, FL GO 1                                 5.125      11/01/2022            15,415
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Midtown Miami, FL Community Devel. District
                  Special Assessment                                         6.500      05/01/2037         2,756,600
--------------------------------------------------------------------------------------------------------------------
        150,000   Mira Lago West, FL Community Devel. District               5.375      05/01/2036           150,530
--------------------------------------------------------------------------------------------------------------------
      2,630,000   Miromar Lakes, FL Community Devel. District                6.875      05/01/2035         2,969,901
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Monterra, FL Community Devel. District
                  Special Assessment                                         5.125      11/01/2014         1,010,750
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Myrtle Creek, FL Improvement District Special Assessment   5.200      05/01/2037         1,501,515
--------------------------------------------------------------------------------------------------------------------
         45,000   Naples, FL Hospital Revenue (Naples Community Hospital)    5.500      10/01/2026            45,947
--------------------------------------------------------------------------------------------------------------------
      1,000,000   New Port Tampa Bay, FL Community Devel. District           5.300      11/01/2012         1,012,010
--------------------------------------------------------------------------------------------------------------------
      7,310,000   New Port Tampa Bay, FL Community Devel. District           5.875      05/01/2038         7,556,786
--------------------------------------------------------------------------------------------------------------------
        500,000   Oak Creek, FL Community Devel. District
                  Special Assessment                                         5.800      05/01/2035           520,830
--------------------------------------------------------------------------------------------------------------------
      7,835,000   Oakland, FL Charter School                                 6.950      12/01/2032         8,380,943
--------------------------------------------------------------------------------------------------------------------
         25,000   Ocala, FL Capital Improvements COP                         5.375      10/01/2022            25,239
--------------------------------------------------------------------------------------------------------------------
        300,000   Orange County, FL Health Facilities Authority
                  (GF Orlando/CFGH Obligated Group)                          8.875      07/01/2021           333,573
--------------------------------------------------------------------------------------------------------------------
        800,000   Orange County, FL Health Facilities Authority
                  (GF Orlando/CFGH Obligated Group)                          9.000      07/01/2031           891,624
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Palm Bay, FL Educational Facilities
                  (Patriot Charter School)                                   7.000      07/01/2036         1,372,650
--------------------------------------------------------------------------------------------------------------------
         30,000   Palm Beach County, FL Health Facilities Authority
                  (Boca Raton Community Hospital)                            5.500      12/01/2021            31,452
--------------------------------------------------------------------------------------------------------------------
         25,000   Palm Beach County, FL Health Facilities Authority
                  (Boca Raton Community Hospital)                            5.625      12/01/2031            26,393
--------------------------------------------------------------------------------------------------------------------
        195,000   Palm Beach County, FL Multifamily
                  (Boynton Apartments) 7,8                                   8.000      01/01/2014           123,343
--------------------------------------------------------------------------------------------------------------------
      2,125,000   Palm Coast Park, FL Community Devel. District
                  Special Assessment                                         5.700      05/01/2037         2,174,598


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     1,300,000   Palm Glades, FL Community Devel. District                  4.850%     05/01/2011   $     1,300,260
--------------------------------------------------------------------------------------------------------------------
        325,000   Palm Glades, FL Community Devel. District                  5.300      05/01/2036           326,505
--------------------------------------------------------------------------------------------------------------------
        460,000   Palm River, FL Community Devel. District 3                 5.150      05/01/2013           461,058
--------------------------------------------------------------------------------------------------------------------
        270,000   Palm River, FL Community Devel. District 3                 5.375      05/01/2036           270,926
--------------------------------------------------------------------------------------------------------------------
      2,910,000   Parkway Center, FL Community Devel. District, Series A     6.125      05/01/2024         3,124,351
--------------------------------------------------------------------------------------------------------------------
      2,205,000   Parkway Center, FL Community Devel. District, Series A     6.300      05/01/2034         2,367,001
--------------------------------------------------------------------------------------------------------------------
         50,000   Pinellas County, FL Educational Facilities Authority
                  (Barry University)                                         5.375      10/01/2028            51,274
--------------------------------------------------------------------------------------------------------------------
      7,910,000   Pinellas County, FL Educational Facilities Authority
                  (Eckerd College)                                           5.250      10/01/2029         8,443,925
--------------------------------------------------------------------------------------------------------------------
         60,000   Port St. Lucie, FL Utility, Series A                       5.125      09/01/2027            60,949
--------------------------------------------------------------------------------------------------------------------
        750,000   Portico, FL Community Devel. District                      5.450      05/01/2037           761,093
--------------------------------------------------------------------------------------------------------------------
      9,000,000   Quarry, FL Community Devel. District                       5.250      05/01/2016         9,121,050
--------------------------------------------------------------------------------------------------------------------
        700,000   Quarry, FL Community Devel. District                       5.250      05/01/2036           701,820
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Quarry, FL Community Devel. District                       5.500      05/01/2036         2,534,800
--------------------------------------------------------------------------------------------------------------------
     11,500,000   Renaissance Commons, FL Community Devel. District,
                  Series A                                                   5.600      05/01/2036        11,800,495
--------------------------------------------------------------------------------------------------------------------
        250,000   Reunion East, FL Community Devel. District                 5.800      05/01/2036           260,535
--------------------------------------------------------------------------------------------------------------------
      6,025,000   Reunion East, FL Community Devel. District, Series A       7.375      05/01/2033         6,699,378
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Reunion West, FL Community Devel. District
                  Special Assessment                                         6.250      05/01/2036         2,650,500
--------------------------------------------------------------------------------------------------------------------
      2,500,000   River Glen, FL Community Devel. District
                  Special Assessment                                         5.450      05/01/2038         2,527,825
--------------------------------------------------------------------------------------------------------------------
        930,000   Riverwood Estates, FL Community Devel. District
                  Special Assessment                                         5.350      05/01/2037           913,362
--------------------------------------------------------------------------------------------------------------------
        250,000   Rolling Hills, FL Community Devel. District                5.450      05/01/2037           253,880
--------------------------------------------------------------------------------------------------------------------
        900,000   Sampson Creek, FL Community Devel. District                5.000      05/01/2031           934,713
--------------------------------------------------------------------------------------------------------------------
        365,000   Santa Rosa Bay, FL Bridge Authority                        6.250      07/01/2028           372,877
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Shingle Creek, FL Community Devel. District                6.100      05/01/2025         2,123,120
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Shingle Creek, FL Community Devel. District                6.125      05/01/2037         1,847,773
--------------------------------------------------------------------------------------------------------------------
      1,305,000   Sonoma Bay, FL Community Devel. District, Series A         5.450      05/01/2036         1,319,133
--------------------------------------------------------------------------------------------------------------------
         75,000   South Lake County, FL Hospital District
                  (Orlando Regional Healthcare System)                       5.800      10/01/2034            78,018
--------------------------------------------------------------------------------------------------------------------
        100,000   South Miami, FL Health Facilities Authority
                  (BHM/BHSSF/HHI/SMH/SMHS Obligated Group)                   5.375      10/01/2016           100,893
--------------------------------------------------------------------------------------------------------------------
      1,280,000   South-Dade, FL Venture Community Devel. District           6.125      05/01/2034         1,368,653
--------------------------------------------------------------------------------------------------------------------
      3,000,000   St. John's Forest, FL Community Devel. District,           6.125      05/01/2034         3,185,070
                  Series A
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Stonebrier, FL Community Devel. District                   5.500      05/01/2037         1,016,950
--------------------------------------------------------------------------------------------------------------------
        945,000   Stonegate, FL Community Devel. District                    6.000      05/01/2024         1,015,856
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Stonegate, FL Community Devel. District                    6.125      05/01/2034         1,063,730
--------------------------------------------------------------------------------------------------------------------
        780,000   Summerville, FL Community Devel. District                  5.500      05/01/2036           792,067


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    14,290,000   Tampa, FL (University of Tampa)                            5.000%     04/01/2035   $    15,076,950
--------------------------------------------------------------------------------------------------------------------
      4,940,000   Town Center, FL at Palm Coast Community Devel. District    6.000      05/01/2036         5,149,950
--------------------------------------------------------------------------------------------------------------------
      6,555,000   Two Creeks, FL Community Devel. District                   5.250      05/01/2037         6,566,340
--------------------------------------------------------------------------------------------------------------------
         35,000   University of Central FL (University Hsg.)                 5.500      10/01/2021            35,398
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Verandah East, FL Community Devel. District                5.400      05/01/2037         2,550,125
--------------------------------------------------------------------------------------------------------------------
      1,670,000   Verandahs, FL Community Devel District                     5.250      05/01/2036         1,685,080
--------------------------------------------------------------------------------------------------------------------
      1,790,000   Villa Portofino West, FL Community Devel. District         5.350      05/01/2036         1,798,270
--------------------------------------------------------------------------------------------------------------------
        900,000   Village, FL Community Devel. District No. 5, Series A      6.100      05/01/2034           953,055
--------------------------------------------------------------------------------------------------------------------
        765,000   Village, FL Community Devel. District No. 5, Series A      6.500      05/01/2033           827,003
--------------------------------------------------------------------------------------------------------------------
      1,600,000   Villages of Westport, FL Community Devel. District         5.700      05/01/2035         1,635,664
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Vista, FL Community Devel. District Special Assessment     5.375      05/01/2037         1,985,040
--------------------------------------------------------------------------------------------------------------------
      1,660,000   Volusia County, FL Educational Facility Authority
                  (Embry-Riddle Aeronautical University)                     5.000      10/15/2025         1,728,226
--------------------------------------------------------------------------------------------------------------------
        170,000   Volusia County, FL Educational Facility Authority
                  (Embry-Riddle Aeronautical University)                     5.000      10/15/2035           176,241
--------------------------------------------------------------------------------------------------------------------
     10,200,000   Volusia County, FL EDC (Embry-Riddle
                  Aeronautical University) 11                                5.000      10/15/2025        10,619,271
--------------------------------------------------------------------------------------------------------------------
     31,600,000   Volusia County, FL EDC (Embry-Riddle
                  Aeronautical University) 11                                5.000      10/15/2035        32,760,194
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Waterford Estates, FL Community Devel. District
                  Special Assessment                                         5.125      05/01/2013         1,513,440
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Waterford Estates, FL Community Devel. District
                  Special Assessment                                         5.500      05/01/2037         2,528,675
--------------------------------------------------------------------------------------------------------------------
      5,100,000   Watergrass, FL Community Devel. District                   4.875      11/01/2010         5,080,620
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Waters Edge, FL Community Devel. District                  5.300      05/01/2036         5,019,500
--------------------------------------------------------------------------------------------------------------------
        900,000   Waters Edge, FL Community Devel. District                  5.350      05/01/2039           909,405
--------------------------------------------------------------------------------------------------------------------
        250,000   Waters Edge, FL Community Devel. District                  5.400      05/01/2039           252,608
--------------------------------------------------------------------------------------------------------------------
      4,240,000   Wentworth Estates, FL Community Devel. District            5.125      11/01/2012         4,277,482
--------------------------------------------------------------------------------------------------------------------
      3,775,000   Wentworth Estates, FL Community Devel. District            5.625      05/01/2037         3,882,210
--------------------------------------------------------------------------------------------------------------------
      1,000,000   West Villages, FL Improvement District                     5.500      05/01/2037         1,006,830
--------------------------------------------------------------------------------------------------------------------
      3,000,000   West Villages, FL Improvement District                     5.800      05/01/2036         3,127,230
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Westside FL Community Devel. District                      5.650      05/01/2037         6,156,480
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Winter Garden Village at Fowler Groves, FL
                  Community Devel. District Special Tax                      5.650      05/01/2037         1,574,100
--------------------------------------------------------------------------------------------------------------------
        690,000   World Commerce, FL Community Devel. District
                  Special Assessment 3                                       5.500      05/01/2038           692,353
--------------------------------------------------------------------------------------------------------------------
      2,800,000   World Commerce, FL Community Devel. District
                  Special Assessment                                         6.500      05/01/2036         3,000,620
--------------------------------------------------------------------------------------------------------------------
        500,000   Zephyr Ridge, FL Community Devel. District                 5.250      05/01/2013           507,805
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Zephyr Ridge, FL Community Devel. District                 5.625      05/01/2037         1,020,400
                                                                                                     ---------------
                                                                                                         386,686,229


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
GEORGIA--4.7%
$    13,410,000   Athens, GA Area Facilities Corp. COP
                  (Georgia Dept. of Labor)                                   5.000%     06/15/2037   $    13,874,120
--------------------------------------------------------------------------------------------------------------------
     13,000,000   Atlanta, GA Devel. Authority Student Hsg.
                  (ADA/CAU Partners)                                         6.000      07/01/2036        14,522,560
--------------------------------------------------------------------------------------------------------------------
      3,905,000   Atlanta, GA Devel. Authority Student Hsg.
                  (ADA/CAU Partners)                                         6.250      07/01/2024         4,480,011
--------------------------------------------------------------------------------------------------------------------
      2,470,000   Atlanta, GA Devel. Authority Student Hsg.
                  (ADA/CAU Partners)                                         6.250      07/01/2036         2,814,960
--------------------------------------------------------------------------------------------------------------------
         15,000   Atlanta, GA HDC (Bedford Tower)                            6.250      01/01/2015            15,137
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Atlanta, GA Tax Allocation (Eastside)                      5.400      01/01/2020         1,027,510
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Atlanta, GA Tax Allocation (Eastside)                      5.600      01/01/2030         2,578,850
--------------------------------------------------------------------------------------------------------------------
      1,235,000   Atlanta, GA Tax Allocation (Princeton Lakes)               5.500      01/01/2031         1,256,267
--------------------------------------------------------------------------------------------------------------------
         45,000   Clarke County, GA Hospital Authority
                  (Athens Regional Medical Center) 1                         5.000      01/01/2027            45,024
--------------------------------------------------------------------------------------------------------------------
         45,000   Clarke County, GA Hospital Authority
                  (Athens Regional Medical Center) 1                         5.250      01/01/2029            46,351
--------------------------------------------------------------------------------------------------------------------
         20,000   De Kalb County, GA Devel. Authority
                  (General Motors Corp.) 1                                   6.000      03/15/2021            20,434
--------------------------------------------------------------------------------------------------------------------
      9,545,000   De Kalb County, GA Devel. Authority Public Purpose         5.500      12/10/2023         9,863,326
--------------------------------------------------------------------------------------------------------------------
        995,000   De Kalb County, GA Hsg. Authority
                  (Alternative Hsg. Snapwoods)                               5.500      12/20/2032         1,030,641
--------------------------------------------------------------------------------------------------------------------
      3,805,000   East Point, GA (Camp Creek), Series B                      8.000      02/01/2026         4,329,443
--------------------------------------------------------------------------------------------------------------------
      5,695,000   East Point, GA (Camp Creek), Series B                      8.000      02/01/2026         6,479,942
--------------------------------------------------------------------------------------------------------------------
         45,000   Fulton County, GA Devel. Authority
                  (GA Tech Foundation Facilities)                            5.000      09/01/2027            45,763
--------------------------------------------------------------------------------------------------------------------
         50,000   Fulton County, GA Hospital Authority
                  (Northside Hospital)                                       5.125      10/01/2016            50,049
--------------------------------------------------------------------------------------------------------------------
         10,000   Fulton County, GA Hospital Authority
                  (Northside Hospital)                                       5.375      10/01/2012            10,011
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Fulton County, GA Residential Care Facilities
                  (Canterbury Court)                                         6.125      02/15/2034         2,110,040
--------------------------------------------------------------------------------------------------------------------
         25,000   GA HFA (Hunters Grove) 1                                   5.850      01/01/2017            25,529
--------------------------------------------------------------------------------------------------------------------
     11,260,000   GA Municipal Electric Authority 11                         6.500      01/01/2017        13,176,846
--------------------------------------------------------------------------------------------------------------------
         20,000   GA Municipal Electric Authority, Series A                  5.000      11/01/2024            20,141
--------------------------------------------------------------------------------------------------------------------
        500,000   GA Municipal Electric Authority, Series X 1                6.500      01/01/2012           534,980
--------------------------------------------------------------------------------------------------------------------
         30,000   Gainesville & Hall County, GA Hospital Authority
                  (NEGHS/NEGMC/NEGHR Obligated Group)                        5.375      05/15/2024            31,112
--------------------------------------------------------------------------------------------------------------------
         50,000   Gainesville & Hall County, GA Hospital Authority
                  (NEGHS/NEGMC/NEGHR Obligated Group)                        5.500      05/15/2031            51,937
--------------------------------------------------------------------------------------------------------------------
      4,450,000   Gainesville, GA Redevel. Authority
                  (Riverside Military Academy)                               5.125      03/01/2027         4,567,925
--------------------------------------------------------------------------------------------------------------------
      3,500,000   Gainesville, GA Redevel. Authority
                  (Riverside Military Academy)                               5.125      03/01/2037         3,577,315


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$        85,000   Gwinnett County, GA Hospital Authority
                  (Gwinnett Hospital System) 1                               5.000%     09/01/2019   $        85,062
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Milledgeville & Baldwin County, GA Devel. Authority
                  (Georgia College & State University Foundation
                  Property III)                                              6.000      09/01/2033         2,760,650
--------------------------------------------------------------------------------------------------------------------
      2,408,000   Northwestern Gwinnett County, GA Facilities
                  Corp. COP (Dept. of Labor)                                 5.000      06/15/2021         2,510,870
--------------------------------------------------------------------------------------------------------------------
        950,000   Northwestern Gwinnett County, GA Facilities
                  Corp. COP (Dept. of Motor Vehicle Safety)                  5.000      06/15/2021           990,584
--------------------------------------------------------------------------------------------------------------------
      4,465,000   Northwestern Gwinnett County, GA Facilities
                  Corp. II COP (GA Dept. of Driver Services)                 5.000      06/15/2028         4,671,908
--------------------------------------------------------------------------------------------------------------------
      1,770,000   Northwestern Gwinnett County, GA Facilities
                  Corp. II COP (GA Dept. of Driver Services)                 5.000      06/15/2028         1,852,022
--------------------------------------------------------------------------------------------------------------------
      3,180,000   Northwestern Gwinnett County, GA Facilities
                  Corp. II COP (GA Dept. of Driver Services)                 5.000      06/15/2029         3,324,467
--------------------------------------------------------------------------------------------------------------------
        860,000   Private Colleges & University Authority, GA
                  (Mercer University)                                        5.375      10/01/2029           879,212
--------------------------------------------------------------------------------------------------------------------
          5,000   Private Colleges & University Authority, GA
                  (Mercer University)                                        5.375      06/01/2031             5,169
--------------------------------------------------------------------------------------------------------------------
        500,000   Savannah, GA EDA (Skidway Health & Living Services)        7.400      01/01/2024           551,145
--------------------------------------------------------------------------------------------------------------------
         30,000   Savannah, GA EDA (University Financing Foundation)         6.750      11/15/2020            33,036
--------------------------------------------------------------------------------------------------------------------
        125,000   Savannah, GA EDA (University Financing Foundation)         6.750      11/15/2031           137,835
--------------------------------------------------------------------------------------------------------------------
         30,000   Smyrna, GA Hospital Authority (Emory-Adventist)            5.500      08/01/2026            30,618
--------------------------------------------------------------------------------------------------------------------
         45,000   Ware County, GA Hospital Authority
                  (Southeast Health Unit)                                    6.625      03/01/2017            46,273
                                                                                                     ---------------
                                                                                                         104,465,075

--------------------------------------------------------------------------------------------------------------------
HAWAII--0.7%
        130,000   Hawaii County, HI Improvement District No. 17
                  (Kaloko Subdivision)                                       7.375      08/01/2011           135,274
--------------------------------------------------------------------------------------------------------------------
     10,000,000   HI Airports System 11                                      6.000      07/01/2020        10,704,850
--------------------------------------------------------------------------------------------------------------------
      4,200,000   HI Dept. of Budget & Finance Special Purpose
                  (Kahala Nui)                                               8.000      11/15/2033         4,859,820
--------------------------------------------------------------------------------------------------------------------
        500,000   HI Dept. of Budget & Finance Special Purpose
                  (Kahala Senior Living Community)                           7.875      11/15/2023           577,885
--------------------------------------------------------------------------------------------------------------------
        150,000   HI Hsg. Finance & Devel. Corp. (Single Family Mtg.)        5.450      07/01/2017           154,253
                                                                                                     ---------------
                                                                                                          16,432,082

--------------------------------------------------------------------------------------------------------------------
IDAHO--2.0%
     17,125,000   ID Health Facilities Authority
                  (Portneuf Medical Center) 11                               5.000      09/01/2035        17,623,021
--------------------------------------------------------------------------------------------------------------------
         20,000   ID Hsg. Agency (Multifamily Hsg.)                          6.700      07/01/2024            20,023
--------------------------------------------------------------------------------------------------------------------
      1,900,000   Madison County, ID Hospital COP                            5.250      09/01/2037         1,988,027
--------------------------------------------------------------------------------------------------------------------
     16,870,000   Nez Perce County, ID Pollution Control (Potlatch Corp.)    6.000      10/01/2024        17,155,103


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
IDAHO Continued
$     5,360,000   Pocatello, ID Devel. Authority Revenue Allocation
                  Tax Increment, Series A                                    6.000%     08/01/2028   $     5,390,498
--------------------------------------------------------------------------------------------------------------------
      2,980,000   Twin Falls, ID Urban Renewal Agency, Series A              5.450      08/01/2022         3,001,158
                                                                                                     ---------------
                                                                                                          45,177,830

--------------------------------------------------------------------------------------------------------------------
ILLINOIS--8.7%
      1,825,000   Bedford Park, IL Tax                                       5.125      12/30/2018         1,851,006
--------------------------------------------------------------------------------------------------------------------
        990,000   Bryant, IL Pollution Control
                  (Central Illinois Light Company) 1                         5.900      08/01/2023           998,118
--------------------------------------------------------------------------------------------------------------------
        355,000   Carol Stream, IL Tax (Geneva Crossing)                     5.000      12/30/2021           354,428
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Cary, IL Special Tax (Special Service Area No. 1)          5.000      03/01/2030         1,028,260
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Cary, IL Special Tax (Special Service Area No. 2)          5.000      03/01/2030         2,056,520
--------------------------------------------------------------------------------------------------------------------
        150,000   Chicago, IL Board of Education (Chicago School Reform)     5.250      12/01/2027           154,391
--------------------------------------------------------------------------------------------------------------------
        315,000   Chicago, IL Board of Education
                  (Chicago School Reform) 1                                  5.250      12/01/2030           324,220
--------------------------------------------------------------------------------------------------------------------
      1,515,000   Chicago, IL GO 1                                           5.125      01/01/2025         1,529,453
--------------------------------------------------------------------------------------------------------------------
     10,030,000   Chicago, IL Midway Airport 1                               5.500      01/01/2029        10,143,640
--------------------------------------------------------------------------------------------------------------------
     31,260,000   Chicago, IL O'Hare International Airport
                  (American Airlines)                                        8.200      12/01/2024        32,204,052
--------------------------------------------------------------------------------------------------------------------
         50,000   Chicago, IL O'Hare International Airport
                  (Passenger Facility Charge) 1                              5.625      01/01/2014            50,569
--------------------------------------------------------------------------------------------------------------------
         10,000   Chicago, IL Sales Tax                                      5.250      01/01/2028            10,352
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Chicago, IL Tax (Pilsen Redevel.)                          6.750      06/01/2022         5,464,200
--------------------------------------------------------------------------------------------------------------------
        130,000   Chicago, IL Waterworks 1                                   5.000      11/01/2025           131,992
--------------------------------------------------------------------------------------------------------------------
         20,000   Cook County, IL (Jewish Federation)                        6.000      08/15/2022            20,432
--------------------------------------------------------------------------------------------------------------------
      2,400,000   Cook County, IL Community School District GO               7.125      06/01/2024         3,116,568
--------------------------------------------------------------------------------------------------------------------
      1,025,000   Cortland, IL Special Tax (Sheaffer System)                 5.500      03/01/2017         1,034,502
--------------------------------------------------------------------------------------------------------------------
        500,000   Deerfield, IL Educational Facilities
                  (Chicagoland Jewish High School)                           6.000      05/01/2041           510,075
--------------------------------------------------------------------------------------------------------------------
        270,000   Du Page County, IL Special Service Area No. 31
                  Special Tax (Monarch Landing)                              5.400      03/01/2016           281,097
--------------------------------------------------------------------------------------------------------------------
        320,000   Du Page County, IL Special Service Area No. 31
                  Special Tax (Monarch Landing)                              5.625      03/01/2036           333,850
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Gilberts, IL Special Service Area No. 19 Special Tax
                  (Conservancy)                                              5.375      03/01/2016         1,232,825
--------------------------------------------------------------------------------------------------------------------
        145,000   IL Devel. Finance Authority Pollution Control
                  (Central Illinois Public Service Company)                  5.700      08/15/2026           145,203
--------------------------------------------------------------------------------------------------------------------
     12,250,000   IL Devel. Finance Authority Pollution Control
                  (Central Illinois Public Service Company)                  5.950      08/15/2026        12,426,400
--------------------------------------------------------------------------------------------------------------------
        350,000   IL Devel. Finance Authority Pollution Control
                  (Illinois Power Company) 1                                 5.400      03/01/2028           350,385
--------------------------------------------------------------------------------------------------------------------
        325,000   IL Devel. Finance Authority Pollution Control
                  (Illinois Power Company) 1                                 5.400      03/01/2028           325,358


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$     1,625,000   IL Educational Facilities Authority (Augustana College)    5.625%     10/01/2022   $     1,723,361
--------------------------------------------------------------------------------------------------------------------
      3,000,000   IL Educational Facilities Authority (Augustana College)    5.700      10/01/2032         3,154,680
--------------------------------------------------------------------------------------------------------------------
      1,125,000   IL Educational Facilities Authority
                  (Educational Advancement Fund)                             6.250      05/01/2034         1,131,604
--------------------------------------------------------------------------------------------------------------------
      4,715,000   IL Educational Facilities Authority
                  (Northwestern University) 1                                5.000      12/01/2038         4,904,119
--------------------------------------------------------------------------------------------------------------------
      1,450,000   IL Educational Facilities Authority
                  (Plum Creek Rolling Meadows)                               6.500      12/01/2037         1,470,634
--------------------------------------------------------------------------------------------------------------------
      1,920,000   IL Finance Authority (Bethel Terrace Apartments)           5.125      09/01/2025         1,914,221
--------------------------------------------------------------------------------------------------------------------
      1,750,000   IL Finance Authority (Clare Oaks)                          6.000      11/15/2039         1,828,855
--------------------------------------------------------------------------------------------------------------------
        750,000   IL Finance Authority (Franciscan Communities) 3            5.500      05/15/2027           765,893
--------------------------------------------------------------------------------------------------------------------
        750,000   IL Finance Authority (Franciscan Communities) 3            5.500      05/15/2037           759,930
--------------------------------------------------------------------------------------------------------------------
      2,000,000   IL Finance Authority (Friendship Village Schaumburg)       5.375      02/15/2025         2,035,860
--------------------------------------------------------------------------------------------------------------------
      2,000,000   IL Finance Authority (Friendship Village Schaumburg)       5.625      02/15/2037         2,060,520
--------------------------------------------------------------------------------------------------------------------
        500,000   IL Finance Authority (Luther Oaks)                         5.700      08/15/2028           505,435
--------------------------------------------------------------------------------------------------------------------
        500,000   IL Finance Authority (Luther Oaks)                         6.000      08/15/2039           525,930
--------------------------------------------------------------------------------------------------------------------
      5,000,000   IL Finance Authority (Lutheran Hillside Village)           5.250      02/01/2037         5,243,850
--------------------------------------------------------------------------------------------------------------------
      1,000,000   IL Finance Authority (Lutheran Social Services
                  of Illinois/Vesper Management Corp. Obligated Group)       5.125      08/15/2028         1,002,150
--------------------------------------------------------------------------------------------------------------------
      3,000,000   IL Finance Authority Student Hsg.
                  (MJH Education Assistance)                                 5.125      06/01/2035         3,079,050
--------------------------------------------------------------------------------------------------------------------
        200,000   IL GO                                                      5.125      12/01/2010           202,210
--------------------------------------------------------------------------------------------------------------------
        100,000   IL GO                                                      5.125      12/01/2011           101,105
--------------------------------------------------------------------------------------------------------------------
      1,850,000   IL GO                                                      5.125      12/01/2017         1,870,128
--------------------------------------------------------------------------------------------------------------------
      1,000,000   IL GO                                                      5.250      07/01/2022         1,014,930
--------------------------------------------------------------------------------------------------------------------
      5,000,000   IL Health Facilities Authority
                  (Covenant Retirement Communities)                          5.625      12/01/2032         5,347,600
--------------------------------------------------------------------------------------------------------------------
      1,755,000   IL Health Facilities Authority (Edward Hospital)           6.000      02/15/2019         1,775,446
--------------------------------------------------------------------------------------------------------------------
         60,000   IL Health Facilities Authority
                  (EMH/EMHH/EMHS Obligated Group)                            5.625      01/01/2028            63,550
--------------------------------------------------------------------------------------------------------------------
      4,000,000   IL Health Facilities Authority (Lake Forest Hospital)      6.000      07/01/2033         4,371,760
--------------------------------------------------------------------------------------------------------------------
         25,000   IL Health Facilities Authority (Loyola University)         5.000      07/01/2024            25,326
--------------------------------------------------------------------------------------------------------------------
         25,000   IL Health Facilities Authority
                  (Rockford Memorial Hospital/Rockford Memorial
                  Health Services Corp. Obligated Group)                     5.000      08/15/2021            25,310
--------------------------------------------------------------------------------------------------------------------
         25,000   IL Health Facilities Authority
                  (Sarah Bush Lincoln Health Center)                         5.750      02/15/2022            25,523
--------------------------------------------------------------------------------------------------------------------
     14,000,000   IL Health Facilities Authority (Sinai Health System) 11    5.100      08/15/2033        14,537,670
--------------------------------------------------------------------------------------------------------------------
        145,000   IL Metropolitan Pier & Exposition Authority                5.250      06/15/2027           147,292
--------------------------------------------------------------------------------------------------------------------
     10,000,000   IL Metropolitan Pier & Exposition Authority
                  (McCormick Pace Expansion) 11                              5.000      12/15/2028        10,422,850
--------------------------------------------------------------------------------------------------------------------
        100,000   Lake County, IL HFC, Series A                              6.700      11/01/2014           100,164


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$     3,740,000   Lakemoor Village, IL Special Tax 1                         5.000%     03/01/2027   $     3,879,427
--------------------------------------------------------------------------------------------------------------------
      2,725,000   Lincolnshire, IL Special Service Area No. 1
                  Special Tax (Sedgebrook)                                   6.250      03/01/2034         2,901,607
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                                5.250      01/01/2025         3,178,350
--------------------------------------------------------------------------------------------------------------------
     13,330,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                                5.250      01/01/2036        14,092,209
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                                5.500      01/01/2030         3,244,560
--------------------------------------------------------------------------------------------------------------------
      1,575,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                                5.500      01/01/2036         1,692,558
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                                7.125      01/01/2036         3,223,380
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Plano, IL Special Service Area No. 5                       6.000      03/01/2036         1,308,963
--------------------------------------------------------------------------------------------------------------------
         40,000   Quincy, IL (Blessing Hospital)                             6.000      11/15/2018            40,048
--------------------------------------------------------------------------------------------------------------------
        500,000   Schaumburg, IL Multifamily Hsg. (Plum Grove)               6.050      02/01/2031           518,110
--------------------------------------------------------------------------------------------------------------------
        500,000   Southwestern, IL Devel. Authority
                  (Eden Retirement Center)                                   5.850      12/01/2036           511,665
--------------------------------------------------------------------------------------------------------------------
      1,150,000   Southwestern, IL Devel. Authority (Village of Sauget)      5.625      11/01/2026         1,164,088
--------------------------------------------------------------------------------------------------------------------
        300,000   University of IL Health Services Facilities                5.800      10/01/2018           309,717
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Volo Village, IL Special Service Area (Lancaster Falls)    5.750      03/01/2036         1,006,130
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Volo Village, IL Special Service Area
                  (Remington Pointe)                                         6.450      03/01/2034         4,305,280
--------------------------------------------------------------------------------------------------------------------
      1,825,000   Yorkville, IL United City Special Services
                  Area Special Tax (Bristol Bay)                             5.875      03/01/2036         1,880,371
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Yorkville, IL United City Special Services
                  Area Special Tax (Raintree Village II)                     6.250      03/01/2035         1,866,498
                                                                                                     ---------------
                                                                                                         193,337,813

--------------------------------------------------------------------------------------------------------------------
INDIANA--2.6%
      4,815,000   Boone County, IN Redevel. Commission, Series A 1           5.250      02/01/2034         5,097,400
--------------------------------------------------------------------------------------------------------------------
      4,080,000   Dekalb City, IN Hospital Authority
                  (Dekalb Memorial Hospital)                                 5.000      08/01/2016         4,141,282
--------------------------------------------------------------------------------------------------------------------
      1,600,000   Hamilton County, IN Redevel. District
                  (Thomas Electrics)                                         5.100      02/01/2031         1,610,416
--------------------------------------------------------------------------------------------------------------------
        650,000   Hammond, IN Multi-School Building Corp.                    5.500      07/15/2012           661,427
--------------------------------------------------------------------------------------------------------------------
         55,000   IN Devel. Finance Authority (USX Corp.)                    5.600      12/01/2032            56,846
--------------------------------------------------------------------------------------------------------------------
        330,000   IN Devel. Finance Authority (USX Corp.)                    6.150      07/15/2022           336,989
--------------------------------------------------------------------------------------------------------------------
     13,500,000   IN Health & Educational Facilities Financing Authority
                  (AH/SVH/SHCNA/SHCSA Obligated Group)                       5.000      11/15/2036        14,001,660
--------------------------------------------------------------------------------------------------------------------
         30,000   IN Health Facility Financing Authority (Ancilla System)    5.250      07/01/2022            30,462
--------------------------------------------------------------------------------------------------------------------
         15,000   IN Health Facility Financing Authority
                  (Deaconess Hospital)                                       5.500      03/01/2029            15,454
--------------------------------------------------------------------------------------------------------------------
         15,000   IN HFA (Single Family Mtg.)                                6.800      01/01/2017            15,360


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$        25,000   IN Municipal Power Agency, Series A 1                      5.300%     01/01/2023   $        25,241
--------------------------------------------------------------------------------------------------------------------
     13,000,000   Indianapolis, IN Local Public Improvement
                  Bond Bank 11                                               5.250      07/01/2033        13,917,865
--------------------------------------------------------------------------------------------------------------------
         60,000   Marion County, IN Convention & Recreational
                  Facilities Authority                                       5.000      06/01/2027            60,953
--------------------------------------------------------------------------------------------------------------------
      1,605,000   Marion, IN Redevel. District County Optional Income Tax    5.250      01/15/2025         1,700,674
--------------------------------------------------------------------------------------------------------------------
      6,820,000   Nobelsville, IN Redevel. Authority (146th Street
                  Extension)                                                 5.250      02/01/2030         7,268,892
--------------------------------------------------------------------------------------------------------------------
      4,750,000   North Manchester, IN (Estelle Peabody Memorial Home)       7.125      07/01/2022         4,965,080
--------------------------------------------------------------------------------------------------------------------
         65,000   Petersburg, IN Pollution Control
                  (Indianapolis Power & Light Company)                       5.400      08/01/2017            67,969
--------------------------------------------------------------------------------------------------------------------
      1,195,000   Portage, IN Economic Devel. (Ameriplex)                    5.000      07/15/2023         1,222,545
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Portage, IN Economic Devel. (Ameriplex)                    5.000      01/15/2027         1,016,940
--------------------------------------------------------------------------------------------------------------------
        240,000   St. Joseph County, IN Economic Devel.
                  (Holy Cross Village Notre Dame)                            6.000      05/15/2038           253,800
--------------------------------------------------------------------------------------------------------------------
      1,400,000   Vanderburgh County, IN Redevel. Commission                 5.250      02/01/2031         1,485,442
                                                                                                     ---------------
                                                                                                          57,952,697

--------------------------------------------------------------------------------------------------------------------
IOWA--3.9%
        400,000   Bremer County, IA Retirement Facilities
                  (Bartels Lutheran)                                         5.125      11/15/2020           404,652
--------------------------------------------------------------------------------------------------------------------
        700,000   Bremer County, IA Retirement Facilities
                  (Bartels Lutheran)                                         5.375      11/15/2027           715,680
--------------------------------------------------------------------------------------------------------------------
        250,000   Coralville, IA Urban Renewal                               5.750      06/01/2028           257,075
--------------------------------------------------------------------------------------------------------------------
      1,050,000   Coralville, IA Urban Renewal                               6.000      06/01/2036         1,090,331
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Dickinson County, IA Hsg. (Spirit Lake)                    5.875      12/01/2036           992,670
--------------------------------------------------------------------------------------------------------------------
        750,000   IA Finance Authority (Amity Fellowserve)                   6.500      10/01/2036           772,478
--------------------------------------------------------------------------------------------------------------------
         50,000   IA Finance Authority
                  (Boys & Girls Home & Family Services)                      6.250      12/01/2028            51,685
--------------------------------------------------------------------------------------------------------------------
        325,000   IA Finance Authority (Mercy Health Services) 1             5.250      08/15/2027           330,463
--------------------------------------------------------------------------------------------------------------------
      1,235,000   IA Finance Authority Health Facilities
                  (Care Initiatives)                                         5.500      07/01/2025         1,293,625
--------------------------------------------------------------------------------------------------------------------
     11,670,000   IA Finance Authority Health Facilities
                  (Pella Regional Health Center) 1                           5.000      12/01/2039        12,142,985
--------------------------------------------------------------------------------------------------------------------
         50,000   IA Finance Authority Multifamily Hsg.
                  (Forest Glen Apartments)                                   5.600      11/01/2022            52,046
--------------------------------------------------------------------------------------------------------------------
        500,000   IA Finance Authority Retirement Community
                  (Friendship Haven)                                         5.750      11/15/2019           504,495
--------------------------------------------------------------------------------------------------------------------
      1,000,000   IA Finance Authority Retirement Community
                  (Friendship Haven)                                         6.000      11/15/2024         1,019,000
--------------------------------------------------------------------------------------------------------------------
        900,000   IA Finance Authority Retirement Community
                  (Friendship Haven)                                         6.125      11/15/2032           928,269
--------------------------------------------------------------------------------------------------------------------
        350,000   IA Finance Authority Senior Hsg. (Bethany Manor)           5.450      11/01/2026           351,022
--------------------------------------------------------------------------------------------------------------------
      4,185,000   IA Higher Education Loan Authority (Wartburg College)      5.250      10/01/2030         4,304,314
--------------------------------------------------------------------------------------------------------------------
      3,000,000   IA Higher Education Loan Authority (Wartburg College)      5.300      10/01/2037         3,085,380
--------------------------------------------------------------------------------------------------------------------
      6,345,000   IA Tobacco Settlement Authority                            5.375      06/01/2038         6,608,191


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
IOWA Continued
$       520,000   IA Tobacco Settlement Authority                            5.500%     06/01/2042   $       544,539
--------------------------------------------------------------------------------------------------------------------
      1,185,000   IA Tobacco Settlement Authority                            5.625      06/01/2046         1,249,334
--------------------------------------------------------------------------------------------------------------------
     46,250,000   IA Tobacco Settlement Authority (TASC) 11                  5.625      06/01/2046        48,766,455
--------------------------------------------------------------------------------------------------------------------
         30,000   Iowa City, IA Sewer 1                                      5.750      07/01/2021            30,047
                                                                                                     ---------------
                                                                                                          85,494,736

--------------------------------------------------------------------------------------------------------------------
KANSAS--0.8%
      1,700,000   Hays, KS Sales Tax                                         6.000      01/01/2025         1,730,175
--------------------------------------------------------------------------------------------------------------------
      2,735,000   KS Devel. Finance Authority (Luther Gardens) 1             5.600      05/20/2034         3,018,811
--------------------------------------------------------------------------------------------------------------------
      1,850,000   KS Independent College Finance Authority
                  (Newman University)                                        4.875      10/01/2023         1,829,502
--------------------------------------------------------------------------------------------------------------------
        550,000   KS Independent College Finance Authority
                  (Newman University)                                        5.000      10/01/2028           544,577
--------------------------------------------------------------------------------------------------------------------
         95,000   La Cygne, KS Pollution Control
                  (Kansas Gas & Electric Company)                            5.100      03/01/2023            95,081
--------------------------------------------------------------------------------------------------------------------
        735,000   Overland Park, KS Transportation Devel. District
                  (Grass Creek)                                              4.850      09/01/2016           743,511
--------------------------------------------------------------------------------------------------------------------
      3,135,000   Overland Park, KS Transportation Devel. District
                  (Grass Creek)                                              5.125      09/01/2028         3,160,644
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Pittsburgh, KS Special Obligation
                  (North Broadway Redevel.)                                  4.900      04/01/2024         2,509,550
--------------------------------------------------------------------------------------------------------------------
      3,680,000   Wyandotte County/Kansas City, KS Transportation
                  Devel. District (Legends Village West)                     4.875      10/01/2028         3,665,133
                                                                                                     ---------------
                                                                                                          17,296,984

--------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.2%
         25,000   Jefferson County, KY Capital Projects Corp.                5.500      06/01/2028            25,620
--------------------------------------------------------------------------------------------------------------------
         15,000   Jefferson County, KY Health Facilities
                  (Alliant Health System)                                    5.125      10/01/2027            15,237
--------------------------------------------------------------------------------------------------------------------
        970,000   Kenton County, KY Airport Special Facilities
                  (Delta Airlines) 7,8,9                                     7.250      02/01/2022           714,638
--------------------------------------------------------------------------------------------------------------------
        215,000   KY EDFA (St. Claire Medical Center)                        5.625      09/01/2021           215,273
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Louisville & Jefferson County, KY Metropolitan
                  Government (AHSI/AOLM Obligated Group)                     5.000      10/01/2035         2,556,600
--------------------------------------------------------------------------------------------------------------------
         40,000   Louisville & Jefferson County, KY Metropolitan
                  Sewer District                                             5.200      05/15/2025            40,747
--------------------------------------------------------------------------------------------------------------------
         15,000   Springfield, KY Educational Devel.
                  (St. Catherine College)                                    5.750      10/01/2035            15,447
                                                                                                     ---------------
                                                                                                           3,583,562

--------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.8%
      5,010,000   Calcasieu Parish, LA Industrial Devel. Board
                  (Olin Corp.) 1                                             6.625      02/01/2016         5,367,564
--------------------------------------------------------------------------------------------------------------------
         10,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
                  Control (Entergy Gulf States)                              5.450      07/01/2010            10,059
--------------------------------------------------------------------------------------------------------------------
         60,000   Epps, LA COP 9                                             8.000      06/01/2018            62,128


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$    25,645,000   Jefferson Parish, LA Finance Authority
                  (Single Family Mtg.)                                       5.250%     12/01/2032   $    27,160,620
--------------------------------------------------------------------------------------------------------------------
         35,000   LA Local Government EF&CD Authority
                  (Baton Rouge Student Hsg.)                                 5.250      09/01/2035            36,320
--------------------------------------------------------------------------------------------------------------------
      1,000,000   LA Local Government EF&CD Authority
                  (Bellemont Apartments) 1                                   6.000      09/01/2022         1,036,080
--------------------------------------------------------------------------------------------------------------------
      1,750,000   LA Local Government EF&CD Authority
                  (Bellemont Apartments) 1                                   6.000      09/01/2027         1,803,760
--------------------------------------------------------------------------------------------------------------------
      3,825,000   LA Local Government EF&CD Authority
                  (Bellemont Apartments) 1                                   6.000      09/01/2035         3,931,373
--------------------------------------------------------------------------------------------------------------------
        840,000   LA Local Government EF&CD Authority
                  (Bellemont Apartments) 1                                   7.500      09/01/2016           877,346
--------------------------------------------------------------------------------------------------------------------
      1,325,000   LA Local Government EF&CD Authority
                  (Capital Projects and Equipment)                           6.550      09/01/2025         1,484,928
--------------------------------------------------------------------------------------------------------------------
      6,155,000   LA Local Government EF&CD Authority
                  (Oakleigh Apartments), Series A                            6.375      06/01/2038         6,540,180
--------------------------------------------------------------------------------------------------------------------
      1,230,000   LA Local Government EF&CD Authority
                  (Oakleigh Apartments), Series A 1                          7.500      06/01/2038         1,297,908
--------------------------------------------------------------------------------------------------------------------
         25,000   LA Public Facilities Authority (Dillard University) 1      5.300      08/01/2026            26,353
--------------------------------------------------------------------------------------------------------------------
         15,000   LA Public Facilities Authority (Tulane University) 1       5.100      11/15/2021            15,344
--------------------------------------------------------------------------------------------------------------------
        480,000   LA Tobacco Settlement Financing Corp. (TASC)               5.875      05/15/2039           513,850
--------------------------------------------------------------------------------------------------------------------
     23,490,000   LA Tobacco Settlement Financing Corp. (TASC) 11            5.875      05/15/2039        25,146,515
--------------------------------------------------------------------------------------------------------------------
        250,000   New Orleans, LA Aviation Board
                  (Passenger Facility Charge)                                6.000      09/01/2019           250,378
--------------------------------------------------------------------------------------------------------------------
        135,000   New Orleans, LA Exhibit Hall Special Tax
                  (Ernest N. Morial) 1                                       5.500      07/15/2018           135,964
--------------------------------------------------------------------------------------------------------------------
        140,000   New Orleans, LA Exhibit Hall Special Tax
                  (Ernest N. Morial)                                         5.600      07/15/2025           141,063
--------------------------------------------------------------------------------------------------------------------
        250,000   New Orleans, LA GO                                         5.500      12/01/2021           274,973
--------------------------------------------------------------------------------------------------------------------
         25,000   Orleans Parish, LA School Board                            5.300      09/01/2013            25,025
--------------------------------------------------------------------------------------------------------------------
        160,000   Orleans Parish, LA School Board                            5.375      09/01/2018           160,147
--------------------------------------------------------------------------------------------------------------------
        300,000   Pointe Coupee Parish, LA Pollution Control
                  (Gulf State Utilities Company)                             6.700      03/01/2013           301,389
--------------------------------------------------------------------------------------------------------------------
      7,500,000   St. Tammany Parish, LA Finance Authority
                  (Single Family Mtg.) 3                                     5.250      12/01/2039         7,909,725
--------------------------------------------------------------------------------------------------------------------
        500,000   St. Tammany Parish, LA Hospital Service District
                  (St. Tammany Parish Hospital)                              5.000      07/01/2022           505,685
--------------------------------------------------------------------------------------------------------------------
         25,000   West Feliciana Parish, LA Pollution Control
                  (Entergy Gulf States)                                      7.000      11/01/2015            25,286
                                                                                                     ---------------
                                                                                                          85,039,963


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MARYLAND--1.4%
$        25,000   Anne Arundel County, MD Multifamily Hsg.
                  (Avalon Landing Apartments)                                6.150%     07/01/2026   $        25,526
--------------------------------------------------------------------------------------------------------------------
        950,000   Baltimore, MD Convention Center 1                          5.875      09/01/2039         1,006,991
--------------------------------------------------------------------------------------------------------------------
         10,000   Baltimore, MD Wastewater 1                                 5.125      07/01/2042            10,454
--------------------------------------------------------------------------------------------------------------------
      2,300,000   Brunswick, MD Special Obligation (Brunswick Crossing)      5.500      07/01/2036         2,343,033
--------------------------------------------------------------------------------------------------------------------
      7,585,000   Frederick County, MD Educational Facilities
                  (Mount St. Mary's College)                                 5.625      09/01/2038         8,096,912
--------------------------------------------------------------------------------------------------------------------
        250,000   Frederick, MD (Carrollton Apartments)                      5.850      03/01/2028           256,305
--------------------------------------------------------------------------------------------------------------------
         25,000   MD EDC Student Hsg. (Allegheny College Hsg.)               5.750      09/01/2020            26,651
--------------------------------------------------------------------------------------------------------------------
         40,000   MD EDC Student Hsg. (Allegheny College Hsg.)               6.000      09/01/2032            42,914
--------------------------------------------------------------------------------------------------------------------
      4,900,000   MD EDC Student Hsg. (Bowie State University)               5.375      06/01/2033         4,699,884
--------------------------------------------------------------------------------------------------------------------
        620,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)           5.750      06/01/2029           635,562
--------------------------------------------------------------------------------------------------------------------
        520,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)           6.000      06/01/2030           539,204
--------------------------------------------------------------------------------------------------------------------
      1,535,000   MD EDC Student Hsg. (Morgan State University)              6.000      07/01/2022         1,610,169
--------------------------------------------------------------------------------------------------------------------
         50,000   MD EDC Student Hsg. (Morgan State University)              6.000      07/01/2034            52,106
--------------------------------------------------------------------------------------------------------------------
      2,000,000   MD EDC Student Hsg. (University of Maryland)               5.625      10/01/2023         1,997,680
--------------------------------------------------------------------------------------------------------------------
      3,500,000   MD EDC Student Hsg. (University of Maryland)               5.750      10/01/2033         3,500,630
--------------------------------------------------------------------------------------------------------------------
         65,000   MD EDC Student Hsg.
                  (University Village at Sheppard Pratt)                     6.000      07/01/2033            69,897
--------------------------------------------------------------------------------------------------------------------
      4,115,000   MD H&HEFA (Civista Medical Center)                         5.000      07/01/2037         4,252,564
--------------------------------------------------------------------------------------------------------------------
        625,000   MD H&HEFA (Edenwald)                                       5.200      01/01/2024           644,450
--------------------------------------------------------------------------------------------------------------------
        200,000   MD H&HEFA (Edenwald)                                       5.400      01/01/2031           207,906
--------------------------------------------------------------------------------------------------------------------
        200,000   MD H&HEFA (Edenwald)                                       5.400      01/01/2037           207,050
--------------------------------------------------------------------------------------------------------------------
         65,000   MD H&HEFA (Johns Hopkins Hospital)                         5.375      07/01/2020            66,378
--------------------------------------------------------------------------------------------------------------------
         20,000   MD H&HEFA (Medstar Health)                                 5.500      08/15/2033            21,247
--------------------------------------------------------------------------------------------------------------------
        220,000   MD H&HEFA (Montgomery General Hospital)                    5.000      07/01/2023           223,032
--------------------------------------------------------------------------------------------------------------------
         50,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group)            5.250      07/01/2035            51,857
--------------------------------------------------------------------------------------------------------------------
        200,000   MD H&HEFA (Washington Christian Academy)                   5.250      07/01/2018           202,848
--------------------------------------------------------------------------------------------------------------------
        100,000   MD Industrial Devel. Financing Authority
                  (Our Lady of Good Counsel)                                 5.500      05/01/2020           105,097
--------------------------------------------------------------------------------------------------------------------
        150,000   MD Industrial Devel. Financing Authority
                  (Our Lady of Good Counsel)                                 6.000      05/01/2035           160,392
--------------------------------------------------------------------------------------------------------------------
        125,000   MD Stadium Authority Sports Facility                       5.750      03/01/2018           125,214
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Prince Georges County, MD Special District
                  (Victoria Falls)                                           5.250      07/01/2035         1,013,810
                                                                                                     ---------------
                                                                                                          32,195,763

--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--2.6%
         70,000   Boston, MA Industrial Devel. Financing Authority
                  (Boston Alzheimer's Center) 1                              5.900      02/01/2022            71,499
--------------------------------------------------------------------------------------------------------------------
      1,755,000   MA Devel. Finance Agency (Boston Architectural College)    5.000      01/01/2027         1,835,239
--------------------------------------------------------------------------------------------------------------------
      6,210,000   MA Devel. Finance Agency (Boston Architectural College)    5.000      01/01/2037         6,438,342


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$       100,000   MA Devel. Finance Agency (Boston Biomedical Research)      5.750%     02/01/2029   $       103,623
--------------------------------------------------------------------------------------------------------------------
      1,850,000   MA Devel. Finance Agency (Curry College)                   5.000      03/01/2035         1,902,559
--------------------------------------------------------------------------------------------------------------------
      3,370,000   MA Devel. Finance Agency (Curry College)                   5.000      03/01/2036         3,488,017
--------------------------------------------------------------------------------------------------------------------
      2,890,000   MA Devel. Finance Agency (Curry College)                   5.250      03/01/2026         3,075,538
--------------------------------------------------------------------------------------------------------------------
        800,000   MA Devel. Finance Agency (Eastern Nazarene College)        5.625      04/01/2019           819,896
--------------------------------------------------------------------------------------------------------------------
      2,000,000   MA Devel. Finance Agency (Eastern Nazarene College)        5.625      04/01/2029         2,041,820
--------------------------------------------------------------------------------------------------------------------
        260,000   MA Devel. Finance Agency (Evergreen Center)                5.500      01/01/2035           265,928
--------------------------------------------------------------------------------------------------------------------
        610,000   MA Devel. Finance Agency
                  (Loomis House/Loomis Communities Obligated Group)          5.750      07/01/2023           628,026
--------------------------------------------------------------------------------------------------------------------
         50,000   MA Devel. Finance Agency
                  (Northern Berkshire Community Services)                    6.250      08/15/2029            51,992
--------------------------------------------------------------------------------------------------------------------
      3,325,000   MA Devel. Finance Agency
                  (Pacific Rim Charter Public School)                        5.125      06/01/2031         3,490,818
--------------------------------------------------------------------------------------------------------------------
        900,000   MA Devel. Finance Agency
                  (Pharmacy & Allied Health Sciences)                        5.750      07/01/2033           965,961
--------------------------------------------------------------------------------------------------------------------
      1,000,000   MA Devel. Finance Agency
                  (Seven Hills Foundation & Affiliates)                      5.000      09/01/2035         1,034,880
--------------------------------------------------------------------------------------------------------------------
      1,250,000   MA Devel. Finance Agency (Symmes Life Care)                5.000      03/01/2035         1,290,188
--------------------------------------------------------------------------------------------------------------------
         25,000   MA H&EFA (Beverly Hospital Corp.)                          5.250      07/01/2023            25,021
--------------------------------------------------------------------------------------------------------------------
         30,000   MA H&EFA (Boston College)                                  5.250      06/01/2023            30,032
--------------------------------------------------------------------------------------------------------------------
      3,845,000   MA H&EFA (Emerson Hospital)                                5.000      08/15/2035         3,959,350
--------------------------------------------------------------------------------------------------------------------
     14,045,000   MA H&EFA (Emerson Hospital) 11                             5.000      08/15/2025        14,563,076
--------------------------------------------------------------------------------------------------------------------
      1,400,000   MA H&EFA (Nichols College)                                 6.125      10/01/2029         1,474,620
--------------------------------------------------------------------------------------------------------------------
        150,000   MA H&EFA (Schepens Eye Research Institute)                 6.500      07/01/2028           160,814
--------------------------------------------------------------------------------------------------------------------
         60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)                   5.300      11/15/2028            61,324
--------------------------------------------------------------------------------------------------------------------
        270,000   MA Industrial Finance Agency (Avon Associates)             5.375      04/01/2020           271,239
--------------------------------------------------------------------------------------------------------------------
         30,000   MA Industrial Finance Agency (Babson College)              5.250      10/01/2027            30,827
--------------------------------------------------------------------------------------------------------------------
        690,000   MA Industrial Finance Agency (St. John's High School)      5.350      06/01/2028           706,298
--------------------------------------------------------------------------------------------------------------------
         80,000   MA Turnpike Authority, Series A                            5.125      01/01/2023            81,598
--------------------------------------------------------------------------------------------------------------------
      7,560,000   MA Turnpike Authority, Series B                            5.125      01/01/2037         7,696,987
--------------------------------------------------------------------------------------------------------------------
      1,510,000   MA Turnpike Authority, Series B                            5.250      01/01/2029         1,541,559
                                                                                                     ---------------
                                                                                                          58,107,071

--------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.2%
         50,000   Byron Center, MI Public Schools 1                          5.000      05/01/2024            50,583
--------------------------------------------------------------------------------------------------------------------
         30,000   Clare County, MI Sewer Disposal System                     5.850      11/01/2021            31,003
--------------------------------------------------------------------------------------------------------------------
         40,000   Dearborn, MI EDC (OHC/UC Obligated Group) 1                5.750      11/15/2015            40,452
--------------------------------------------------------------------------------------------------------------------
        145,000   Dearborn, MI EDC (OHC/UC Obligated Group) 1                5.875      11/15/2025           146,666
--------------------------------------------------------------------------------------------------------------------
         10,000   Detroit, MI Local Devel. Finance Authority                 5.500      05/01/2021            10,313
--------------------------------------------------------------------------------------------------------------------
      7,000,000   Detroit, MI Sewer Disposal System 11                       6.500      01/01/2017         7,003,500
--------------------------------------------------------------------------------------------------------------------
         45,000   Detroit, MI Water Supply System, Series A                  5.000      07/01/2027            45,519


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$        25,000   Detroit, MI Wayne County Stadium Authority 1               5.250%     02/01/2027   $        25,523
--------------------------------------------------------------------------------------------------------------------
         45,000   Detroit, MI Wayne County Stadium Authority 1               5.500      02/01/2017            45,958
--------------------------------------------------------------------------------------------------------------------
      1,350,000   Dickinson County, MI Healthcare System                     5.500      11/01/2013         1,411,452
--------------------------------------------------------------------------------------------------------------------
        200,000   Flint, MI Hospital Building Authority
                  (Hurley Medical Center)                                    5.375      07/01/2018           200,330
--------------------------------------------------------------------------------------------------------------------
        130,000   Flint, MI Hospital Building Authority
                  (Hurley Medical Center)                                    5.375      07/01/2028           132,696
--------------------------------------------------------------------------------------------------------------------
      2,470,000   Flint, MI Hospital Building Authority
                  (Hurley Medical Center)                                    6.000      07/01/2020         2,594,365
--------------------------------------------------------------------------------------------------------------------
         25,000   Galesburg-Augusta, MI Community Schools GO                 5.500      05/01/2030            26,322
--------------------------------------------------------------------------------------------------------------------
         25,000   Hamilton, MI Community School District 1                   5.000      05/01/2024            25,291
--------------------------------------------------------------------------------------------------------------------
         50,000   Howell, MI Public Schools                                  5.000      05/01/2025            51,736
--------------------------------------------------------------------------------------------------------------------
        340,000   John Tolfree, MI Health System Corp.                       6.000      09/15/2023           348,908
--------------------------------------------------------------------------------------------------------------------
          5,000   Kalamazoo, MI Hospital Finance Authority
                  (Bronson Methodist Hospital)                               5.250      05/15/2018             5,122
--------------------------------------------------------------------------------------------------------------------
        675,000   MI Hospital Finance Authority (Detroit Medical Group)      5.250      08/15/2027           692,071
--------------------------------------------------------------------------------------------------------------------
      5,000,000   MI Hospital Finance Authority
                  (Henry Ford Health System)                                 5.250      11/15/2032         5,308,150
--------------------------------------------------------------------------------------------------------------------
      7,000,000   MI Hospital Finance Authority
                  (Henry Ford Health System)                                 5.250      11/15/2046         7,355,460
--------------------------------------------------------------------------------------------------------------------
         35,000   MI Hospital Finance Authority
                  (Mclaren Health Care Corp.)                                5.000      06/01/2028            35,657
--------------------------------------------------------------------------------------------------------------------
         20,000   MI Hospital Finance Authority
                  (MidMichigan Obligated Group)                              5.375      06/01/2027            20,597
--------------------------------------------------------------------------------------------------------------------
         10,000   MI Hospital Finance Authority
                  (OHC/OUH Obligated Group)                                  5.000      08/15/2018            10,235
--------------------------------------------------------------------------------------------------------------------
         75,000   MI Hospital Finance Authority
                  (OHC/OUH Obligated Group)                                  5.000      08/15/2031            76,391
--------------------------------------------------------------------------------------------------------------------
          5,000   MI Hospital Finance Authority
                  (Pontiac Osteopathic Hospital)                             6.000      02/01/2014             5,001
--------------------------------------------------------------------------------------------------------------------
        265,000   MI Hospital Finance Authority
                  (Port Huron Hospital/Marwood Manor Nursing Home)           5.500      07/01/2015           266,566
--------------------------------------------------------------------------------------------------------------------
         10,000   MI Hospital Finance Authority
                  (Sisters of Mercy Health System)                           5.250      08/15/2021            10,011
--------------------------------------------------------------------------------------------------------------------
         15,000   MI Hsg. Devel. Authority (Walled Lake Villa)               6.000      04/15/2018            15,361
--------------------------------------------------------------------------------------------------------------------
      3,625,000   MI Job Devel. Authority Pollution Control
                  (General Motors Corp.) 1                                   5.550      04/01/2009         3,633,954
--------------------------------------------------------------------------------------------------------------------
        385,000   MI Municipal Bond Authority                                5.500      11/01/2027           386,209
--------------------------------------------------------------------------------------------------------------------
         30,000   MI Municipal Bond Authority                                6.000      12/01/2013            30,053
--------------------------------------------------------------------------------------------------------------------
        150,000   MI Public Educational Facilities Authority
                  (Black River School)                                       5.800      09/01/2030           153,365
--------------------------------------------------------------------------------------------------------------------
      1,155,000   MI Public Educational Facilities Authority
                  (Old Redford Academy)                                      6.000      12/01/2035         1,207,610


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     9,815,000   MI Strategic Fund Pollution Control
                  (General Motors Corp.)                                     7.000% 6   04/01/2008   $     9,815,000
--------------------------------------------------------------------------------------------------------------------
         50,000   MI Trunk Line Dept. of Treasury                            5.000      11/01/2026            51,173
--------------------------------------------------------------------------------------------------------------------
        250,000   Monroe County, MI Hospital Finance Authority
                  (Mercy Memorial Hospital Corp.)                            5.500      06/01/2035           262,428
--------------------------------------------------------------------------------------------------------------------
        120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A     6.600      06/01/2022           124,176
--------------------------------------------------------------------------------------------------------------------
         80,000   Northern MI University                                     5.000      12/01/2025            81,600
--------------------------------------------------------------------------------------------------------------------
         15,000   Oakland County, MI Sewer Disposal
                  (White Lake Township)                                      6.000      05/01/2013            15,536
--------------------------------------------------------------------------------------------------------------------
        450,000   Plymouth, MI Educational Center Charter School
                  (Public School Academy)                                    5.375      11/01/2030           462,609
--------------------------------------------------------------------------------------------------------------------
      1,325,000   Plymouth, MI Educational Center Charter School
                  (Public School Academy)                                    5.625      11/01/2035         1,382,041
--------------------------------------------------------------------------------------------------------------------
      2,150,000   Pontiac, MI Tax Increment Finance Authority                6.250      06/01/2022         2,297,555
--------------------------------------------------------------------------------------------------------------------
      2,475,000   Pontiac, MI Tax Increment Finance Authority                6.375      06/01/2031         2,644,216
--------------------------------------------------------------------------------------------------------------------
         50,000   Reeths-Puffer, MI Schools                                  5.000      05/01/2025            50,165
--------------------------------------------------------------------------------------------------------------------
         40,000   Royal Oak, MI Hospital Finance Authority
                  (William Beaumont Hospital)                                5.250      11/15/2031            41,670
--------------------------------------------------------------------------------------------------------------------
         10,000   Royal Oak, MI Hospital Finance Authority
                  (William Beaumont Hospital)                                5.250      11/15/2035            10,418
--------------------------------------------------------------------------------------------------------------------
        100,000   Wayne County, MI Building Authority                        5.250      06/01/2016           101,876
--------------------------------------------------------------------------------------------------------------------
         85,000   Western MI University                                      5.125      11/15/2022            85,737
                                                                                                     ---------------
                                                                                                          48,828,630

--------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.4%
        300,000   Carver County, MN Hsg. & Redevel. Authority
                  (Lake Grace)                                               5.300      02/01/2012           300,372
--------------------------------------------------------------------------------------------------------------------
        600,000   Cottage Grove, MN Senior Hsg.                              6.000      12/01/2046           602,916
--------------------------------------------------------------------------------------------------------------------
        125,000   Cuyuna Range, MN Hospital District Health Facilities       5.200      06/01/2025           127,531
--------------------------------------------------------------------------------------------------------------------
        100,000   Golden Valley, MN
                  (CRC/CAH/BCH/ECH Obligated Group)                          5.500      12/01/2029           103,426
--------------------------------------------------------------------------------------------------------------------
        500,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)              5.700      09/01/2036           508,585
--------------------------------------------------------------------------------------------------------------------
        560,000   Metropolitan Council, MN (Metropolitan Radio Board)        5.400      02/01/2013           560,739
--------------------------------------------------------------------------------------------------------------------
        600,000   Minneapolis, MN Tax Increment (Grant Park)                 5.200      02/01/2022           601,848
--------------------------------------------------------------------------------------------------------------------
        750,000   Minneapolis, MN Tax Increment (St. Anthony Falls)          5.750      02/01/2027           771,068
--------------------------------------------------------------------------------------------------------------------
      2,000,000   MN Municipal Power Agency                                  5.000      10/01/2030         2,079,000
--------------------------------------------------------------------------------------------------------------------
      2,285,000   MN Municipal Power Agency                                  5.000      10/01/2035         2,373,589
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Mound, MN Hsg. & Redevel. Authority (Metroplaines)         5.000      02/15/2027           997,720
--------------------------------------------------------------------------------------------------------------------
      1,855,000   Pine City, MN Health Care & Hsg. (North Branch)            5.000      10/20/2047         1,916,697
--------------------------------------------------------------------------------------------------------------------
        250,000   Pine City, MN Health Care & Hsg. (North Branch)            6.000      10/20/2036           253,595
--------------------------------------------------------------------------------------------------------------------
        400,000   Pine City, MN Health Care & Hsg. (North Branch)            6.125      10/20/2047           406,360
--------------------------------------------------------------------------------------------------------------------
      1,900,000   Redwood Falls, MN (Redwood Area Hospital)                  5.125      12/01/2036         1,923,294


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$       200,000   Sartell, MN Environmental Improvement, Series A            5.200%     06/01/2027   $       205,554
--------------------------------------------------------------------------------------------------------------------
        250,000   St. Anthony, MN Hsg. & Redevel. Authority
                  (Silver Lake Village)                                      5.375      08/01/2021           254,463
--------------------------------------------------------------------------------------------------------------------
        300,000   St. Paul, MN Hsg. & Redevel. Authority
                  (Great Northern Lofts)                                     6.250      03/01/2029           320,601
--------------------------------------------------------------------------------------------------------------------
      7,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)     7.000      03/01/2029         7,559,510
--------------------------------------------------------------------------------------------------------------------
        570,000   St. Paul, MN Port Authority (Great Northern)               6.000      03/01/2030           597,816
--------------------------------------------------------------------------------------------------------------------
        500,000   St. Paul, MN Port Authority (Healtheast Midway Campus)     6.000      05/01/2030           517,020
--------------------------------------------------------------------------------------------------------------------
      7,545,000   Washington County, MN Hsg. & Redevel. Authority
                  (Seasons Villas)                                           6.950      12/01/2023         7,722,685
                                                                                                     ---------------
                                                                                                          30,704,389

--------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.6%
         80,000   Gulfport, MS Hospital Facility
                  (Memorial Hospital Gulfport)                               5.750      07/01/2031            82,173
--------------------------------------------------------------------------------------------------------------------
         35,000   Gulfport, MS Hospital Facility
                  (Memorial Hospital Gulfport) 1                             6.200      07/01/2018            35,060
--------------------------------------------------------------------------------------------------------------------
         60,000   Lowndes County, MS Solid Waste Disposal
                  & Pollution Control (Weyerhaeuser Company)                 6.800      04/01/2022            72,943
--------------------------------------------------------------------------------------------------------------------
      6,055,000   MS Business Finance Corp. (System Energy Resources)        5.875      04/01/2022         6,120,031
--------------------------------------------------------------------------------------------------------------------
      1,550,000   MS Business Finance Corp. (System Energy Resources)        5.900      05/01/2022         1,566,399
--------------------------------------------------------------------------------------------------------------------
      5,030,000   MS Home Corp. Hsg. (Valley State Student Hsg.)             5.500      12/01/2035         5,309,115
                                                                                                     ---------------
                                                                                                          13,185,721

--------------------------------------------------------------------------------------------------------------------
MISSOURI--3.6%
         20,000   Bates County, MO Hospital
                  (Bates County Memorial Hospital)                           5.650      03/01/2021            20,278
--------------------------------------------------------------------------------------------------------------------
        200,000   Belton, MO Tax Increment (Belton Town Center)              5.625      03/01/2025           202,542
--------------------------------------------------------------------------------------------------------------------
        365,000   Branson, MO IDA (Branson Hills)                            7.050      05/01/2027           394,386
--------------------------------------------------------------------------------------------------------------------
      2,340,000   Branson, MO IDA (Branson Landing)                          5.250      06/01/2021         2,367,378
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Branson, MO IDA (Branson Shoppe Redevel.)                  5.950      11/01/2029         7,935,120
--------------------------------------------------------------------------------------------------------------------
        675,000   Broadway-Fairview, MO Transportation Devel. District
                  (Columbia)                                                 5.875      12/01/2031           690,113
--------------------------------------------------------------------------------------------------------------------
        270,000   Cameron, MO IDA Health Facilities
                  (Cameron Community Hospital)                               6.375      12/01/2029           285,695
--------------------------------------------------------------------------------------------------------------------
        400,000   Chillicothe, MO Tax Increment (South U.S. 65)              5.500      04/01/2021           409,364
--------------------------------------------------------------------------------------------------------------------
        400,000   Chillicothe, MO Tax Increment (South U.S. 65)              5.625      04/01/2027           408,584
--------------------------------------------------------------------------------------------------------------------
        250,000   Cottleville, MO COP 9                                      5.100      08/01/2023           254,693
--------------------------------------------------------------------------------------------------------------------
        300,000   Cottleville, MO COP 9                                      5.125      08/01/2026           303,726
--------------------------------------------------------------------------------------------------------------------
        150,000   Cottleville, MO COP 9                                      5.250      08/01/2031           152,369
--------------------------------------------------------------------------------------------------------------------
        355,000   Grindstone Plaza, MO Transportation Devel. District        5.500      10/01/2031           358,816
--------------------------------------------------------------------------------------------------------------------
        750,000   Hanley Road & North of Folk Ave,
                  MO Transportation District                                 5.400      10/01/2031           763,853


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$    10,280,678   Hanley/Eager Road, MO Transportation
                  Devel. District, Series A                                  7.750% 4   12/01/2023   $     2,864,094
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Hawk Ridge, MO Transportation Devel. District              4.650      02/01/2017           997,310
--------------------------------------------------------------------------------------------------------------------
      3,840,000   Hawk Ridge, MO Transportation Devel. District              5.000      02/01/2030         3,821,798
--------------------------------------------------------------------------------------------------------------------
     13,500,000   Hazelwood, MO Transportation Devel. District
                  (370/Missouri Bottom Road/Tausig Road)                     7.200      05/01/2033        14,982,030
--------------------------------------------------------------------------------------------------------------------
      4,665,000   Johnson County, MO Hospital
                  (Western Missouri Medical Center)                          5.000      06/01/2025         4,871,613
--------------------------------------------------------------------------------------------------------------------
      1,385,000   Kansas City, MO Tax Increment (Briarcliff West)            5.150      06/01/2016         1,409,653
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Kansas City, MO Tax Increment (Briarcliff West)            5.400      06/01/2024         1,276,088
--------------------------------------------------------------------------------------------------------------------
      2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)               5.750      11/01/2026         2,158,548
--------------------------------------------------------------------------------------------------------------------
         15,000   MO Environmental Improvement & Energy
                  Resources Authority (Associated Electric Cooperative)      5.500      12/01/2011            15,170
--------------------------------------------------------------------------------------------------------------------
        255,000   MO H&EFA (FHS)                                             5.500      02/15/2024           255,117
--------------------------------------------------------------------------------------------------------------------
         15,000   MO H&EFA (FHS/FNH Obligated Group)                         5.375      02/15/2014            15,017
--------------------------------------------------------------------------------------------------------------------
        200,000   MO H&EFA (St. Lukes/Shawnee Mission Health System)         5.375      11/15/2026           204,188
--------------------------------------------------------------------------------------------------------------------
         30,000   MO H&EFA (William Woods University)                        5.150      09/01/2024            30,015
--------------------------------------------------------------------------------------------------------------------
         55,000   MO Hsg. Devel. Commission (Single Family Mtg.)             5.550      03/01/2029            55,561
--------------------------------------------------------------------------------------------------------------------
        250,000   Northwoods, MO Transportation Devel. District              5.850      02/01/2031           251,358
--------------------------------------------------------------------------------------------------------------------
      1,675,000   Osage Beach, MO Tax Increment (Prewitts Point)             4.800      05/01/2016         1,655,302
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Osage Beach, MO Tax Increment (Prewitts Point)             5.000      05/01/2023         1,484,265
--------------------------------------------------------------------------------------------------------------------
        175,000   Ozark Centre, MO Transportation Devel. District            5.375      09/01/2032           175,912
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Raymore, MO Tax Increment                                  5.375      03/01/2020         1,512,645
--------------------------------------------------------------------------------------------------------------------
      3,750,000   Raymore, MO Tax Increment                                  5.625      03/01/2028         3,792,263
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Richmond Heights, MO Tax Increment
                  & Transportation Sales Tax                                 5.625      11/01/2025         2,531,450
--------------------------------------------------------------------------------------------------------------------
        100,000   Southeast MO State University                              5.000      04/01/2028           100,063
--------------------------------------------------------------------------------------------------------------------
      9,000,000   St. Joseph, MO IDA (Living Community of St. Joseph)        7.000      08/15/2032         9,182,970
--------------------------------------------------------------------------------------------------------------------
        260,000   St. Joseph, MO IDA (Shoppes at North Village)              5.375      11/01/2024           262,603
--------------------------------------------------------------------------------------------------------------------
      1,000,000   St. Joseph, MO IDA, Series B                               5.375      11/01/2023         1,011,910
--------------------------------------------------------------------------------------------------------------------
      1,005,000   St. Joseph, MO IDA, Series B                               5.500      11/01/2027         1,021,703
--------------------------------------------------------------------------------------------------------------------
        150,000   St. Louis County, MO IDA (Multifamily Hsg.)                5.950      03/20/2031           153,596
--------------------------------------------------------------------------------------------------------------------
         35,000   St. Louis County, MO IDA (Waterford)                       5.400      12/01/2028            35,013
--------------------------------------------------------------------------------------------------------------------
      1,300,000   St. Louis, MO IDA (Southtown Redevel.)                     5.125      05/01/2026         1,300,234
--------------------------------------------------------------------------------------------------------------------
        481,000   St. Louis, MO Tax Increment
                  (1505 Missouri Avenue Redevel.)                            6.000      08/04/2025           517,291
--------------------------------------------------------------------------------------------------------------------
        865,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)     6.000      08/21/2026           858,668
--------------------------------------------------------------------------------------------------------------------
      1,930,000   St. Louis, MO Tax Increment (1619 Washington)              5.500      03/09/2027         1,930,753
--------------------------------------------------------------------------------------------------------------------
        545,000   St. Louis, MO Tax Increment (Printers Lofts)               6.000      08/21/2026           586,578
--------------------------------------------------------------------------------------------------------------------
         35,000   University of MO (System Facilities)                       5.000      11/01/2018            35,031


                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$     1,000,000   University Place, MO Transportation Devel. District        5.000%     03/01/2026   $     1,016,580
--------------------------------------------------------------------------------------------------------------------
      2,500,000   University Place, MO Transportation Devel. District        5.000      03/01/2032         2,538,925
                                                                                                     ---------------
                                                                                                          79,458,232

--------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
      1,450,000   Hardin, MT Tax Increment Industrial Infrastructure
                  Devel. (Rocky Mountain Power)                              0.000 10   09/01/2031           942,863
--------------------------------------------------------------------------------------------------------------------
         15,000   MT Board of Hsg., Series A                                 5.200      08/01/2029            15,039
--------------------------------------------------------------------------------------------------------------------
        375,000   MT Facilities Finance Authority (St. John's Lutheran)      6.000      05/15/2025           387,634
--------------------------------------------------------------------------------------------------------------------
        500,000   MT Facilities Finance Authority (St. John's Lutheran)      6.125      05/15/2036           522,405
                                                                                                     ---------------
                                                                                                           1,867,941

--------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.2%
         40,000   Douglas County, NE Hospital Authority
                  (Immanuel Medical Center) 1                                5.250      09/01/2021            41,031
--------------------------------------------------------------------------------------------------------------------
      3,980,000   NE Educational Facilities Authority
                  (Midland Lutheran College)                                 5.600      09/15/2029         4,132,713
--------------------------------------------------------------------------------------------------------------------
         40,000   Scotts Bluff County, NE Hospital Authority
                  (Regional West Medical Center)                             5.250      11/15/2028            41,038
                                                                                                     ---------------
                                                                                                           4,214,782

--------------------------------------------------------------------------------------------------------------------
NEVADA--0.7%
      2,220,000   Clark County, NV Economic Devel.
                  (Alexander Dawson School at Rainbow Mountain)              5.375      05/15/2033         2,337,016
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Director of the State of NV Dept. of Business & Industry
                  (Las Ventanas Retirement)                                  7.000      11/15/2034         1,020,020
--------------------------------------------------------------------------------------------------------------------
      6,200,000   Las Vegas, NV Paiute Tribe, Series A                       6.625      11/01/2017         6,897,438
--------------------------------------------------------------------------------------------------------------------
        100,000   Mesquite, NV Special Improvement District
                  (Canyon Creek)                                             5.200      08/01/2016           103,197
--------------------------------------------------------------------------------------------------------------------
        145,000   Mesquite, NV Special Improvement District
                  (Canyon Creek)                                             5.250      08/01/2017           149,643
--------------------------------------------------------------------------------------------------------------------
        300,000   Mesquite, NV Special Improvement District
                  (Canyon Creek)                                             5.300      08/01/2018           309,573
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Reno-Sparks, NV Indian Colony                              5.000      06/01/2024         2,093,260
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Reno-Sparks, NV Indian Colony                              5.125      06/01/2027         2,112,240
                                                                                                     ---------------
                                                                                                          15,022,387

--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.7%
        305,000   Manchester, NH Hsg. & Redevel. Authority, Series B         5.650 4    01/01/2029           102,453
--------------------------------------------------------------------------------------------------------------------
      3,220,000   Manchester, NH Hsg. & Redevel. Authority, Series B 1       5.700 4    01/01/2030         1,026,826
--------------------------------------------------------------------------------------------------------------------
        495,000   Manchester, NH Hsg. & Redevel. Authority, Series B 1       6.000 4    01/01/2023           227,299
--------------------------------------------------------------------------------------------------------------------
         85,000   NH Business Finance Authority (Proctor Academy)            5.400      06/01/2017            87,000
--------------------------------------------------------------------------------------------------------------------
        120,000   NH H&EFA (Catholic Medical Center)                         6.125      07/01/2032           130,460
--------------------------------------------------------------------------------------------------------------------
      4,010,000   NH H&EFA (Franklin Pierce College)                         6.050      10/01/2034         4,347,562


                      48 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE Continued
$     1,980,000   NH H&EFA (Portsmouth Christian Academy)                    5.750%     07/01/2023   $     2,128,520
--------------------------------------------------------------------------------------------------------------------
      6,115,000   NH H&EFA (Portsmouth Christian Academy)                    5.850      07/01/2033         6,541,949
--------------------------------------------------------------------------------------------------------------------
      4,555,000   NH H&EFA (Southern New Hampshire University)               5.000      01/01/2030         4,709,688
--------------------------------------------------------------------------------------------------------------------
     16,410,000   NH H&EFA (Southern New Hampshire University)               5.000      01/01/2036        16,879,162
--------------------------------------------------------------------------------------------------------------------
         40,000   NH H&EFA (St. Joseph Hospital/Youville House/Cove)         5.500      07/01/2034            42,432
--------------------------------------------------------------------------------------------------------------------
        120,000   NH HE&HFA (Androscoggin Valley Hospital)                   5.800      11/01/2027           123,596
--------------------------------------------------------------------------------------------------------------------
        605,000   NH HE&HFA (Dartmouth College)                              5.125      06/01/2028           612,708
--------------------------------------------------------------------------------------------------------------------
         25,000   NH HE&HFA (Dartmouth College)                              5.450      06/01/2025            25,121
--------------------------------------------------------------------------------------------------------------------
        145,000   NH HE&HFA (Franklin Pierce College)                        5.300      10/01/2028           148,831
--------------------------------------------------------------------------------------------------------------------
        265,000   NH HE&HFA (Franklin Pierce Law Center)                     5.500      07/01/2028           271,535
--------------------------------------------------------------------------------------------------------------------
         10,000   NH HE&HFA (St. Anselm College)                             5.150      07/01/2029            10,311
                                                                                                     ---------------
                                                                                                          37,415,453

--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--4.7%
      1,000,000   NJ EDA (Cigarette Tax)                                     5.500      06/15/2031         1,053,630
--------------------------------------------------------------------------------------------------------------------
      2,000,000   NJ EDA (Cigarette Tax)                                     5.750      06/15/2029         2,151,100
--------------------------------------------------------------------------------------------------------------------
     25,000,000   NJ Tobacco Settlement Financing Corp. 3                    5.000      06/01/2029        25,090,500
--------------------------------------------------------------------------------------------------------------------
     70,000,000   NJ Tobacco Settlement Financing Corp.                      5.000      06/01/2041        69,123,600
--------------------------------------------------------------------------------------------------------------------
         20,000   NJ Tobacco Settlement Financing Corp. (TASC)               5.750      06/01/2032            21,343
--------------------------------------------------------------------------------------------------------------------
      6,500,000   NJ Transit Corp.
                  (Federal Transportation Administration Grants) 11          6.125      09/15/2015         6,891,788
                                                                                                     ---------------
                                                                                                         104,331,961

--------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.8%
      1,495,000   Cabezon, NM Public Improvement District                    6.300      09/01/2034         1,580,678
--------------------------------------------------------------------------------------------------------------------
      7,370,000   Eldorado, NM Area Water & Sanitation District 1            6.000      02/01/2023         7,378,107
--------------------------------------------------------------------------------------------------------------------
        100,000   Farmington, NM Pollution Control                           5.800      04/01/2022           101,061
--------------------------------------------------------------------------------------------------------------------
        110,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)                     5.800      04/01/2022           111,167
--------------------------------------------------------------------------------------------------------------------
        200,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico) 1                   5.800      04/01/2022           202,122
--------------------------------------------------------------------------------------------------------------------
        125,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)                     6.300      12/01/2016           127,689
--------------------------------------------------------------------------------------------------------------------
         25,000   Hobbs, NM Health Facilities
                  (Evangelical Lutheran Good Samaritan Society)              5.500      05/01/2026            25,447
--------------------------------------------------------------------------------------------------------------------
        500,000   Mariposa East, NM Public Improvement District              6.000      09/01/2032           518,965
--------------------------------------------------------------------------------------------------------------------
      3,365,000   NM Educational Assistance Foundation                       5.900      09/01/2031         3,519,723
--------------------------------------------------------------------------------------------------------------------
      3,000,000   NM Hsg. Authority (Villa Del Oso Apartments)               6.250      01/01/2031         3,191,130
--------------------------------------------------------------------------------------------------------------------
      1,260,000   NM Hsg. Authority (Villa Del Oso Apartments)               7.500      01/01/2038         1,342,933
--------------------------------------------------------------------------------------------------------------------
         20,000   NM Mtg. Finance Authority (Single Family Mtg.)             5.150      09/01/2028            20,029
--------------------------------------------------------------------------------------------------------------------
          5,000   Santa Fe, NM Educational Facilities (St. John's College)   5.500      03/01/2024             5,051
--------------------------------------------------------------------------------------------------------------------
        100,000   Sante Fe, NM Educational Facilities (St. John's College)   5.500      03/01/2024           101,364
                                                                                                     ---------------
                                                                                                          18,225,466


                      49 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW YORK--0.0%
$        50,000   NYC GO RIBS                                                7.836% 2   08/27/2015   $        50,136
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.2%
      1,045,000   Kinston, NC Hsg. Authority (Kinston Towers)                6.750      12/01/2018         1,036,901
--------------------------------------------------------------------------------------------------------------------
        165,000   NC Eastern Municipal Power Agency, Series B                5.500      01/01/2017           165,211
--------------------------------------------------------------------------------------------------------------------
        730,000   NC Eastern Municipal Power Agency, Series B                5.500      01/01/2021           739,738
--------------------------------------------------------------------------------------------------------------------
        500,000   NC Eastern Municipal Power Agency, Series B                5.500      01/01/2021           500,685
--------------------------------------------------------------------------------------------------------------------
         20,000   NC Eastern Municipal Power Agency, Series B                6.250      01/01/2023            20,039
--------------------------------------------------------------------------------------------------------------------
         20,000   NC Medical Care Commission
                  (ARC/HDS Alamance Hsg. Corp.)                              5.800      10/01/2034            21,534
--------------------------------------------------------------------------------------------------------------------
         30,000   NC Medical Care Commission
                  (GHC/GHS/GMH Obligated Group)                              5.500      02/15/2015            30,728
--------------------------------------------------------------------------------------------------------------------
        575,000   NC Medical Care Commission
                  (Glenaire/The Presbyterian Homes Obligated Group)          5.500      10/01/2031           597,678
--------------------------------------------------------------------------------------------------------------------
        130,000   NC Medical Care Commission
                  (Glenaire/The Presbyterian Homes Obligated Group)          5.600      10/01/2036           135,912
--------------------------------------------------------------------------------------------------------------------
        750,000   NC Medical Care Commission (United Methodist)              5.250      10/01/2024           771,990
--------------------------------------------------------------------------------------------------------------------
        200,000   NC Medical Care Commission (United Methodist)              5.500      10/01/2032           207,190
                                                                                                     ---------------
                                                                                                           4,227,606

--------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
         10,000   Grand Forks, ND Sewer                                      5.850      12/01/2015            10,014
--------------------------------------------------------------------------------------------------------------------
         35,000   Mercer County, ND Pollution Control
                  (Northwestern Public Service Company)                      5.850      06/01/2023            35,215
--------------------------------------------------------------------------------------------------------------------
         25,000   Parshall, ND Water                                         5.500      09/01/2024            25,105
--------------------------------------------------------------------------------------------------------------------
         20,000   Ward County, ND Health Care Facilities
                  (Trinity Medical Center)                                   6.000      07/01/2010            20,538
                                                                                                     ---------------
                                                                                                              90,872

--------------------------------------------------------------------------------------------------------------------
OHIO--1.1%
        500,000   Blue Ash, OH Tax Increment Financing (Duke Realty)         5.000      12/01/2030           492,095
--------------------------------------------------------------------------------------------------------------------
        650,000   Blue Ash, OH Tax Increment Financing (Duke Realty)         5.000      12/01/2035           635,869
--------------------------------------------------------------------------------------------------------------------
         20,000   Brecksville-Broadview Heights, OH City School District     5.250      12/01/2021            20,416
--------------------------------------------------------------------------------------------------------------------
         35,000   Clermont County, OH Hospital Facilities
                  (Mercy Health System) 1                                    5.625      09/01/2021            36,016
--------------------------------------------------------------------------------------------------------------------
          5,000   Cleveland, OH Airport System                               5.000      01/01/2031             5,217
--------------------------------------------------------------------------------------------------------------------
         40,000   Cleveland, OH Airport System                               5.000      01/01/2031            40,991
--------------------------------------------------------------------------------------------------------------------
         65,000   Cleveland, OH COP (Cleveland Stadium) 1                    5.250      11/15/2022            66,880
--------------------------------------------------------------------------------------------------------------------
        240,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
                  (Ambleside Apartments) 9                                   7.000      06/01/2018           249,002
--------------------------------------------------------------------------------------------------------------------
        305,000   Cleveland-Cuyahoga County, OH Port Authority
                  (Myers University)                                         5.600      05/15/2025           319,588
--------------------------------------------------------------------------------------------------------------------
        850,000   Cleveland-Cuyahoga County, OH Port Authority
                  (Perrysburg)                                               4.800      11/15/2035           837,803


                      50 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
OHIO Continued
$       115,000   Columbus, OH Municipal Airport Authority 1                 5.000%     01/01/2028   $       116,953
--------------------------------------------------------------------------------------------------------------------
         15,000   Cuyahoga County, OH Hospital (Metro Health System) 1       5.500      02/15/2027            15,316
--------------------------------------------------------------------------------------------------------------------
         10,000   Franklin County, OH Convention Facilities Authority 1      5.000      12/01/2027            10,165
--------------------------------------------------------------------------------------------------------------------
        695,000   Glenwillow Village, OH GO                                  5.875      12/01/2024           749,127
--------------------------------------------------------------------------------------------------------------------
         30,000   Greene County, OH Economic Devel. (YMCA)                   6.000      12/01/2023            30,001
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Greene County, OH University Hsg.
                  (Central State University)                                 5.625      09/01/2032         1,590,705
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Grove City, OH Tax Increment Financing                     5.375      12/01/2031         2,477,800
--------------------------------------------------------------------------------------------------------------------
      1,895,000   Grove, OH Tax Increment                                    5.125      12/01/2016         1,885,468
--------------------------------------------------------------------------------------------------------------------
      1,180,000   Jeffrey Place, OH New Community Authority
                  (Jeffrey Place Redevel.)                                   5.000      12/01/2022         1,175,445
--------------------------------------------------------------------------------------------------------------------
         15,000   Lorain County, OH Hospital
                  (Catholic Healthcare Partners) 1                           5.500      09/01/2027            15,418
--------------------------------------------------------------------------------------------------------------------
         75,000   Lucas County, OH Health Care Facilities
                  (Sunset Retirement Communities)                            6.625      08/15/2030            80,203
--------------------------------------------------------------------------------------------------------------------
        750,000   Miami County, OH Hospital Facilities
                  (Upper Valley Medical Center)                              5.250      05/15/2026           788,775
--------------------------------------------------------------------------------------------------------------------
         10,000   Muskingum County, OH Hospital Facilities
                  (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                  Obligated Group)                                           5.400      12/01/2016            10,211
--------------------------------------------------------------------------------------------------------------------
        350,000   OH Air Quality Devel. Authority
                  (Cincinnati Gas & Electric Company)                        5.450      01/01/2024           350,431
--------------------------------------------------------------------------------------------------------------------
         85,000   OH Water Devel. Authority
                  (Cincinnati Gas & Electric Company)                        5.450      01/01/2024            85,479
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Port of Greater Cincinnati, OH Devel. Authority
                  (AHS/AOLM Obligated Group)                                 5.000      10/01/2025         1,040,770
--------------------------------------------------------------------------------------------------------------------
        500,000   Port of Greater Cincinnati, OH Devel. Authority
                  (Public Parking Infrastructure)                            6.300      02/15/2024           539,180
--------------------------------------------------------------------------------------------------------------------
      1,260,000   Port of Greater Cincinnati, OH Devel. Authority
                  (Public Parking Infrastructure)                            6.400      02/15/2034         1,355,206
--------------------------------------------------------------------------------------------------------------------
         10,000   Reynoldsburgh, OH Health Care Facilities (Wesley Ridge)    5.950      10/20/2017            10,341
--------------------------------------------------------------------------------------------------------------------
        655,000   Summit County, OH Port Authority (Twinsburg Township)      5.125      05/15/2025           665,604
--------------------------------------------------------------------------------------------------------------------
        110,000   Sylvania, OH Area Joint Recreational District              6.000      12/01/2020           111,291
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Toledo-Lucas County, OH Port Authority (Crocker Park)      5.375      12/01/2035         8,580,400
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Toledo-Lucas County, OH Port Authority (Preston)           4.800      11/15/2035           985,650
                                                                                                     ---------------
                                                                                                          25,373,816

--------------------------------------------------------------------------------------------------------------------
OKLAHOMA--3.6%
      2,440,000   Cherokee Nation of OK Healthcare System                    4.600      12/01/2021         2,449,638
--------------------------------------------------------------------------------------------------------------------
        130,000   Claremore, OK Industrial & Redevel. Student Hsg.
                  (RSU Foundation) 1                                         5.750      09/01/2034           138,245
--------------------------------------------------------------------------------------------------------------------
      3,515,000   Comanche County, OK Hospital Authority                     5.250      07/01/2020         3,749,872
--------------------------------------------------------------------------------------------------------------------
      3,040,000   Comanche County, OK Hospital Authority                     5.250      07/01/2021         3,238,725


                      51 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$     1,385,000   Eufaula, OK Public Works Authority                         5.000%     12/01/2030   $     1,425,262
--------------------------------------------------------------------------------------------------------------------
         15,000   Grady County, OK Industrial Authority
                  (Correctional Facilities) 1                                6.000      11/01/2029            15,959
--------------------------------------------------------------------------------------------------------------------
        500,000   Grady County, OK Industrial Authority
                  (Correctional Facilities) 9                                7.800      11/01/2014           350,000
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Haskell County, OK Public Facilities Authority 1           5.250      04/01/2026         1,060,780
--------------------------------------------------------------------------------------------------------------------
        655,000   Haskell County, OK Public Facilities Authority             5.250      04/01/2031           689,767
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Langston, OK EDA (Langston University)                     5.000      05/01/2030         4,137,680
--------------------------------------------------------------------------------------------------------------------
      6,500,000   Langston, OK EDA (Langston University)                     5.000      05/01/2035         6,687,590
--------------------------------------------------------------------------------------------------------------------
      1,870,000   Langston, OK EDA (Langston University)                     5.250      05/01/2026         1,988,857
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Norman, OK Regional Hospital Authority                     5.375      09/01/2036         2,090,560
--------------------------------------------------------------------------------------------------------------------
      3,000,000   OK Devel. Finance Authority Student Hsg.
                  (Seminole State College)                                   5.125      09/01/2036         3,075,240
--------------------------------------------------------------------------------------------------------------------
        185,000   OK HFA (Single Family Homeownership Loan Program)          5.403 4    03/01/2029            55,922
--------------------------------------------------------------------------------------------------------------------
         15,000   Rogers County, OK HFA (Multifamily Hsg.), Series A         7.750      08/01/2023            15,467
--------------------------------------------------------------------------------------------------------------------
         20,000   Texas County, OK Devel Authority Student Hsg.
                  (OPSU-Goodwell)                                            5.450      11/01/2034            21,181
--------------------------------------------------------------------------------------------------------------------
      1,135,000   Tulsa, OK IDA Student Hsg. (University of Tulsa)           5.250      10/01/2026         1,213,463
--------------------------------------------------------------------------------------------------------------------
     37,990,000   Tulsa, OK Municipal Airport Trust (American Airlines)      6.250      06/01/2020        38,131,703
--------------------------------------------------------------------------------------------------------------------
      8,950,000   Tulsa, OK Municipal Airport Trust (American Airlines)      7.350      12/01/2011         8,981,594
                                                                                                     ---------------
                                                                                                          79,517,505

--------------------------------------------------------------------------------------------------------------------
OREGON--0.2%
      1,250,000   Cow Creek Band, OR (Umpqua Tribe of Indians)               5.625      10/01/2026         1,272,563
--------------------------------------------------------------------------------------------------------------------
         10,000   OR GO (Veterans Welfare)                                   5.250      10/01/2042            10,275
--------------------------------------------------------------------------------------------------------------------
         35,000   OR GO (Veterans Welfare)                                   6.000      04/01/2032            36,316
--------------------------------------------------------------------------------------------------------------------
         30,000   OR Health & Science University, Series A                   5.250      07/01/2028            30,469
--------------------------------------------------------------------------------------------------------------------
         30,000   OR Hsg. & Community Services Dept. (Single Family Mtg.)    6.400      07/01/2018            30,302
--------------------------------------------------------------------------------------------------------------------
         50,000   OR Hsg. (Elderly & Disabled Hsg.)                          5.500      08/01/2026            50,036
--------------------------------------------------------------------------------------------------------------------
      1,235,000   Western Generation, OR Agency Cogeneration
                  (Wauna Cogeneration)                                       5.000      01/01/2020         1,274,853
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Western Generation, OR Agency Cogeneration
                  (Wauna Cogeneration)                                       5.000      01/01/2021         2,060,120
                                                                                                     ---------------
                                                                                                           4,764,934

--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.9%
        285,000   Allegheny County, PA HDA
                  (West Penn Allegheny Health System) 1                      9.250      11/15/2015           338,660
--------------------------------------------------------------------------------------------------------------------
      8,200,000   Allegheny County, PA HDA
                  (West Penn Allegheny Health System)                        9.250      11/15/2030         9,712,162
--------------------------------------------------------------------------------------------------------------------
         75,000   Blair County, PA IDA
                  (The Village at Penn State Retirement Community)           6.900      01/01/2022            78,719


                      52 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     1,655,000   Cumberland County, PA Municipal Authority
                  (Wesley Affiliated Services)                               7.250%     01/01/2035   $     1,931,302
--------------------------------------------------------------------------------------------------------------------
         55,000   Northeastern PA Hospital & Education Authority
                  (WVHCS)                                                    5.250      01/01/2026            56,142
--------------------------------------------------------------------------------------------------------------------
      3,905,000   Northumberland County, PA IDA (NHS Youth Services)         7.750      02/15/2029         4,124,266
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Philadelphia, PA H&HEFA
                  (Centralized Comprehensive Human Services)                 7.250      01/01/2021         1,064,070
--------------------------------------------------------------------------------------------------------------------
      1,200,000   Philadelphia, PA H&HEFA
                  (Temple University Children's Medical Center)              5.625      06/15/2019         1,237,836
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Philadelphia, PA Redevel. Authority
                  (Beech Student Hsg. Complex), Series A                     5.625      07/01/2023         1,085,660
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Philadelphia, PA Redevel. Authority
                  (Beech Student Hsg. Complex), Series A                     5.625      07/01/2028         1,608,765
                                                                                                     ---------------
                                                                                                          21,237,582

--------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--0.3%
      5,000,000   Central Falls, RI Detention Facility                       7.250      07/15/2035         5,612,750
--------------------------------------------------------------------------------------------------------------------
         50,000   Providence, RI HDC (Barbara Jordan Apartments)             6.750      07/01/2025            51,554
--------------------------------------------------------------------------------------------------------------------
         25,000   Providence, RI Public Building Authority                   5.400      12/15/2012            25,531
--------------------------------------------------------------------------------------------------------------------
         40,000   RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity)                                6.500      04/01/2027            40,871
--------------------------------------------------------------------------------------------------------------------
        175,000   RI Tobacco Settlement Financing Corp. (TASC)               6.250      06/01/2042           189,408
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Tiverton, RI Special Obligation Tax
                  (Mount Hope Bay Village)                                   6.875      05/01/2022         1,625,145
                                                                                                     ---------------
                                                                                                           7,545,259

--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.0%
      5,000,000   Dorchester County, SC School District 1                    5.250      12/01/2029         5,280,400
--------------------------------------------------------------------------------------------------------------------
         45,000   Edgefield County, SC Water & Sewer Authority               5.000      01/01/2028            46,026
--------------------------------------------------------------------------------------------------------------------
      2,260,000   Greenville County, SC School District 1                    4.625      12/01/2020         2,331,100
--------------------------------------------------------------------------------------------------------------------
         25,000   Horry County, SC Hospital Facilities (Conway Hospital) 1   5.000      07/01/2028            25,483
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Lancaster County, SC (Edenmoor Improvement District)       5.375      12/01/2016         2,066,180
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Lancaster County, SC (Edenmoor Improvement District)       5.750      12/01/2037         1,560,615
--------------------------------------------------------------------------------------------------------------------
      2,200,000   Lancaster County, SC (Sun City Carolina Lakes)             5.450      12/01/2037         2,229,832
--------------------------------------------------------------------------------------------------------------------
         40,000   Marion County, SC Hospital District                        5.375      11/01/2025            40,375
--------------------------------------------------------------------------------------------------------------------
        600,000   SC Connector 2000 Assoc. Toll Road, Series B               5.535 4    01/01/2020           294,186
--------------------------------------------------------------------------------------------------------------------
     11,240,000   SC Connector 2000 Assoc. Toll Road, Series B 1             5.700 4    01/01/2026         3,862,289
--------------------------------------------------------------------------------------------------------------------
        665,000   SC Connector 2000 Assoc. Toll Road, Series B               6.700 4    01/01/2021           307,802
--------------------------------------------------------------------------------------------------------------------
      1,100,000   SC Educational Facilities Authority
                  (Southern Wesleyan University)                             5.000      03/01/2020         1,120,636
--------------------------------------------------------------------------------------------------------------------
      1,000,000   SC Educational Facilities Authority
                 (Southern Wesleyan University)                              5.750      03/01/2029         1,070,360
--------------------------------------------------------------------------------------------------------------------
         70,000   SC Jobs-EDA (Anderson Area Medical Center)                 5.250      02/01/2015            70,763


                      53 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$        55,000   SC Jobs-EDA (Anderson Area Medical Center)                 5.250%     02/01/2026   $        55,597
--------------------------------------------------------------------------------------------------------------------
         25,000   SC Public Service Authority                                5.000      01/01/2029            25,429
--------------------------------------------------------------------------------------------------------------------
         90,000   SC Public Service Authority                                5.125      01/01/2032            91,718
--------------------------------------------------------------------------------------------------------------------
         25,000   SC State Public Service Authority, Series A                5.000      01/01/2019            25,494
--------------------------------------------------------------------------------------------------------------------
        220,000   SC Tobacco Settlement Management Authority, Series B       6.375      05/15/2028           238,379
--------------------------------------------------------------------------------------------------------------------
         60,000   SC Tobacco Settlement Management Authority, Series B       6.375      05/15/2030            69,971
--------------------------------------------------------------------------------------------------------------------
      1,585,000   Scago, SC Educational Facilities Corp.
                  (Williamsburg School District)                             5.000      12/01/2031         1,636,497
--------------------------------------------------------------------------------------------------------------------
        115,000   Spartanburg County, SC Health Services                     5.300      04/15/2025           115,293
--------------------------------------------------------------------------------------------------------------------
        240,000   Spartanburg County, SC Health Services, Series A           5.500      04/15/2027           245,426
--------------------------------------------------------------------------------------------------------------------
         15,000   Spartanburg County, SC Health Services, Series B           5.125      04/15/2022            15,171
--------------------------------------------------------------------------------------------------------------------
         25,000   Spartanburg County, SC Waterworks                          5.000      06/01/2022            25,325
--------------------------------------------------------------------------------------------------------------------
         45,000   Spartanburg County, SC Waterworks                          5.000      06/01/2027            45,564
                                                                                                     ---------------
                                                                                                          22,895,911

--------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.5%
      2,300,000   Lower Brule, SD Sioux Tribe (Farm Road Reconstruction)     6.500      02/01/2016         2,306,440
--------------------------------------------------------------------------------------------------------------------
      8,200,000   SD Educational Enhancement Funding Corp.
                  Tobacco Settlement                                         6.500      06/01/2032         9,056,572
                                                                                                     ---------------
                                                                                                          11,363,012

--------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.4%
      3,500,000   Bradley County, TN Industrial Devel. Board (Olin Corp.)    6.625      11/01/2017         3,843,105
--------------------------------------------------------------------------------------------------------------------
      7,710,000   Chattanooga, TN Health Educational & Hsg. Board
                  (Campus Devel. Foundation Phase I)                         5.000      10/01/2025         7,782,397
--------------------------------------------------------------------------------------------------------------------
      9,000,000   Chattanooga, TN Health Educational & Hsg. Board
                  (Campus Devel. Foundation Phase I) 1                       5.125      10/01/2035         9,099,810
--------------------------------------------------------------------------------------------------------------------
         10,000   Jackson, TN Health Educational & Hsg. Facilities
                  Board (Lambuth University)                                 5.900      09/01/2015            10,097
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Johnson City, TN Health & Educational Facilities
                  Board (Mountain States Health Alliance)                    5.500      07/01/2036         3,190,200
--------------------------------------------------------------------------------------------------------------------
         85,000   Knox County, TN HE&HF
                  (Baptist Health System of East Tennessee)                  5.500      04/15/2017            86,869
--------------------------------------------------------------------------------------------------------------------
         10,000   Metropolitan Government Nashville & Davidson County, TN    5.125      05/15/2025            10,212
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Metropolitan Government Nashville
                  & Davidson County, TN Health
                  & Educational Facilities Board (Vanderbilt University)     5.375      07/01/2014         1,016,400
--------------------------------------------------------------------------------------------------------------------
         10,000   Shelby County, TN GO                                       5.100      03/01/2022            10,115
--------------------------------------------------------------------------------------------------------------------
      5,980,000   Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments)        6.450      10/20/2035         6,595,820
--------------------------------------------------------------------------------------------------------------------
        100,000   Wilson County, TN COP                                      5.250      03/30/2018           103,449
                                                                                                     ---------------
                                                                                                          31,748,474


                      54 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TEXAS--11.9%
$       130,000   Alice, TX GO                                               5.200%     02/01/2011   $       130,147
--------------------------------------------------------------------------------------------------------------------
        150,000   Anson, TX Education Facilities Corp. Student Hsg.
                  (Odessa Student Hsg.)                                      5.400      07/01/2034           158,859
--------------------------------------------------------------------------------------------------------------------
      1,205,000   Anson, TX Education Facilities Corp. Student Hsg.
                  (University of TX/Waterview Park)                          5.100      01/01/2034         1,241,246
--------------------------------------------------------------------------------------------------------------------
      9,885,000   Beasley, TX Higher Education Finance Corp., Series A       5.125      12/01/2034        10,180,364
--------------------------------------------------------------------------------------------------------------------
     10,765,000   Bexar County, TX HFC (American Opportunity Hsg.)           6.750      12/01/2037        11,553,859
--------------------------------------------------------------------------------------------------------------------
      3,090,000   Bexar County, TX HFC
                  (American Opportunity Hsg.-Nob Hill Apartments)            6.000      06/01/2021         3,182,237
--------------------------------------------------------------------------------------------------------------------
      6,625,000   Bexar County, TX HFC
                  (American Opportunity Hsg.-Nob Hill Apartments)            6.000      06/01/2031         6,804,869
--------------------------------------------------------------------------------------------------------------------
      5,765,000   Bexar County, TX HFC
                  (American Opportunity Hsg.-Waterford/Kingswood)            7.000      12/01/2036         6,278,662
--------------------------------------------------------------------------------------------------------------------
        400,000   Bexar County, TX HFC (Doral Club)                          8.750      10/01/2036           402,696
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Bexar County, TX HFC
                  (The Army Retirement Residence Foundation) 1               6.300      07/01/2032         1,123,460
--------------------------------------------------------------------------------------------------------------------
      2,070,000   Bexar, TX Metropolitan Water District                      6.000      05/01/2015         2,108,978
--------------------------------------------------------------------------------------------------------------------
        150,000   Chimney Hill, TX Municipal Utility District                5.500      10/01/2011           150,177
--------------------------------------------------------------------------------------------------------------------
         60,000   Collin County, TX Hsg. Finance Corp.
                  (Community College District Foundation)                    5.250      06/01/2031            61,109
--------------------------------------------------------------------------------------------------------------------
         10,000   Cypress Hill, TX Municipal Utility District No. 1          5.250      09/01/2025            10,123
--------------------------------------------------------------------------------------------------------------------
         25,000   Dallas-Fort Worth, TX International Airport Facility       5.200      01/15/2031            25,505
--------------------------------------------------------------------------------------------------------------------
      1,035,000   Dallas-Fort Worth, TX International Airport Facility
                  (American Airlines)                                        6.000      11/01/2014         1,044,046
--------------------------------------------------------------------------------------------------------------------
        355,000   Danbury, TX Higher Education Authority
                  (AW Brown Fellowship Charter)                              5.000      08/15/2026           360,783
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Danbury, TX Higher Education Authority
                  (AW Brown Fellowship Charter) 1                            5.125      08/15/2036         1,536,360
--------------------------------------------------------------------------------------------------------------------
        700,000   Danbury, TX Higher Education Finance Corp.
                  (Island Foundation)                                        6.250      02/15/2036           704,921
--------------------------------------------------------------------------------------------------------------------
         50,000   El Paso County, TX COP 1                                   5.000      02/15/2018            50,572
--------------------------------------------------------------------------------------------------------------------
        265,000   El Paso County, TX HFC
                  (American Village Communities), Series A                   6.250      12/01/2020           275,918
--------------------------------------------------------------------------------------------------------------------
        335,000   El Paso County, TX HFC
                  (El Paso American Hsg. Foundation), Series A               6.375      12/01/2032           346,055
--------------------------------------------------------------------------------------------------------------------
      2,460,000   Folk, TX Avenue South Transportation District              5.625      11/01/2031         2,496,605
--------------------------------------------------------------------------------------------------------------------
         20,000   Fort Bend, TX Independent School District                  5.375      02/15/2024            20,541
--------------------------------------------------------------------------------------------------------------------
      2,300,000   Garza County, TX Public Facility Corp.                     5.750      10/01/2025         2,452,582
--------------------------------------------------------------------------------------------------------------------
        100,000   Harris County, TX GO                                       5.000      10/01/2015           100,810
--------------------------------------------------------------------------------------------------------------------
         15,000   Harris County, TX Health Facilities Devel. Authority
                  (Memorial Hermann Hospital System)                         5.250      06/01/2027            15,355
--------------------------------------------------------------------------------------------------------------------
         20,000   Harris County, TX Health Facilities Devel. Authority
                  (Texas Children's Hospital)                                5.250      10/01/2029            20,664


                      55 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$       100,000   Harris County, TX Toll Road                                5.000%     08/15/2024   $       100,500
--------------------------------------------------------------------------------------------------------------------
         50,000   Harris County, TX Toll Road 1                              5.000      08/01/2028            50,543
--------------------------------------------------------------------------------------------------------------------
        400,000   Harris County, TX Toll Road                                5.125      08/15/2017           406,736
--------------------------------------------------------------------------------------------------------------------
     14,925,000   Harris County, TX Toll Road 11                             5.375      08/15/2024        15,942,619
--------------------------------------------------------------------------------------------------------------------
         50,000   Houston, TX HFDC
                  (Buckingham Senior Living Community)                       7.125      02/15/2034            55,826
--------------------------------------------------------------------------------------------------------------------
      1,000,000   IAH, TX Public Facility Corp.                              6.000      05/01/2021           974,410
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Kerryville, TX Health Facilities Devel. Corp.
                  (Sid Peterson Memorial Hospital)                           5.450      08/15/2035         1,009,460
--------------------------------------------------------------------------------------------------------------------
      4,000,000   La Vernia, TX Higher Education Finance Corp.
                  (Southwest Winners Foundation)                             5.000      02/15/2031         4,075,480
--------------------------------------------------------------------------------------------------------------------
     17,485,000   Leander, TX Independent School District 1                  5.433 4    08/15/2036         3,649,120
--------------------------------------------------------------------------------------------------------------------
         65,000   Leander, TX Independent School District                    5.457 4    08/15/2018            34,625
--------------------------------------------------------------------------------------------------------------------
        100,000   Lewisville, TX GO                                          5.700      09/01/2028           106,680
--------------------------------------------------------------------------------------------------------------------
        650,000   Lewisville, TX GO 1                                        6.000      10/01/2015           703,235
--------------------------------------------------------------------------------------------------------------------
      1,325,000   Lewisville, TX GO 1                                        6.000      10/01/2025         1,492,056
--------------------------------------------------------------------------------------------------------------------
      5,510,000   Lewisville, TX GO                                          6.000      10/01/2034         6,170,814
--------------------------------------------------------------------------------------------------------------------
      3,400,000   Lewisville, TX GO 1                                        6.125      09/01/2029         3,815,310
--------------------------------------------------------------------------------------------------------------------
         50,000   Lubbock, TX Health Facilities Devel. Corp.
                  (St. Joseph Health System)                                 5.000      07/01/2023            50,790
--------------------------------------------------------------------------------------------------------------------
      2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)       6.000      07/01/2022         2,409,628
--------------------------------------------------------------------------------------------------------------------
      1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)       6.000      07/01/2025         1,565,695
--------------------------------------------------------------------------------------------------------------------
        655,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)       6.000      07/01/2032           667,209
--------------------------------------------------------------------------------------------------------------------
     20,350,000   Matagorda County, TX Navigation District
                  (Centerpoint Energy)                                       8.000      05/01/2029        21,486,751
--------------------------------------------------------------------------------------------------------------------
        270,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)         5.375      01/01/2023           270,270
--------------------------------------------------------------------------------------------------------------------
        535,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)         5.600      01/01/2017           542,790
--------------------------------------------------------------------------------------------------------------------
         75,000   Mission, TX EDC                                            6.600      01/01/2020            75,170
--------------------------------------------------------------------------------------------------------------------
      2,000,000   North Central, TX HFDC (Northwest Senior Hsg. Corp.)       7.250      11/15/2019         2,199,700
--------------------------------------------------------------------------------------------------------------------
      3,000,000   North Central, TX HFDC (Northwest Senior Hsg. Corp.)       7.500      11/15/2029         3,337,680
--------------------------------------------------------------------------------------------------------------------
      1,910,000   Nueces County, TX HFC (Dolphins Landing Apartments)        6.750      07/01/2020         2,031,992
--------------------------------------------------------------------------------------------------------------------
      1,865,000   Nueces County, TX HFC (Dolphins Landing Apartments)        6.875      07/01/2030         1,983,465
--------------------------------------------------------------------------------------------------------------------
         60,000   Nueces County, TX HFC (Dolphins Landing Apartments)        8.000      07/01/2030            63,497
--------------------------------------------------------------------------------------------------------------------
        250,000   Pantego, TX Economic Devel. Corp. (Sales Tax)              5.850      02/15/2022           250,753
--------------------------------------------------------------------------------------------------------------------
      3,285,000   Pecos County, TX Hospital District
                  (Iraan General Hospital)                                   5.000      02/15/2036         3,391,894
--------------------------------------------------------------------------------------------------------------------
      1,680,000   Retama, TX Devel. Corp. (Retama Racetrack)                10.000      12/15/2019         2,367,758
--------------------------------------------------------------------------------------------------------------------
         50,000   Richardson, TX Hospital Authority (Baylor/Richardson)      5.625      12/01/2028            51,384
--------------------------------------------------------------------------------------------------------------------
        500,000   Ridge Parc, TX Devel. Corp. (Multifamily)                  6.100      06/20/2033           548,625
--------------------------------------------------------------------------------------------------------------------
      4,020,000   Sabine, TX River Authority Pollution Control
                  (TXU Electric Company)                                     6.150      08/01/2022         4,352,776


                      56 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     1,500,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. (Northwest Senior Hsg.)                      6.000%     11/15/2036   $     1,602,645
--------------------------------------------------------------------------------------------------------------------
        100,000   Tarrant County, TX HFDC (TX Health Resources System)       5.250      02/15/2022           103,094
--------------------------------------------------------------------------------------------------------------------
        980,000   Tom Green County, TX Health Facilities Devel. Corp.
                  (Shannon Health System/Shannon Medical Center)             6.750      05/15/2021         1,062,575
--------------------------------------------------------------------------------------------------------------------
         25,000   Tomball, TX Hospital Authority
                  (Tomball Regional Hospital)                                6.000      07/01/2029            25,936
--------------------------------------------------------------------------------------------------------------------
        445,000   TX Affordable Hsg. Corp.
                  (Ashton Place & Woodstock Apartments)                      6.300      08/01/2033           363,178
--------------------------------------------------------------------------------------------------------------------
        305,000   TX Affordable Hsg. Corp. (Worthing Oaks Apartments)        6.600      07/20/2037           335,869
--------------------------------------------------------------------------------------------------------------------
         50,000   TX Dormitory Finance Authority
                  (Temple Junior College Foundation)                         5.750      09/01/2027            53,066
--------------------------------------------------------------------------------------------------------------------
        425,000   TX Dormitory Finance Authority
                  (Temple Junior College Foundation)                         6.000      09/01/2033           458,431
--------------------------------------------------------------------------------------------------------------------
     88,000,000   TX Municipal Gas Acquisition & Supply Corp. 11             4.298 6    12/15/2026        87,912,000
--------------------------------------------------------------------------------------------------------------------
      4,995,000   TX Municipal Gas Acquisition & Supply Corp. 11             5.048 6    12/15/2026         4,995,000
--------------------------------------------------------------------------------------------------------------------
        545,000   TX Panhandle HFA (Amarillo Affordable Hsg.)                6.625      03/01/2020           322,891
--------------------------------------------------------------------------------------------------------------------
      3,065,000   TX Panhandle HFA (Amarillo Affordable Hsg.)                6.750      03/01/2031         1,809,116
--------------------------------------------------------------------------------------------------------------------
        660,000   TX Public Finance Authority Charter School
                  Finance Corp. (Ed-Burnham Wood)                            6.250      09/01/2036           676,084
--------------------------------------------------------------------------------------------------------------------
      3,180,000   TX Public Finance Authority Charter School
                  Finance Corp. (Kipp)                                       5.000      02/15/2028         3,270,121
--------------------------------------------------------------------------------------------------------------------
      7,000,000   TX Public Finance Authority Charter School
                  Finance Corp. (Kipp)                                       5.000      02/15/2036         7,164,500
--------------------------------------------------------------------------------------------------------------------
      1,000,000   TX Water Devel.                                            5.250      08/01/2028         1,013,250
--------------------------------------------------------------------------------------------------------------------
         25,000   TX Water Devel. Board                                      5.500      07/15/2010            25,035
--------------------------------------------------------------------------------------------------------------------
        250,000   TX Water Devel. Board                                      5.600      07/15/2011           250,368
--------------------------------------------------------------------------------------------------------------------
      1,105,000   Van Alstyne, TX Independent School District                5.950      08/15/2029         1,117,652
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Van, TX Independent School District (School Building)      5.000      02/15/2036         1,580,475
--------------------------------------------------------------------------------------------------------------------
      1,625,000   Van, TX Independent School District (School Building)      5.125      02/15/2028         1,739,904
--------------------------------------------------------------------------------------------------------------------
      2,780,000   Van, TX Independent School District (School Building)      5.250      02/15/2031         3,015,855
--------------------------------------------------------------------------------------------------------------------
         25,000   Westador, TX Municipal Utility District GO                 6.875      03/01/2009            25,486
--------------------------------------------------------------------------------------------------------------------
      4,555,000   Wichita County, TX HFDC
                  (Wichita Falls Retirement Foundation)                      6.250      01/01/2028         4,664,001
--------------------------------------------------------------------------------------------------------------------
      1,930,000   Winkler County, TX GO                                      5.250      02/15/2031         2,044,584
                                                                                                     ---------------
                                                                                                         264,703,860

--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.6%
         80,000   Puerto Rico Aqueduct & Sewer Authority                     5.000      07/01/2019            81,365
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Commonwealth GO                                5.250      07/01/2032         2,143,380
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Highway & Transportation Authority, Series G   5.000      07/01/2033         5,158,900
--------------------------------------------------------------------------------------------------------------------
         30,000   Puerto Rico Highway & Transportation Authority, Series J   5.125      07/01/2043            31,291


                      57 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    11,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                   5.000%     07/01/2024   $    11,487,190
--------------------------------------------------------------------------------------------------------------------
      2,580,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                   5.000      07/01/2030         2,686,889
--------------------------------------------------------------------------------------------------------------------
      4,055,000   Puerto Rico IMEPCF (American Airlines) 1                   6.450      12/01/2025         4,139,263
--------------------------------------------------------------------------------------------------------------------
         65,000   Puerto Rico Infrastructure                                 5.000      07/01/2041            67,508
--------------------------------------------------------------------------------------------------------------------
      6,750,000   Puerto Rico Infrastructure                                 5.000      07/01/2046         7,030,193
--------------------------------------------------------------------------------------------------------------------
      2,015,000   Puerto Rico Public Buildings Authority, Series D           5.250      07/01/2036         2,109,020
                                                                                                     ---------------
                                                                                                          34,934,999

--------------------------------------------------------------------------------------------------------------------
UTAH--0.6%
      3,260,000   Eagle Mountain, UT Gas & Electric 1                        5.000      06/01/2024         3,389,259
--------------------------------------------------------------------------------------------------------------------
        295,000   Emery County, UT Pollution Control (Pacificorp) 1          5.650      11/01/2023           295,419
--------------------------------------------------------------------------------------------------------------------
         25,000   Intermountain, UT Power Agency                             6.150      07/01/2014            25,242
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Murray City, UT Hospital (IHC Health Services)             5.000      05/15/2022         8,018,400
--------------------------------------------------------------------------------------------------------------------
         15,000   Sandy City, UT Industrial Devel. (King Properties)         6.125      08/01/2016            15,026
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Utah County, UT Hospital (IHC Health Services)             5.250      08/15/2021         1,017,980
                                                                                                     ---------------
                                                                                                          12,761,326

--------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
         60,000   VT E&HBFA (Southwestern Vermont Medical Center)            5.625      10/01/2025            60,645
--------------------------------------------------------------------------------------------------------------------
        600,000   VT EDA (Wake Robin Corp.)                                  5.250      05/01/2026           609,174
--------------------------------------------------------------------------------------------------------------------
        265,000   VT EDA (Wake Robin Corp.)                                  6.000      03/01/2022           284,960
--------------------------------------------------------------------------------------------------------------------
        195,000   VT EDA (Wake Robin Corp.)                                  6.300      03/01/2033           206,072
--------------------------------------------------------------------------------------------------------------------
        200,000   VT HFA (Multifamily Hsg.), Series A                        6.150      02/15/2014           205,566
--------------------------------------------------------------------------------------------------------------------
        225,000   VT Student Assistance Corp. 1                              5.000      03/01/2026           230,499
                                                                                                     ---------------
                                                                                                           1,596,916

--------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.9%
        345,000   Alexandria, VA IDA Pollution Control
                  (Potomac Electric Power Company) 1                         5.375      02/15/2024           345,397
--------------------------------------------------------------------------------------------------------------------
        500,000   Bedford County, VA EDA (Public Facilities)                 5.250      05/01/2031           542,460
--------------------------------------------------------------------------------------------------------------------
      2,300,000   Buena Vista, VA Public Recreational Facilities Authority
                  (Golf Course)                                              5.250      07/15/2025         2,437,586
--------------------------------------------------------------------------------------------------------------------
        825,000   Buena Vista, VA Public Recreational Facilities Authority
                  (Golf Course) 1                                            5.500      07/15/2035           881,570
--------------------------------------------------------------------------------------------------------------------
      3,700,000   Celebrate, VA South Community Devel. Authority
                  Special Assessment                                         6.250      03/01/2037         3,817,364
--------------------------------------------------------------------------------------------------------------------
        100,000   Danville, VA IDA Educational Facilities
                  (Averett University)                                       6.000      03/15/2016           103,956
--------------------------------------------------------------------------------------------------------------------
      2,815,000   Fairfax County, VA Redevel. & Hsg. Authority
                  (Burke Shire Commons)                                      7.600      10/01/2036         2,934,018
--------------------------------------------------------------------------------------------------------------------
        400,000   Fairfax County, VA Water Authority                         6.000      04/01/2022           409,348


                      58 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$     3,000,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment                                         5.450%     03/01/2036   $     3,012,060
--------------------------------------------------------------------------------------------------------------------
        750,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment                                         5.800      03/01/2036           751,868
--------------------------------------------------------------------------------------------------------------------
         25,000   Greensville County, VA IDA (Georgia-Pacific Corp.) 1       5.300      08/01/2014            25,231
--------------------------------------------------------------------------------------------------------------------
         25,000   Hampton Roads, VA Regional Jail Authority 1                5.000      07/01/2028            25,289
--------------------------------------------------------------------------------------------------------------------
        500,000   Hampton, VA Redevel. & Hsg. Authority (Olde Hampton)       6.500      07/01/2016           500,100
--------------------------------------------------------------------------------------------------------------------
      9,900,000   Harrisonburg, VA IDA (Rockingham Memorial Hospital)        5.000      08/15/2046        10,354,608
--------------------------------------------------------------------------------------------------------------------
        565,000   Loudoun County, VA IDA (George Washington University)      6.250      05/15/2022           576,955
--------------------------------------------------------------------------------------------------------------------
        575,000   Louisa, VA IDA Pollution Control
                  (Virginia Electric & Power Company) 1                      5.450      01/01/2024           578,163
--------------------------------------------------------------------------------------------------------------------
        900,000   New Port, VA CDA                                           5.600      09/01/2036           941,436
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Norfolk, VA Water                                          5.875      11/01/2020         4,046,520
--------------------------------------------------------------------------------------------------------------------
         65,000   Norton, VA IDA (Norton Community Hospital)                 6.000      12/01/2022            70,050
--------------------------------------------------------------------------------------------------------------------
         25,000   Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                            5.500      08/15/2028            26,164
--------------------------------------------------------------------------------------------------------------------
        725,000   Suffolk, VA IDA (Lake Prince Center)                       5.150      09/01/2024           736,760
--------------------------------------------------------------------------------------------------------------------
        675,000   Suffolk, VA IDA (Lake Prince Center)                       5.300      09/01/2031           690,134
--------------------------------------------------------------------------------------------------------------------
      7,740,000   VA College Building Authority Educational Facilities
                  (Regent University)                                        5.000      06/01/2036         8,004,940
--------------------------------------------------------------------------------------------------------------------
         25,000   VA Hsg. Devel. Authority, Series B                         5.950      05/01/2016            25,558
--------------------------------------------------------------------------------------------------------------------
         10,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)          6.250      03/01/2019            10,001
                                                                                                     ---------------
                                                                                                          41,847,536

--------------------------------------------------------------------------------------------------------------------
WASHINGTON--4.1%
         10,000   Bothell, WA GO                                             5.300      12/01/2017            10,121
--------------------------------------------------------------------------------------------------------------------
      2,330,000   Bremerton, WA Hsg. Authority                               5.300      06/01/2026         2,375,715
--------------------------------------------------------------------------------------------------------------------
      4,145,000   Bremerton, WA Hsg. Authority                               5.500      06/01/2037         4,227,071
--------------------------------------------------------------------------------------------------------------------
     10,000,000   King County, WA Sewer 11                                   5.125      01/01/2024        10,456,450
--------------------------------------------------------------------------------------------------------------------
        200,000   Kitsap County, WA Consolidated Hsg. Authority              5.600      12/01/2028           203,570
--------------------------------------------------------------------------------------------------------------------
        100,000   Port Camas, WA Public Industrial Corp.
                  (James River Corp. of Virginia) 1                          6.700      04/01/2023           100,103
--------------------------------------------------------------------------------------------------------------------
      2,460,000   Seattle, WA Hsg. Authority (Gamelin House & Genesee)       5.700      11/01/2035         2,481,500
--------------------------------------------------------------------------------------------------------------------
         25,000   Seattle, WA Special Obligation
                  (Chinatown International District)                         5.900      08/01/2026            25,039
--------------------------------------------------------------------------------------------------------------------
        500,000   Skagit County, WA Public Hospital District
                  (Skagit Valley Hospital)                                   5.375      12/01/2022           520,830
--------------------------------------------------------------------------------------------------------------------
        500,000   Skagit County, WA Public Hospital District
                  (Skagit Valley Hospital)                                   5.500      12/01/2030           522,540
--------------------------------------------------------------------------------------------------------------------
        165,000   Skagit Valley, WA College                                  5.625      11/01/2017           168,222
--------------------------------------------------------------------------------------------------------------------
        140,000   Skagit Valley, WA College                                  5.750      11/01/2023           143,073
--------------------------------------------------------------------------------------------------------------------
        500,000   Snohomish County, WA Hsg. Authority                        6.400      04/01/2026           501,920


                      59 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$        15,000   Tacoma, WA Electric System                                 5.500%     01/01/2014   $        15,318
--------------------------------------------------------------------------------------------------------------------
        500,000   Vancouver, WA Downtown Redevel. Authority
                  (Conference Center)                                        5.250      01/01/2028           520,700
--------------------------------------------------------------------------------------------------------------------
      3,200,000   Vancouver, WA Downtown Redevel. Authority
                  (Conference Center)                                        5.250      01/01/2034         3,320,960
--------------------------------------------------------------------------------------------------------------------
         25,000   Vancouver, WA Downtown Redevel. Authority
                  (Conference Center)                                        6.000      01/01/2028            27,448
--------------------------------------------------------------------------------------------------------------------
      3,260,000   Vancouver, WA Downtown Redevel. Authority
                  (Conference Center)                                        6.000      01/01/2034         3,562,919
--------------------------------------------------------------------------------------------------------------------
        500,000   WA COP (Dept. of General Administration)                   5.625      10/01/2020           500,715
--------------------------------------------------------------------------------------------------------------------
         10,000   WA Health Care Facilities Authority
                  (Group Health Coop)                                        5.000      12/01/2036            10,389
--------------------------------------------------------------------------------------------------------------------
      9,990,000   WA Health Care Facilities Authority
                  (Group Health Coop) 11                                     5.000      12/01/2036        10,637,546
--------------------------------------------------------------------------------------------------------------------
         20,000   WA Health Care Facilities Authority
                  (Multicare Health System)                                  5.000      08/15/2022            20,429
--------------------------------------------------------------------------------------------------------------------
        215,000   WA Health Care Facilities Authority (Northwest Hospital)   5.750      11/15/2023           215,292
--------------------------------------------------------------------------------------------------------------------
         10,000   WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)                         5.000      07/01/2025            10,357
--------------------------------------------------------------------------------------------------------------------
     17,020,000   WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center) 11                      5.000      07/01/2025        17,628,210
--------------------------------------------------------------------------------------------------------------------
         15,000   WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)                         5.000      07/01/2030            15,494
--------------------------------------------------------------------------------------------------------------------
      7,340,000   WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center) 11                      5.000      07/01/2030         7,581,523
--------------------------------------------------------------------------------------------------------------------
      5,095,000   WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)                         5.000      07/01/2038         5,223,190
--------------------------------------------------------------------------------------------------------------------
     18,500,000   WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center) 11                      5.000      07/01/2038        18,965,460
--------------------------------------------------------------------------------------------------------------------
         15,000   WA Health Care Facilities Authority
                  (Swedish Health System)                                    5.125      11/15/2022            15,388
--------------------------------------------------------------------------------------------------------------------
        145,000   WA Health Care Facilities Authority
                  (Yakima Valley Memorial Hospital Assoc.)                   5.375      12/01/2027           151,248
--------------------------------------------------------------------------------------------------------------------
      1,350,000   WA HFC (Nickerson Area Properties)                         5.300      01/01/2028         1,403,082
--------------------------------------------------------------------------------------------------------------------
        210,000   WA Tobacco Settlement Authority (TASC)                     6.500      06/01/2026           230,542
                                                                                                     ---------------
                                                                                                          91,792,364

--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
         60,000   Buckhannon, WV Sewer System 1                              5.250      10/01/2025            61,264
--------------------------------------------------------------------------------------------------------------------
         60,000   Huntington, WV Sewer 1                                     5.375      11/01/2023            60,076
--------------------------------------------------------------------------------------------------------------------
        150,000   Monongalia County, WV Pollution Control
                  (Potomac Edison Company)                                   5.950      04/01/2013           151,143
--------------------------------------------------------------------------------------------------------------------
      1,260,000   Morgantown, WV Tax Increment (Parking Garage)              5.000      06/01/2033         1,228,399


                      60 | OPPENHEIMER AMT-FREE MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
$     4,635,000   Ohio County, WV Commission Tax Increment
                  (Fort Henry Centre)                                        5.625%     06/01/2034   $     4,856,692
--------------------------------------------------------------------------------------------------------------------
      1,540,000   West Liberty State College, WV, Series A                   6.000      06/01/2023         1,636,758
--------------------------------------------------------------------------------------------------------------------
      1,695,000   West Liberty State College, WV, Series A                   6.125      06/01/2028         1,801,548
--------------------------------------------------------------------------------------------------------------------
        500,000   Wheeling, WV Tax Increment (Stone Building Renovation)     5.200      06/01/2025           506,770
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Wheeling, WV Tax Increment (Stone Building Renovation)     5.500      06/01/2033         1,523,505
                                                                                                     ---------------
                                                                                                          11,826,155

--------------------------------------------------------------------------------------------------------------------
WISCONSIN--0.9%
      6,640,000   Badger, WI Tobacco Asset Securitization Corp.              6.375      06/01/2032         7,233,882
--------------------------------------------------------------------------------------------------------------------
        895,000   Janesville, WI Pollution Control (General Motors Corp.) 1  5.550      04/01/2009           896,387
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Madison, WI GO                                             5.500      05/01/2009         2,012,360
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Sokaogon, WI Chippewa Community (Gaming)                   7.000      01/01/2026         1,753,815
--------------------------------------------------------------------------------------------------------------------
        500,000   Waupun, WI Hsg. Authority (Christian Home & Rehab)         5.000      12/01/2029           497,945
--------------------------------------------------------------------------------------------------------------------
        505,000   WI GO                                                      6.000      05/01/2013           505,889
--------------------------------------------------------------------------------------------------------------------
      2,000,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)               5.875      08/15/2026         2,043,020
--------------------------------------------------------------------------------------------------------------------
        110,000   WI H&EFA (Franciscan Sisters of Christian
                  Charity Healthcare Ministry)                               5.500      02/15/2014           110,136
--------------------------------------------------------------------------------------------------------------------
         15,000   WI H&EFA (Froedert & Community)                            5.375      10/01/2030            16,090
--------------------------------------------------------------------------------------------------------------------
          5,000   WI H&EFA (Froedert & Community)                            5.375      10/01/2030             5,298
--------------------------------------------------------------------------------------------------------------------
      2,275,000   WI H&EFA (Hess Memorial Hospital Assoc.)                   7.875      11/01/2022         2,303,165
--------------------------------------------------------------------------------------------------------------------
        135,000   WI H&EFA (Medical College of Wisconsin) 1                  5.500      12/01/2026           137,857
--------------------------------------------------------------------------------------------------------------------
        550,000   WI H&EFA (St. Clare Terrance)                              5.750      12/01/2036           547,619
--------------------------------------------------------------------------------------------------------------------
        870,000   WI H&EFA (Three Pillars Senior Living)                     5.500      08/15/2034           891,263
--------------------------------------------------------------------------------------------------------------------
      1,075,000   WI H&EFA (WMA/MHCC/MVS Obligated Group)                    5.600      08/15/2023         1,127,116
--------------------------------------------------------------------------------------------------------------------
      1,000,000   WI H&EFA (WMA/MHCC/MVS Obligated Group)                    5.750      08/15/2026         1,057,640
--------------------------------------------------------------------------------------------------------------------
        105,000   WI Hsg. & Economic Devel. Authority, Series A              6.850      11/01/2012           105,112
                                                                                                     ---------------
                                                                                                          21,244,594

--------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
        500,000   Cheyenne, WY Hsg. Authority (Foxcrest II)                  5.400      06/01/2027           514,125

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,511,198,438)-117.8%                                               2,622,770,168
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(17.8)                                                            (396,689,017)
                                                                                                     ---------------

NET ASSETS-100.0%                                                                                    $ 2,226,081,151
                                                                                                     ===============


                      61 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after January 31, 2007. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Issue is in default. See Note 1 of accompanying Notes.

8. Non-income producing security.

9. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $7,393,344, which represents 0.33% of the Fund's net assets. See
Note 5 of accompanying Notes.

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

TO SIMPLIFY THE  LISTINGS OF  SECURITIES,  ABBREVIATIONS  ARE USED PER THE TABLE
BELOW:

ADA      Atlanta Devel. Authority
AH       Ascension Health
AHC      Aurora Healthcare
AHF      American Housing Foundation
AHS      Adventist Health System
AHSI     Assumption High School, Inc.
AMCS     Aurora Medical Center of Sheboygan County
AOLM     Academy of Our Lady of Mercy, Inc.
ARC      Assoc. of Retarded Citizens
BCC      Bethesda Company Care, Inc.
BCG      Bethesda Care Givers
BCH      Bethany Covenant Home
BHA      Bethesda Hospital Assoc.
BHC      Bethesda Home Care
BHM      Baptist Hospital of Miami
BHSSF    Baptist Health System of South Florida
CAH      Colonial Acres Home
CAU      Clark Atlanta University
CDA      Communities Devel. Authority
CFGH     Central Florida Group Homes
CHHC     Community Health & Home Care
COP      Certificates of Participation
CRC      Covenant Retirement Communities
DDC      Dual Devel. Corp.
DKH      Day Kimball Hospital
E&HBFA   Educational Health Buildings Financing Agency
ECH      Ebenezer Covenant Home
EDA      Economic Devel. Authority
EDC      Economic Devel. Corp.
EDFA     Economic Devel. Finance Authority
EF&CD    Environmental Facilities and Community Devel.
EMH      Elmhurst Memorial Hospital
EMHH     Elmhurst Memorial Home Health
EMHS     Elmhurst Memorial Health System
FHA      Federal Housing Agency/Authority
FHS      Freeman Health System
FNH      Freeman Neosho Hospital
FRS      Family Rehabilitation Services (Hancock Manor)
GHC      Gaston Health Care
GHS      Gaston Health Services
GMH      Gaston Memorial Hospital
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
HDA      Hospital Devel. Authority
HDC      Housing Devel. Corp.
HE&HF    Higher Educational and Housing Facilities
HE&HFA   Higher Education and Health Facilities Authority
HFC      Housing Finance Corp.
HFDC     Health Facilities Devel. Corp.
HHI      Homestead Hospital
HMH      Hartford Memorial Hospital
HNE      Healthnet of New England
IDA      Industrial Devel. Agency
IHC      Intermountain Health Care
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
MCAS     Medlantic Center for Ambulatory Surgery
MEDE     Medlantic Enterprises
MH       Memorial Hospital
MHCC     Masonic Health Care Center
MLTCC    Medlantic Long Term Care Corp.
MRI      Medlantic Research Institutes


                      62 | OPPENHEIMER AMT-FREE MUNICIPALS

MSH      Mount Sinai Hospital
MVS      Masonic Village on the Square
NAC      Nanticoke Alternative Care
NEGHR    Northeast Georgia Health Resources
NEGHS    Northeast Georgia Health Systems
NEGMC    Northeast Georgia Medical Center
NMH      Nanticoke Memorial Hospital
NRH      National Rehabilitation Hospital
NYC      New York City
OHC      Oakwood Hospital Corp.
OPSU     Oklahoma Panhandle State University
OUH      Oakwood United Hospitals
PP       Professionals PRN, Inc.
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
RSU      Rogers State University
S&EPF    Sheppard & Enoch Pratt Foundation
SAVRS    Select Auction Variable Rate Securities
SHCNA    Seton Health Corp. of North Alabama
SHCSA    Seton Health Corp. of South Alabama
SLMC     St. Luke's Medical Center
SMH      South Miami Hospital
SMHS     South Miami Health System
SPHS     Sheppard Pratt Health System
SPI      Sheppard Pratt Investments
SPPP     Sheppard Pratt Physicians Pennsylvania
SSNH     Sunny Slope Nursing Home
SVH      Saint Vincent's Hospital
TASC     Tobacco Settlement Asset-Backed Bonds
TC       Travis Corp. (People Care)
UC       United Care
VC       VinFen Corp
VCS      VinFen Clinical Services
WMA      Wisconsin Masonic Home
WVHCS    Wyoming Valley Health Care System
YMCA     Young Men's Christian Assoc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      63 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2007
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,511,198,438)--see accompanying statement of investments        $  2,622,770,168
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                   679,371
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                    59,916,533
Interest                                                                                            28,188,959
Shares of beneficial interest sold                                                                  15,513,340
Other                                                                                                   71,420
                                                                                              -----------------
Total assets                                                                                     2,727,139,791

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                     351,640,000
Payable on borrowings (See Note 6)                                                                  98,400,000
Investments purchased (including $40,916,215 purchased on a when-issued basis or forward
   commitment)                                                                                      42,145,629
Shares of beneficial interest redeemed                                                               5,415,068
Dividends                                                                                            2,391,974
Distribution and service plan fees                                                                     449,511
Trustees' compensation                                                                                 257,569
Interest expense on borrowings                                                                         188,468
Transfer and shareholder servicing agent fees                                                           63,228
Shareholder communications                                                                              54,930
Other                                                                                                   52,263
                                                                                              -----------------
Total liabilities                                                                                  501,058,640

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $  2,226,081,151
                                                                                              =================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                    $        216,689
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       2,156,878,697
---------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                     (1,379,247)
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                       (41,206,718)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         111,571,730
                                                                                              -----------------
NET ASSETS                                                                                    $  2,226,081,151
                                                                                              =================


                      64 | OPPENHEIMER AMT-FREE MUNICIPALS

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,822,362,426 and
177,263,263 shares of beneficial interest outstanding)                                               $10.28
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $10.79
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $58,993,348 and 5,760,156 shares
of beneficial interest outstanding)                                                                  $10.24
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $344,725,377 and 33,665,144 shares of
beneficial interest outstanding)                                                                     $10.24

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      65 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Interest                                                                                      $     61,863,979
---------------------------------------------------------------------------------------------------------------
Other income                                                                                             4,308
                                                                                              -----------------
Total investment income                                                                             61,868,287

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                      4,261,063
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                              2,024,768
Class B                                                                                                296,703
Class C                                                                                              1,505,505
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                295,711
Class B                                                                                                 21,236
Class C                                                                                                 64,777
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 41,419
Class B                                                                                                  2,658
Class C                                                                                                  6,457
---------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                      6,289,563
---------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                         443,972
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  98,920
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              4,321
---------------------------------------------------------------------------------------------------------------
Other                                                                                                  177,155
                                                                                              -----------------
Total expenses                                                                                      15,534,228
Less reduction to custodian expenses                                                                    (3,792)
                                                                                              -----------------
Net expenses                                                                                        15,530,436

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               46,337,851

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                   (21,629,609)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                58,175,213

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $     82,883,455
                                                                                              =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      66 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS               YEAR
                                                                                      ENDED              ENDED
                                                                           JANUARY 31, 2007           JULY 31,
                                                                                (UNAUDITED)               2006
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                      $     46,337,851   $     65,832,513
---------------------------------------------------------------------------------------------------------------
Net realized loss                                                               (21,629,609)          (470,255)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            58,175,213         (1,251,624)
                                                                           ------------------------------------
Net increase in net assets resulting from operations                             82,883,455         64,110,634

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                         (39,238,712)       (62,366,257)
Class B                                                                          (1,161,774)        (2,369,416)
Class C                                                                          (5,929,986)        (7,405,225)
                                                                           ------------------------------------
                                                                                (46,330,472)       (72,140,898)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (171,193)                --
Class B                                                                              (5,756)                --
Class C                                                                             (31,972)                --
                                                                           ------------------------------------
                                                                                   (208,921)                --

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                         297,458,077        721,093,725
Class B                                                                            (730,844)        17,072,054
Class C                                                                          88,735,875        180,893,706
                                                                           ------------------------------------
                                                                                385,463,108        919,059,485

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase                                                                  421,807,170        911,029,221
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                           1,804,273,981        893,244,760
                                                                           ------------------------------------

End of period (including accumulated net investment loss of
$1,379,247 and $1,386,626, respectively)                                   $  2,226,081,151   $  1,804,273,981
                                                                           ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      67 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

January 31, 2007
-----------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-----------------------------------------------------------------------------------
Net increase in net assets from operations                       $      82,883,455
-----------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                     (628,411,458)
Proceeds from disposition of investment securities                     158,502,760
Short-term investment securities, net                                  (30,813,105)
Premium amortization                                                     2,539,671
Discount accretion                                                      (1,340,164)
Net realized loss on investments                                        21,629,609
Net change in unrealized appreciation on investments                   (58,175,213)
Increase in interest receivable                                         (6,273,565)
Increase in receivable for securities sold                             (58,691,748)
Increase in other assets                                                   (34,767)
Increase in payable for securities purchased                            16,790,101
Increase in payable for accrued expenses                                   281,661
                                                                 ------------------
Net cash used in operating activities                                 (501,112,763)

-----------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-----------------------------------------------------------------------------------
Proceeds from bank borrowing                                           297,700,000
Payments on bank borrowing                                            (207,200,000)
Proceeds from short-term floating rate notes issued                     71,180,000
Proceeds from shares sold                                              512,010,645
Payment on shares redeemed                                            (155,344,676)
Cash distributions paid                                                (17,960,511)
                                                                 ------------------
Net cash provided by financing activities                              500,385,458
-----------------------------------------------------------------------------------
Net decrease in cash                                                      (727,305)
-----------------------------------------------------------------------------------
Cash, beginning balance                                                  1,406,676
-----------------------------------------------------------------------------------
Cash, ending balance                                             $         679,371
                                                                 ==================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $27,672,514.

Cash paid for interest on bank borrowings--$323,314.

Cash paid for interest on short-term floating rate notes issued--$6,289,563.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      68 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                     YEAR
                                                ENDED                                                                    ENDED
                                     JANUARY 31, 2007                                                                 JULY 31,
CLASS A                                   (UNAUDITED)           2006           2005           2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                               $          10.08    $     10.16    $      9.53    $      9.19    $     9.48    $     9.57
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .24 1          .50 1          .55 1          .59           .57           .50
Net realized and unrealized gain
(loss)                                            .20           (.03)           .63            .28          (.32)         (.10)
                                     --------------------------------------------------------------------------------------------
Total from investment operations                  .44            .47           1.18            .87           .25           .40
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                           (.24)          (.55)          (.55)          (.53)         (.54)         (.49)
Distributions from net realized
gain                                               -- 2           --             --             --            --            --
                                     --------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.24)          (.55)          (.55)          (.53)         (.54)         (.49)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period       $          10.28    $     10.08    $     10.16    $      9.53    $     9.19    $     9.48
                                     ============================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                          4.43%          4.78%         12.69%          9.60%         2.46%         4.39%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                           $      1,822,363    $ 1,494,775    $   780,571    $   568,156    $  553,344    $  568,935
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)    $      1,666,404    $ 1,147,353    $   639,474    $   567,291    $  569,881    $  568,951
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            4.68%          4.97%          5.56%          6.18%         5.82%         5.35%
Expenses excluding interest and
fees on short-term floating rate
notes issued                                     0.77%          0.87%          0.92%          0.92%         0.93%         0.88%
Interest and fees on short-term
floating rate notes issued 5                     0.62%          0.62%          0.40%          0.26%         0.21%         0.04%
                                     --------------------------------------------------------------------------------------------
Total expenses                                   1.39%          1.49%          1.32%          1.18%         1.14%         0.92%
Expenses after payments and
waivers and reduction to custodian
expenses                                         1.39%          1.49%          1.32%          1.18%         1.09%         0.89% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             7%            16%            15%            25%           75%           31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      69 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2007                                                              JULY 31,
CLASS B                                         (UNAUDITED)          2006          2005          2004         2003           2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $          10.04    $    10.13    $     9.50    $     9.17   $     9.45   $       9.55
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .20 1         .42 1         .48 1         .52          .49            .43
Net realized and unrealized gain (loss)                 .20          (.04)          .63           .27         (.31)          (.11)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        .40           .38          1.11           .79          .18            .32
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.20)         (.47)         (.48)         (.46)        (.46)          (.42)
Distributions from net realized gain                     -- 2          --            --            --           --             --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.20)         (.47)         (.48)         (.46)        (.46)          (.42)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $          10.24    $    10.04    $    10.13    $     9.50   $     9.17   $       9.45
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     4.03%         3.87%        11.87%         8.68%        1.80%          3.50%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $         58,993    $   58,570    $   41,867    $   47,024   $   63,104   $     72,241
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $         58,929    $   50,695    $   43,648    $   55,864   $   67,721   $     73,571
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  3.89%         4.19%         4.83%         5.42%        5.04%          4.58%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.57%         1.68%         1.69%         1.69%        1.69%          1.65%
Interest and fees on short-term floating
rate notes issued 5                                    0.62%         0.62%         0.40%         0.26%        0.21%          0.04%
                                           -----------------------------------------------------------------------------------------
Total expenses                                         2.19%         2.30%         2.09%         1.95%        1.90%          1.69%
Expenses after payments and waivers and
reduction to custodian expenses                        2.19%         2.30%         2.09%         1.95%        1.85%          1.66% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   7%           16%           15%           25%          75%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      70 | OPPENHEIMER AMT-FREE MUNICIPALS

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2007                                                              JULY 31,
CLASS C                                         (UNAUDITED)          2006          2005          2004         2003           2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $          10.04    $    10.13    $     9.50    $     9.16   $     9.45   $       9.55
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .20 1         .42 1         .47 1         .51          .49            .43
Net realized and unrealized gain (loss)                 .20          (.04)          .64           .29         (.32)          (.11)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        .40           .38          1.11           .80          .17            .32
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.20)         (.47)         (.48)         (.46)        (.46)          (.42)
Distributions from net realized gain                     -- 2          --            --            --           --             --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.20)         (.47)         (.48)         (.46)        (.46)          (.42)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $          10.24    $    10.04    $    10.13    $     9.50   $     9.16   $       9.45
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     4.05%         3.89%        11.87%         8.79%        1.67%          3.50%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $        344,725    $  250,929    $   70,807    $   27,793   $   23,511   $     20,491
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $        299,155    $  159,084    $   40,236    $   25,810   $   22,345   $     17,776
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  3.90%         4.17%         4.70%         5.39%        5.04%          4.57%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.53%         1.62%         1.69%         1.70%        1.71%          1.65%
Interest and fees on short-term floating
rate notes issued 5                                    0.62%         0.62%         0.40%         0.26%        0.21%          0.04%
                                           -----------------------------------------------------------------------------------------
Total expenses                                         2.15%         2.24%         2.09%         1.96%        1.92%          1.69%
Expenses after payments and waivers and
reduction to custodian expenses                        2.15%         2.24%         2.09%         1.96%        1.87%          1.66% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   7%           16%           15%           25%          75%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      71 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange


                      72 | OPPENHEIMER AMT-FREE MUNICIPALS
on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2007, the Fund had purchased $40,916,215 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $157,529,337 as of January 31, 2007, which represents 5.78% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the


                      73 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2007 municipal bond holdings with a value of $509,119,203 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $351,640,000 in short-term floating rate notes issued and outstanding at that date.

At January 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                     COUPON      MATURITY        VALUE AS OF
AMOUNT            INVERSE FLOATER 1                                           RATE 2          DATE   JANUARY 31, 2007
----------------------------------------------------------------------------------------------------------------------
$ 2,500,000       AK HFC RITES                                                 7.501%       6/1/32   $      2,789,950
  2,000,000       AK HFC ROLs                                                  8.668       12/1/33          2,159,520
  4,700,000       CA GO RITES                                                  6.629        2/1/25          5,917,300
  5,000,000       CA Golden State Tobacco Securitization Corp.
                  ROLs 3                                                       8.671        6/1/45          5,666,300
  2,270,000       CO Health Facilities Authority RITES                         8.501        3/1/22          2,984,959
  1,750,000       Detroit, MI Sewer Disposal System                            5.363        1/1/27          1,753,500
  2,815,000       GA Municipal Electric Authority RITES                       12.490        1/1/17          4,731,846
  3,730,000       Harris County, TX Toll Road RITES                            8.001       8/15/24          4,747,619
  5,000,000       HI Airports System RITES                                     7.500        7/1/20          5,704,850
 15,420,000       IA Tobacco Settlement Authority ROLs 3                       9.155        6/1/46         17,931,455
  2,500,000       ID Health Facilities Authority ROLs                          8.578        9/1/35          2,790,900
  1,780,000       ID Health Facilities Authority ROLs                          8.578        9/1/35          1,987,121
  3,500,000       IL Health Facilities Authority ROLs                          9.073       8/15/33          4,037,670
  2,500,000       IL Metropolitan Pier & Exposition Authority
                  RITES                                                        6.490      12/15/28          2,922,850
  3,250,000       Indianapolis, IN Local Public Improvement
                  Bond Bank RITES                                              7.501        7/1/33          4,167,865
  1,875,000       Jacksonville, FL Electric Authority RITES                    4.966       10/1/22          1,884,825
  2,500,000       King County, WA Sewer RITES                                  7.001        1/1/24          2,956,450
 11,745,000       LA Tobacco Settlement Financing Corp. RITES                  6.640       5/15/39         13,401,515
  2,500,000       Lake County, FL School Board COP RITES                       5.760        6/1/30          2,960,400
  4,900,000       Los Angeles, CA Community Redevel. Agency
                  ROLs                                                         8.848        9/1/30          5,868,240


                      74 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                          COUPON   MATURITY        VALUE AS OF
AMOUNT        INVERSE FLOATER 1                                    RATE 2       DATE   JANUARY 31, 2007
-------------------------------------------------------------------------------------------------------
$ 3,510,000   MA H&EFA RITES                                        5.760%   8/15/25     $    4,028,076
  3,250,000   NJ Transit Corp. ROLs, Series 15                      8.530    9/15/15          3,641,788
 22,000,000   TX Municipal Gas Acquisition & Supply Corp.           3.240   12/15/26         21,912,000
  1,665,000   TX Municipal Gas Acquisition & Supply Corp.
              RITES                                                 4.990   12/15/26          1,665,000
  2,550,000   Volusia County, FL Educational Facility Authority
              ROLs                                                  8.658   10/15/13          2,969,271
  7,900,000   Volusia County, FL Educational Facility Authority
              ROLs                                                  8.658   10/15/35          9,060,194
  4,255,000   WA Health Care Facilities Authority ROLs 3            8.536     7/1/25          4,863,210
  1,835,000   WA Health Care Facilities Authority ROLs 3            8.536     7/1/30          2,076,523
  4,625,000   WA Health Care Facilities Authority ROLs 3            8.536     7/1/38          5,090,460
  4,160,000   WA Reset Optional Certificates Trust II ROLs          8.658    12/1/36          4,807,546
                                                                                         --------------
                                                                                         $  157,479,203
                                                                                         ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 62 and 63 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $78,000,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2007, securities with an aggregate market value of $837,981, representing 0.04% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                      75 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $36,838,602 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2006, the Fund utilized $1,028,741 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2006, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                            EXPIRING
                            ------------------------
                            2010         $15,208,993

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2007, the Fund's projected benefit obligations were increased by $78,953 and payments of $10,990 were made to retired trustees, resulting in an accumulated liability of $192,066 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer


                      76 | OPPENHEIMER AMT-FREE MUNICIPALS
funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      77 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED JANUARY 31, 2007         YEAR ENDED JULY 31, 2006
                                  SHARES             AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                          38,964,070      $ 400,020,587      88,693,790   $  894,341,222
Dividends and/or
distributions reinvested       2,337,424         24,011,666       3,754,817       37,866,989
Redeemed                     (12,339,877)      (126,574,176)    (20,937,412)    (211,114,486)
                             ----------------------------------------------------------------
Net increase                  28,961,617      $ 297,458,077      71,511,195   $  721,093,725
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                             623,323      $   6,367,944       2,980,673   $   29,961,366
Dividends and/or
distributions reinvested          63,401            648,646         134,792        1,354,805
Redeemed                        (758,712)        (7,747,434)     (1,415,873)     (14,244,117)
                             ----------------------------------------------------------------
Net increase (decrease)          (71,988)     $    (730,844)      1,699,592   $   17,072,054
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                          10,408,985      $ 106,428,473      19,979,688   $  200,765,872
Dividends and/or
distributions reinvested         294,316          3,012,202         385,370        3,869,283
Redeemed                      (2,028,159)       (20,704,800)     (2,365,535)     (23,741,449)
                             ----------------------------------------------------------------
Net increase                   8,675,142      $  88,735,875      17,999,523   $  180,893,706
                             ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended January 31, 2007, were as follows:

                                           PURCHASES           SALES
            --------------------------------------------------------
            Investment securities       $628,411,458    $158,502,760

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                         FEE SCHEDULE
                         --------------------------------
                         Up to $200 million         0.60%
                         Next $100 million          0.55
                         Next $200 million          0.50
                         Next $250 million          0.45
                         Next $250 million          0.40
                         Over $1 billion            0.35


                      78 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $379,815 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B and Class C shares were $2,082,736 and $3,700,020, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                      79 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2007        $541,000         $51,729         $49,138         $44,043

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2817% as of January 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the six months ended January 31, 2007, the average daily loan balance was $16,422,826 at an average daily interest rate of 5.301%. The Fund had borrowings outstanding of $98,400,000 at January 31, 2007 at an interest rate of 5.2817%. The Fund had gross borrowings and gross loan repayments of $297,700,000 and $207,200,000, respectively, during the six months ended January 31, 2007. The maximum amount of


                      80 | OPPENHEIMER AMT-FREE MUNICIPALS
borrowings outstanding at any month-end during the six months ended January 31, 2007 was $98,400,000. The Fund paid $45,388 in fees and $323,314 in interest during the six months ended January 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                      81 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      82 | OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      83 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                      84 | OPPENHEIMER AMT-FREE MUNICIPALS

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load general municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.


                      85 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      86 | OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

As discussed in registrant's Form N-CSR/A in connection with the registrant's restated financial statements for the period ended July 31, 2006, during the registrant's second fiscal quarter of the six-month period ended January 31, 2007 covered by this report and prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.


ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007